As filed with the Securities and Exchange Commission on March 11, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Name and address of agent for service)

1-877-LOW-BETA (569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  December 31, 2007

Item 1. Report to Stockholders.

Underlying Funds Trust

ANNUAL REPORT

December 31, 2007

Underlying Funds Trust
Shareholder Letter

February 25, 2008

Dear Shareholders:

The various portfolios of Underlying Funds Trust (UFT), are available only to the multi-strategy portfolios of AIP Alternative Strategies Funds (AIP Funds).  Currently AIP Funds offers two series, the Alpha Hedged Strategies Fund and the Beta Hedged Strategies Fund.

Since its inception on April 28, 2006 the UFT has grown to 16 series, with 29 total sub-advisors.

In the future, we will strive to provide rewarding risk adjusted long-term investment returns.

Very truly yours,

Lee W. Schultheis
President & Chief Investment Strategist
Underlying Funds Trust

Must be preceded or accompanied by a prospectus.  Read it carefully before investing.

Fund Disclosure

Certain hedging techniques and leverage employed in the management of the Funds may accelerate the velocity of possible losses.  Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Funds.  Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Funds.  Options held in the Funds may be illiquid and the fund manager may have difficulty closing out a position. The Funds may also invest in:

▪	smaller capitalized companies - subject to more abrupt or erratic market movements than larger, more established companies;
▪	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;
▪	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;
▪
shares of other investment companies that invest in securities and styles similar to the Funds, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Funds intend to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include: merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses.  The Funds are non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains and losses of a single security may have a greater impact on each Fund’s share price.

Because the Funds are fund-of-funds, your cost of investing in the Funds will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests.  By investing in the Funds, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds.  Please refer to the prospectus for more information about the Funds, including risks, fees and expenses.

Underlying Funds Trust
Shareholder Letter

Mutual fund investing involves risk; loss of principal is possible.  Please consult an investment professional for advice regarding your particular circumstances.  An investment in the Funds may not be suitable for all investors.

Quasar Distributors, LLC, Distributor - 2/08

2007 Market Commentary

The goal of the AIP Alternative Strategies Funds mutual fund family is to provide a range of superior risk-adjusted return profiles, for investors seeking something different from the traditional investment approach of ‘buy and hold equities’, and thus being dependent on the vagaries of the equity markets.

Alpha Hedged Strategies Fund (ALPHX) is designed to achieve consistent absolute returns with low correlation to traditional financial market indices.  We seek to achieve this goal by employing experienced hedge fund managers as our sub-advisors, running their conservative hedged investment strategies in separate accounts within the Fund.  The Fund is designed to mimic a conservative hedge fund of funds style portfolio, but to do so within the confines of an open-end mutual fund vehicle.

AIP’s Beta Hedged Strategies Fund (BETAX) was launched in late April of 2006, and is designed to achieve strong risk-adjusted returns with moderate correlation to traditional market indices.  BETAX was created to offer shareholders a choice, between a more conservatively positioned fund portfolio, such as ALPHX, and a more aggressive multi-strategy approach with BETAX.

The Hedged Strategies Space

2007 proved to be a year of two distinct “halves”, as most hedged strategies worked reasonably well in the first 6 months of the year.  The first rumblings of potential problems in sub-prime in early February, and a mini-stock market crisis triggered by the Chinese markets at the end of February proved to be the only real blips along the way in early 2007.  By mid-year, the majority of hedged strategy mutual funds and hedge funds had posted strong gains.

Then the wheels fell off.  The “sub-prime slime” hit with a vengeance in July of 2007, with credit markets freezing up in areas previously unrelated, like asset-backed commercial paper.  An early casualty was the private equity markets, which had ridden the wave of easy credit with “covenant light”, “no money down” financing of many acquisitions.  This caused collateral damage in the merger arbitrage arena, as there was no longer a steady “bid under the market” on many cash deals, and prospective takeover candidates.

Then the “quant flu” hit with full force in August, sending many self-proclaimed “market neutral” strategies spiraling downward with frightening speed.  Although many recovered swiftly, some highly leveraged hedge funds, and a few open-end mutual funds subject to daily redemptions, were hit hard.  In any event, it certainly brought home the realization that no single strategy, even a hedged one, was immune to occasional significant turmoil along the way.

In September and October the sub-prime “creep” reached out into financials, including banks, brokerages and the recent crop of IPO’d hedge fund and private equity management companies like Blackstone and Fortress.   Ultimately, sub-prime directly cost the CEO’s of Citigroup and Merrill Lynch their jobs, as sizeable balance sheet markdowns had to be taken (and likely will continue sometime into 2008).

Underlying Funds Trust
Shareholder Letter

With a full blown credit crunch and liquidity crisis looming, the Fed finally stepped in to reassure markets, inject some liquidity/confidence (aren’t they sometimes the same thing?), and reassert the priority of keeping financial markets functioning over their more coveted goal of fighting future inflation.  Washington even got into the act, with numerous rumblings of “super-funds” or clearing houses like the RTC from back in the days of the S&L crisis of the late 1980’s and early 1990’s, and a proposed “rating system” of a borrower’s ability to absorb mortgage rate resets, and potentially freezing some scheduled resets.  Fortunately, all of these suggestions are largely impractical to implement, and any serious attempts to do so could send a permanent chill through the loan securitization marketplace (imagine buying a securitized loan pool and then finding out that the federal government could unilaterally change the terms of the underlying loans on you?).

AIP Funds in 2007

Like the entire hedged strategies space, 2007 was a tale of two halves for AIP’s Alpha Hedged Strategies and Beta Hedged Strategies Funds.  In the first half of 2007 a number of strategies shone, such as distressed securities, global hedged income, long/short strategies (those not fully hedged), both domestic and global, equity options overlay, and merger arbitrage.  Laggards included many of the market neutral long/short strategies, convertible bond arbitrage, and fixed-income arbitrage (where we had a hedged exposure to sub-prime that was waiting for the downturn in that sector to play out).

The second half of 2007 was almost a complete flip-flop of what worked and what did not.  Most notably, long/short suffered along with the general equity markets (although global long/short fared the best), and distressed securities had to weather both a dramatic widening of credit spreads (post sub-prime) and some profit taking relative to the strong gains of the early part of the year.  The two biggest winners in the latter half of the year were fixed-income arbitrage (as the long awaited sub-prime unwind finally began the “sorting the winners from the losers” in this space – exactly what our hedged exposures in this area were structured for), and some impressive gains in the market neutral long/short strategies, in spite of one decidedly bad week in early August, sort of a mini “quant head cold” in our case.

Overall, the final net returns of both Alpha (+8.25%) and Beta (+10.35%) for 2007 were remarkable, as the average fund in Lipper’s Equity Market Neutral category returned a paltry +3.55%, and the average entry in Morningstar’s Long/Short category (a bit more aggressive grouping than Lipper’s) was still only +4.42%.

Standardized Performance as of 12/31/07 (%)
				Since
	1Yr	3 Yr*	5 Yr*	Incep*/**
ALPHX (No Load Shares)	8.25	6.75	8.04	7.17
BETAX (No Load Shares)	10.35	N/A	N/A	3.96
Lipper EMN Category	3.55	3.91	3.30	N/A
Morningstar L/S Category	4.42	6.00	6.94	N/A

Total Annual Fund Operating Expenses (ALPHX)	6.10%
Total Annual Fund Operating Expenses (BETAX)	5.97%
Net Fund Operating Expenses (ALPHX & BETAX)	3.99%***

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Most recent month-end performance is available by calling 1-877-LOW-BETA. *Average Annualized Return.  ** ALPHX Inception on 9/23/02 / BETAX inception on 4/28/06. *** Excluding dividends on short positions and interest on borrowing, other Fund Operating Expenses are contractually capped indefinitely at 3.99%.

Underlying Funds Trust
Shareholder Letter

The Outlook for 2008

The biggest story of 2008 may well turn out to be a repeat of 2007’s top headline, continued sub-prime fallout, although perhaps it would be better to use the broader label of “structured finance”.  While the “re-pricing of risk” in credit markets may have largely occurred in 2007, the diminished liquidity and confidence in credit instruments (especially the more complex ones developed by Wall Street’s alchemists in the past few years), may take some time to sort through.

By the end of 2007, the “R” word began making the rounds, and while many debate the odds for an economic slow-down vs. an actual recession, with very little talk of significant growth in 2008, forecasts have been vastly different depending upon the sector in question, and its potential exposure to all things sub-prime.  How bad housing will be how far real estate prices will fall, and whether or not areas like retail and technology can be largely spared have been bandied about.  Two factors that may temper any more downside in the market in early 2008 are the tremendous amount of cash on the sidelines and pension and 401k contributions that typically pour in at the beginning of the year.

But, there has not been much discussion of one of the primary drivers of economic growth in the past few years: the “wealth effect” felt by a majority of American consumers via their increasing home equity and the many ways they had been able to tap into that growing asset via easy credit lending standards (can you see where this is going?).

If home prices fall, home equity will shrink.  If 5-year adjustable rate mortgages issued in 2003 have significant resets in 2008, disposable income will fall.  A populace and an economy that has thrived on credit may be forced to retrench, and even the continued uncertainty in credit markets may dampen the consumer’s willingness to spend.  Global growth and the cheap dollar may provide some offsets to slowing domestic growth, but the scope of the sub-prime/credit ills is still not fully known or quantifiable.  Caution is in order for the near-term.

The good news, especially for hedged strategies, is that all of the above means that markets are a little less liquid but a whole lot more inefficient, providing abundant opportunities for alpha generation than in recent years, when high levels of liquidity drove greater market efficiencies (the bane of alpha generation).  In better markets, there is often a dearth of good short ideas, where currently they abound.  Hedged managers that like to take greater directional exposures in selected areas (meaning less than full hedging) may do well to be more cautious in the first half of 2008, but there may well be some compelling “fire sale” bargains not seen for awhile towards the latter half of the year or in early 2009.  2008 may also be a “tale of two halves”, but the order may be reversed from 2007, with tougher sledding in the early stages and more abundant opportunities later on.

At AIP we will endeavor to position our Funds for the opportunities at hand.  Alpha will take a more hedged and diversified approach to things, keeping a strong emphasis on risk control, while Beta will be looking to take more concentrated or opportunistic exposures in strategies and sectors (both long and short) that appear most compelling.   While dynamic and volatile markets provide opportunities for returns, we believe our broad diversification among multiple hedged strategies (24 active managers at year’s end and more on the way) provides a measure of risk control that is a hallmark of hedged investing.

While our mission is to generate returns for our investors, we cannot lose sight of the fact that it is strong “risk adjusted returns”, and not “just returns” that we are after.  We feel this distinction is the primary driver behind the rapid growth of not only AIP Funds, but the entire hedged strategies mutual fund space.

Must be preceded or accompanied by a prospectus.  Read it carefully before investing.

Fund Disclosure

Certain hedging techniques and leverage employed in the management of the Funds may accelerate the velocity of possible losses.  Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Funds.  Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Funds.  Options held in the Funds may be illiquid and the fund manager may have difficulty closing out a position. The Funds may also invest in:

▪	smaller capitalized companies - subject to more abrupt or erratic market movements than larger, more established companies;
▪	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;
▪	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;
▪
shares of other investment companies that invest in securities and styles similar to the Funds, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Funds intend to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include: merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses.  The Funds are non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains and losses of a single security may have a greater impact on each Fund’s share price.

Because the Funds are fund-of-funds, your cost of investing in the Funds will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests.  By investing in the Funds, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds.  Please refer to the prospectus for more information about the Funds, including risks, fees and expenses.

Mutual fund investing involves risk; loss of principal is possible.  Please consult an investment professional for advice regarding your particular circumstances.  An investment in the Funds may not be suitable for all investors.

* Lipper Analytical Services, Inc. is an independent mutual fund research and rating service.  Each Lipper average represents a universe of funds with similar investment objectives.  Rankings for the periods shown are based on fund total returns with dividends and distributions reinvested and do not reflect sales charges.

** © 2008 Morningstar, Inc.  All Rights Reserved.  The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.  Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.  Past performance is no guarantee of future results.  Morningstar defines Long-Short as: a fund with roughly 20% their total net assets in short positions.

Alpha: is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.  Beta: measures the correlation and magnitude with which a fund moves in relation to a general market benchmark.

Quasar Distributors, LLC, Distributor - 2/08

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
	Since Inception	One Year
Convertible Bond Arbitrage – 1 Portfolio	3.48%^	3.93%
S&P 500 Index	9.10%^	5.49%
90 Day T-Bill	4.77%^	4.55%
HFRI FOF: Conservative Index	6.61%*	7.33%

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Deep Value Hedged Income-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
Since Inception
Deep Value Hedged-1 Portfolio	0.80% ^
S&P 500 Index	0.38% ^
90 Day T-Bill	2.82% ^
HFRI FOF: Conservative Index	2.77% *

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2007.
* Since inception data for the HFRI FOF: Conservative Index is as of 5/31/2007.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2007 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
	Since Inception	One Year
Distressed Securities & Special Situations-1 Portfolio	5.69% ^	9.93%
S&P 500 Index	9.10% ^	5.49%
90 Day T-Bill	4.77% ^	4.55%
HFRI FOF: Conservative Index

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
Since Inception
Equity Options Overlay-1 Portfolio	5.70% ^
S&P 500 Index	5.49% ^
90 Day T-Bill	4.55% ^
HFRI FOF: Conservative Index	7.33% *

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 1/8/2007.
* Since inception data for the HFRI FOF: Conservative Index is as of 1/31/2007.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on January 8, 2007 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
	Since Inception	One Year
Fixed Income Arbitrage-1 Portfolio	11.01% ^	9.76%
S&P 500 Index	9.10% ^	5.49%
90 Day T-Bill	4.77% ^	4.55%
HFRI FOF: Conservative Index	6.61% *	7.33%

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
	Since Inception	One Year
Global Hedged Income-1 Portfolio	3.76% ^	3.57%
S&P 500 Index	12.19% ^	5.49%
90 Day T-Bill	4.97% ^	4.55%
HFRI FOF: Conservative Index	6.89% *	7.33%

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 24, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity - Deep Discount Value-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
	Since Inception	One Year
Long/Short Equity―Deep Discount Value-1 Portfolio	(9.36%) ^	(1.07%)
S&P 500 Index	9.10% ^	5.49%
90 Day T-Bill	4.77% ^	4.55%
HFRI FOF: Conservative Index	6.61% *	7.33%

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity Earnings Revision-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
	Since Inception	One Year
Long/Short Equity―Earnings Revision-1 Portfolio	12.73% ^	21.55%
S&P 500 Index	9.10% ^	5.49%
90 Day T-Bill	4.77% ^	4.55%
HFRI FOF: Conservative Index	6.61% *	7.33%

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity - Global-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
	Since Inception	One Year
Long/Short Equity―Global-1 Portfolio	23.37% ^	38.94%
S&P 500 Index	9.10% ^	5.49%
90 Day T-Bill	4.77% ^	4.55%
HFRI FOF: Conservative Index	6.61% *	7.33%

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
Since Inception
Long/Short Equity―Growth-1 Portfolio	0.70% ^
S&P 500 Index	1.79% ^
90 Day T-Bill	1.58% ^
HFRI FOF: Conservative Index	0.62% *

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 8/20/2007.
* Since inception data for the HFRI FOF: Conservative Index is as of 8/31/2007.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on August 20, 2007 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity - Healthcare/Biotech-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
	Since Inception	One Year
Long/Short Equity―Healthcare/Biotech-1 Portfolio	3.69% ^	0.94%
S&P 500 Index	10.56% ^	5.49%
90 Day T-Bill	5.01% ^	4.55%
HFRI FOF: Conservative Index	8.96% *	7.33%

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 9/25/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 9/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on September 25, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity - International-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
	Since Inception	One Year
Long/Short Equity―International-1 Portfolio	3.43% ^	8.09%
S&P 500 Index	9.10% ^	5.49%
90 Day T-Bill	4.77% ^	4.55%
HFRI FOF: Conservative Index	6.61% *	7.33%

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity - Momentum-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
	Since Inception	One Year
Long/Short Equity―Momentum-1 Portfolio	3.37% ^	11.51%
S&P 500 Index	9.10% ^	5.49%
90 Day T-Bill	4.77% ^	4.55%
HFRI FOF: Conservative Index	6.61% *	7.33%

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity - REIT-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
	Since Inception	One Year
Long/Short Equity―REIT-1 Portfolio	8.55% ^	10.22%
S&P 500 Index	9.10% ^	5.49%
90 Day T-Bill	4.77% ^	4.55%
HFRI FOF: Conservative Index	6.61% *	7.33%

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Merger Arbitrage-1 Portfolio
Growth of $10,000 - December 31, 2007

Total Return
as of 12/31/07
	Since Inception	One Year
Merger Arbitrage-1 Portfolio	6.10% ^	4.02%
S&P 500 Index	9.10% ^	5.49%
90 Day T-Bill	4.77% ^	4.55%
HFRI FOF: Conservative Index	6.61% *	7.33%

^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 4/28/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2007

Convertible Bond Arbitrage-1 Portfolio

Deep Value Hedged Income-1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2007

Distressed Securities & Special Situations-1 Portfolio

Equity Options Overlay-1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2007

Fixed Income Arbitrage-1 Portfolio

Global Hedged Income-1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2007

Long/Short Equity - Deep Discount Value-1 Portfolio

Long/Short Equity - Earnings Revision-1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2007

Long/Short Equity - Global-1 Portfolio

Long/Short Equity - Growth-1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2007

Long/Short Equity - Healthcare/Biotech-1 Portfolio

Long/Short Equity - International-1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2007

Long/Short Equity - Momentum-1 Portfolio

Long/Short Equity - REIT-1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - December 31, 2007

Merger Arbitrage-1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Expense Example – December, 31 2007 (Unaudited)

The following expense example is presented for the Convertible Bond Arbitrage-1 Portfolio, Deep Value Hedged Income-1 Portfolio, Distressed Securities & Special Situations-1 Portfolio, Equity Options Overlay-1 Portfolio, Fixed Income Arbitrage-1 Portfolio, Global Hedged Income-1 Portfolio, Long/Short Equity―Deep Discount Value-1 Portfolio, Long/Short Equity―Earnings Revision-1 Portfolio, Long/Short Equity―Global-1 Portfolio, Long/Short Equity―Growth-1 Portfolio, Long/Short Equity―Healthcare/Biotech-1Portfolio, Long/Short Equity―International-1 Portfolio, Long/Short Equity―Momentum-1 Portfolio, Long/Short Equity―REIT-1 Portfolio, and Merger Arbitrage-1 Portfolio (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/07 - 12/31/07).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio.  Actual expenses of the Portfolios are expected to vary among each Portfolio.  The example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S.generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
EXPENSE EXAMPLE

Underlying Funds Trust
Expense Example – December 31, 2007 (Unaudited) (continued)

Convertible Bond Arbitrage-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/07	12/31/07	7/1/07-12/31/07+

Actual^	$1,000.00	$1,016.80	$14.07
Hypothetical
(5% return before
expenses)**	1,000.00	1,011.99	14.03

^ Excluding interest expense and dividends on short positions, your actual expenses would be $13.33.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.30.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.77%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.62%.

Deep Value Hedged Income-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/07	12/31/07	7/1/07-12/31/07+

Actual^	$1,000.00	$910.60	$13.52
Hypothetical
(5% return before
expenses)**	1,000.00	1,009.17	14.23

^ Excluding interest expense and dividends on short positions, your actual expenses would be $12.59.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.25.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.81%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.61%.

Underlying Funds Trust
Expense Example – December 31, 2007 (Unaudited) (continued)

Distressed Securities & Special Situations-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/07	12/31/07	7/1/07-12/31/07+

Actual^	$1,000.00	$943.10	$14.19
Hypothetical
(5% return before
expenses)**	1,000.00	1,008.37	14.68

^ Excluding interest expense and dividends on short positions, your actual expenses would be $13.00.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.46.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.90%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.66%.

Equity Options Overlay-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/07	12/31/07	7/1/07-12/31/07+

Actual^	$1,000.00	$1,006.70	$13.96
Hypothetical
(5% return before
expenses)**	1,000.00	1,009.07	13.99

^ Excluding interest expense and dividends on short positions, your actual expenses would be $13.30.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.33.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.76%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.63%.

Underlying Funds Trust
Expense Example – December 31, 2007 (Unaudited) (continued)

Fixed Income Arbitrage-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/07	12/31/07	7/1/07-12/31/07+

Actual^	$1,000.00	$1137.00	$14.23
Hypothetical
(5% return before
expenses)**	1,000.00	1,010.08	13.40

^ Excluding interest expense and dividends on short positions, your actual expenses would be $14.23.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.40.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.64%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.64%.

Global Hedged Income-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/07	12/31/07	7/1/07-12/31/07+

Actual^	$1,000.00	$1,003.00	$12.79
Hypothetical
(5% return before
expenses)**	1,000.00	1,008.82	12.85

^ Excluding interest expense and dividends on short positions, your actual expenses would be $13.25.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.31.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.53%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.62%.

Underlying Funds Trust
Expense Example – December 31, 2007 (Unaudited) (continued)

Long/Short Equity―Deep Discount Value-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/07	12/31/07	7/1/07-12/31/07+

Actual^	$1,000.00	$935.50	$15.73
Hypothetical
(5% return before
expenses)**	1,000.00	1,006.40	16.32

^ Excluding interest expense and dividends on short positions, your actual expenses would be $12.48.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.98.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.22%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.56%.

Long/Short Equity―Earnings Revision-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/07	12/31/07	7/1/07-012/31/07+

Actual^	$1,000.00	$1,168.80	$21.59
Hypothetical
(5% return before
expenses)**	1,000.00	1,003.98	19.97

^ Excluding interest expense and dividends on short positions, your actual expenses would be $14.58.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.53.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.95%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.67%.

Underlying Funds Trust
Expense Example – December 31, 2007 (Unaudited) (continued)

Long/Short Equity―Global-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/07	12/31/07	7/1/07-12/31/07+

Actual^	$1,000.00	$1,064.30	$14.09
Hypothetical
(5% return before
expenses)**	1,000.00	1,009.28	13.73

^ Excluding interest expense and dividends on short positions, your actual expenses would be $14.09.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.73.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.71%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.71%.

Long/Short Equity―Growth-1 Portfolio (1)
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	8/20/07	12/31/07	7/1/07-12/31/07+

Actual^	$1,000.00	$1,007.00	$10.17
Hypothetical
(5% return before
expenses)**	1,000.00	1,006.49	10.18

[1] Commencement of operations for the Deep Value Hedged Income-1 Portfolio was August 20, 2007.
^ Excluding interest expense and dividends on short positions, your actual expenses would be $9.35.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $9.36.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.78%, multiplied by the average account value over the period, multiplied by 133/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.56%.

Underlying Funds Trust
Expense Example – December 31, 2007 (Unaudited) (continued)

Long/Short Equity―Healthcare/Biotech-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/07	12/31/07	7/1/07-12/31/07+

Actual^	$1,000.00	$991.30	$13.91
Hypothetical
(5% return before
expenses)**	1,000.00	1,009.53	14.05

^ Excluding interest expense and dividends on short positions, your actual expenses would be $13.19.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.32.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.77%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.63%.

Long/Short Equity―International-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/07	12/31/07	7/1/07-12/31/07+

Actual^	$1,000.00	$1,024.00	$19.24
Hypothetical
(5% return before
expenses)**	1,000.00	998.49	19.07

^ Excluding interest expense and dividends on short positions, your actual expenses would be $13.46.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.38.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.77%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.64%.

Underlying Funds Trust
Expense Example – December 31, 2007 (Unaudited) (continued)

Long/Short Equity―Momentum-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/07	12/31/07	7/1/07-12/31/07+

Actual^	$1,000.00	$851.00	$17.69
Hypothetical
(5% return before
expenses)**	1,000.00	1,004.28	19.17

^ Excluding interest expense and dividends on short positions, your actual expenses would be $12.14.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.20.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.79%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.60%.

Long/Short Equity―REIT-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/07	12/31/07	7/1/07-12/31/07+

Actual^	$1,000.00	$1,108.70	$53.32
Hypothetical
(5% return before
expenses)**	1,000.00	977.52	49.93

^ Excluding interest expense and dividends on short positions, your actual expenses would be $14.09.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.45.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 10.03%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.65%.

Underlying Funds Trust
Expense Example – December 31, 2007 (Unaudited) (continued)

Merger Arbitrage-1 Portfolio
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/07	12/31/07	7/1/07-12/31/07+

Actual^	$1,000.00	$956.70	$15.37
Hypothetical
(5% return before
expenses)**	1,000.00	1,006.91	15.78

^ Excluding interest expense and dividends on short positions, your actual expenses would be $13.09.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.46.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.12%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.65%.

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

CONVERTIBLE PREFERRED STOCKS - 2.6%

Airlines - 0.6%
Continental Airlines Capital Trust, 6.000%, 11/14/2030 (a)(e)	$12,500	$401,563

Oil, Gas & Consumable Fuels - 1.7%
Chesapeake Energy Corp., 4.500%, 12/31/2049 (e)	4,000	431,500
Edge Petroleum Corp., 5.750%, 12/31/2049 (e)	6,000	201,060
El Paso Corp., 4.990%, 12/31/2049 (a)(b)(e)	400	562,350
		1,194,910
Thrifts & Mortgage Finance - 0.3%
Washington Mutual, Inc., 7.750%, 12/31/2049 (a)(e)	250	221,250

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,940,530)		1,817,723

PREFERRED STOCKS - 0.6%

Food Products - 0.6%
Bunge Ltd., 5.125%, 12/01/2010 (e)(h)	400	424,825

TOTAL PREFERRED STOCKS (Cost $407,840)		424,825

CONVERTIBLE BONDS - 84.9%

Aerospace & Defense - 5.5%
Alliant Techsystems, Inc., 2.750%, 09/15/2011 (e)	450,000	593,437
EDO Corp., 4.000%, due 11/15/2025 (e)	200,000	336,073
L-3 Communications Holdings Inc.
3.000%, due 08/01/2035 (b)(e)	750,000	906,563
3.000%, due 08/01/2035 (e)	400,000	483,500
Lockheed Martin Corp., 4.619%, due 08/15/2033 (e)(g)	450,000	660,960
Triumph Group Inc., 2.625%, due 10/01/2026 (e)	500,000	815,625
		3,796,158
Airlines - 1.3%
Jetblue Airways Corp., 3.750%, due 03/15/2035 (e)	1,000,000	867,500

Beverages - 0.2%
Molson Coors Brewing Co., 2.500%, due 07/30/2013 (e)	100,000	119,875

Biotechnology - 2.3%
Amgen, Inc., 0.125%, due 02/01/2011 (e)	1,000,000	911,250
Enzon Pharmaceuticals, Inc., 4.000%, due 06/01/2013 (e)	400,000	469,000
Incyte Corp., 3.500%, due 02/15/2011 (e)	250,000	245,625
		1,625,875
Building Products - 0.4%
NCI Building Systems, Inc., 2.125%, due 11/15/2024 (e)	300,000	295,500

Capital Markets - 0.9%
Blackrock, Inc., 2.625%, due 02/15/2035 (e)	300,000	645,750

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Commercial Services & Supplies - 2.8%
School Specialty, Inc., 3.750%, due 11/30/2026 (e)	$350,000	$337,312
Waste Connections, Inc., 3.750%, due 04/01/2026 (e)	1,450,000	1,611,313
		1,948,625
Communications Equipment - 1.9%
Ciena Corp., 0.250%, due 05/01/2013 (e)	1,000,000	1,042,500
Nortel Networks Corp., 1.750%, due 04/15/2012 (b)(e)	300,000	241,125
		1,283,625
Computers & Peripherals - 4.0%
EMC Corp., 1.750%, due 12/01/2011 (b) (e)	750,000	1,013,437
McData Corp., 2.250%, due 02/15/2010 (e)	1,000,000	953,750
Sandisk Corp., 1.000%, due 05/15/2013 (e)	1,000,000	803,750
		2,770,937
Construction & Engineering - 2.1%
Global Crossing Ltd., 5.000%, due 05/15/2011 (e)	400,000	469,000
Quanta Services, Inc., 3.750%, due 04/30/2026 (b)(e)	750,000	1,020,000
		1,489,000
Containers & Packaging - 0.6%
Sealed Air Corp., 3.000%, due 06/30/2033 (b)(e)	400,000	383,000

Diversified Financial Services - 1.8%
Boston Private Financial, 3.000%, 07/15/2027 (b)(e)	300,000	299,250
Leucadia National Corp., 3.750%, due 04/15/2014 (e)	450,000	975,375
		1,274,625
Diversified Telecommunication Services - 0.6%
Time Warner Telecom, Inc., 2.375%, due 04/01/2026 (e)	300,000	381,750

Electric Utilities - 0.4%
Unisource Energy Corp., 4.500%, due 03/01/2035 (e)	300,000	302,625

Electronic Equipment & Instruments - 2.4%
Itron, Inc., 2.500%, due 08/01/2026 (e)	750,000	1,202,813
Tech Data Corp., 2.750%, due 12/15/2026 (e)	500,000	485,000
		1,687,813
Energy Equipment & Services - 4.8%
Cal Dive International, Inc., 3.250%, due 12/15/2025 (e)	400,000	594,000
Cameron International Corp., 2.500%, due 06/15/2026 (b)(e)	750,000	1,155,000
Hanover Compressor Co., 4.750%, due 01/15/2014 (e)	300,000	568,875
Seacor Holdings, Inc., 2.875%, due 12/15/2024 (e)	400,000	541,000
Trico Marine Services, Inc., 3.000%, due 01/15/2027 (e)	400,000	433,000
		3,291,875
Food Products - 1.7%
Archer Daniels Midland Co., 0.875%,due 02/15/2014 (b)(e)	1,000,000	1,206,250

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Health Care Equipment & Supplies - 4.3%
American Medical Systems Holdings, Inc., 3.250%, due 07/01/2036 (e)	$450,000	$444,375
Beckman Coulter, Inc., 2.500%, due 12/15/2036 (e)	400,000	464,500
Conceptus, Inc., 2.250%, due 02/15/2027 (f)	1,000,000	967,500
Edwards Lifesciences Corp., 3.875%, due 05/15/2033 (e)	400,000	403,500
Greatbatch, Inc., 2.250%, due 06/15/2013 (e)	200,000	170,250
Sonosite, Inc., 3.750%, due 07/15/2014 (e)	500,000	555,625
		3,005,750
Health Care Providers & Services - 3.9%
Henry Schein, Inc., 3.000%, due 08/15/2034 (e)	1,550,000	2,214,563
Lifepoint Hospitals, Inc., 3.500%, due 05/15/2014 (e)	150,000	133,312
WebMD Corp., 1.750%, due 06/15/2023 (e)	350,000	349,125
		2,697,000
Health Care Technology - 2.5%
Apogent Technologies, Inc., 3.741%, due 12/15/2033 (e)(g)	300,000	601,530
Trizetto Group, Inc., 2.750%, due 10/01/2025	1,000,000	1,111,250
		1,712,780

Hotels Restaurants & Leisure - 1.3%
Scientific Games Corp., 0.750%, due 12/01/2024 (g)	750,000	931,875

Household Products - 1.3%
Church & Dwight, Inc., 5.250%, due 08/15/2033	525,000	923,344

Insurance - 1.4%
American Equity Investment Life Holding Co., 5.250%, due 12/06/2024	400,000	375,000
American Equity Investment Life Holding Co., 5.250%, due 12/06/2024	100,000	93,750
Conseco Inc., 3.500%, due 09/30/2035 (g)	600,000	524,250
		993,000
Internet Software & Services - 2.8%
Digital River, Inc., 1.250%, due 01/01/2024	1,000,000	1,020,000
Savvis, Inc., 3.000%, due 05/15/2012	1,000,000	837,500
		1,857,500
IT Services - 0.7%
DST Systems, Inc., 3.625%, due 08/15/2023	250,000	427,187

Life Sciences Tools & Services - 5.5%
Charles River Laboratories International, Inc.
2.250%, due 06/15/2013	450,000	660,938
2.250%, due 06/15/2013 (b)	750,000	1,101,562
Kendle International, Inc., 3.375%, due 07/15/2012	1,400,000	1,709,750
Millipore Corp., 3.750%, due 06/01/2026	300,000	321,750
		3,794,000
Machinery - 1.9%
Albany International Corp., 2.250%, due 03/15/2026 (g)	300,000	300,000
Barnes Group, Inc., 3.750%, due 08/01/2025	450,000	758,250
Kaydon Corp., 4.000%, due 05/23/2023	140,000	262,850
		1,321,100
Media - 2.7%
Interpublic Group Companies, Inc., 4.500%, due 03/15/2023	450,000	456,750
Lions Gate Entertainment Corp., 3.625%, due 03/15/2025 (g)	550,000	536,938
Omnicom Group, Inc., 0.000%, due 07/31/2032 (i)	500,000	506,250
Sinclair Broadcast Group, Inc., 3.000%, due 05/15/2027	400,000	358,000
		1,857,938

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Metals & Mining - 0.6%
Newmont Mining Corp., 1.250%, 07/15/2014 (b)	$300,000	$375,750
Newmont Mining Corp., 1.625%, 07/15/2017 (b)	50,000	62,188
		437,938

Multi-Utilities - 0.6%
CMS Energy Corp., 3.375%, due 07/15/2023	250,000	415,312

Oil, Gas & Consumable Fuels - 0.5%
St. Mary Land & Exploration Co., 3.500%, due 04/01/2027	350,000	360,938

Pharmaceuticals - 1.4%
Allergan, Inc., 1.500%, due 04/01/2026	250,000	292,812
Watson Pharmaceuticals, Inc., 1.750%, due 03/15/2023 (g)	300,000	284,250
Wyeth, 4.886%, due 01/15/2024 (g)	400,000	422,016
		999,078

Real Estate Investment Trust - 1.2%
Boston Propterties Ltd. Partnership, 2.875%, due 02/15/2037	100,000	92,875
Host Hotels & Resorts L.P., 2.625%, due 04/15/2027 (b)(e)	400,000	341,500
Rayonier Trust Holdings, Inc., 3.750%, due 10/15/2012 (b)	400,000	418,500
		852,875

Real Estate Management & Development - 0.7%
Forest City Enterprises, Inc., 3.625%, due 10/15/2011	500,000	467,600

Semiconductor & Semiconductor Equipment - 8.6%
Advanced Micro Devices, Inc., 6.000%, due 05/01/2015	400,000	284,500
Diodes, Inc., 2.250%, due 10/01/2026	1,000,000	1,027,500
Intel Corp., 2.950%, due 12/15/2035	1,350,000	1,456,312
Microchip Technology Inc., 2.125%, due 12/15/2037 (b)	400,000	419,500
On Semiconductor Corp., 2.625%, due 12/15/2026 (b)	750,000	813,750
PMC-Sierra, Inc., 2.250%, due 10/15/2025	750,000	779,063
Xilinx, Inc.
3.125%, due 03/15/2037	400,000	344,000
3.125%, due 03/15/2037 (b)	1,000,000	860,000
		5,984,625

Software - 2.0%
Cadence Design System, Inc., 1.375%, due 12/15/2011 (b)	1,000,000	1,028,750
Fair Isaac Corp., 1.500%, due 08/15/2023	350,000	345,187
		1,373,937

Specialty Retail - 1.5%
Dicks Sporting Goods, Inc., 1.606%, due 02/18/2024 (g)	100,000	99,375
Sonic Automotive, Inc., 4.250%, due 11/30/2015 (g)	550,000	563,750
United Auto Group, Inc., 3.500%, due 04/01/2026	400,000	395,000
		1,058,125

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Support Activities for Mining - 2.2%
SESI LLC
1.500%, due 12/15/2026 (g)	$400,000	$403,000
1.500%, due 12/15/2026 (b)(g)	1,000,000	1,007,500
Transocean Sedco Forex, Inc., 1.500%, due 12/15/2037	100,000	108,625
		1,519,125
Textiles, Apparel & Luxury Goods - 1.4%
Iconix Brand Group, Inc., 1.875%, due 06/30/2012 (b)	1,000,000	965,000

Wireless Telecommunication Services - 2.2%
NII Holdings, Inc., 3.125%, due 06/15/2012	450,000	385,875
SBA Communications Corp., 0.375%, due 12/01/2010 (b)	1,000,000	1,123,750
		1,509,625

TOTAL CONVERTIBLE BONDS (Cost $56,578,824)		58,836,435

CORPORATE BONDS - 3.4%

Communications Equipment - 0.5%
ADC Telecommunications, 5.204%, due 06/15/2013 (g)	325,000	301,031

Energy Equipment & Services - 1.6%
Hornbeck Offshore Services Inc., 1.625%, due 11/15/2026 (g)	1,000,000	1,138,400

Health Care Equipment & Supplies - 0.7%
Wright Medical Group, Inc., 2.625%, due 12/01/2014	450,000	483,750

Oil, Gas & Consumable Fuels - 0.6%
Penn Virginia Corp., 4.500%, due 11/15/2012	400,000	421,500

TOTAL CORPORATE BONDS (Cost $2,180,944)		2,344,681

Total Investments (Cost $61,108,138) - 91.5%		$63,423,664

REPURCHASE AGREEMENTS - 7.0%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 1/2/2007,
repurchase price $4,803,298 (d)(e)	4,802,079	4,802,079

TOTAL REPURCHASE AGREEMENTS (Cost $4,802,079)		4,802,079

Other Assets in Excess of Liabilities - 1.5%		1,037,199
TOTAL NET ASSETS - 100.0%		$69,262,942

Percentages are stated as a percent of net assets.

(a) Non-income Producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2007, the market value of these securities total $15,304,725, which represents 22.1% of total net assets.
(c) Foreign issued securities.
(d) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(e) All or a portion of the shares have been committed as collateral for open short positions.
(f) All or a portion of the shares have been committed as collateral for written options.
(g) Variable rate security. The rate shown is the rate in effect at December 31, 2007.
(h) Fair-valued security. The market value of these securities total $424,825, which represents 0.6% of total net assets. See note two to the notes to financial statements.
(i) Zero Coupon Bond

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK

Advanced Micro Devices, Inc.	4,985	$37,387
Albany International Corp.	4,105	152,295
Allergan, Inc.	2,350	150,964
Alliant Techsystems, Inc.	3,765	428,306
American Equity Investment Life Holding Co.	17,325	143,624
American Medical Systems Holdings, Inc.	14,400	208,224
Amgen, Inc.	2,500	116,100
Archer-Daniels-Midland Co.	11,400	529,302
Barnes Group, Inc.	18,085	603,858
Beckman Coulter, Inc.	3,895	283,556
BlackRock, Inc.	2,855	618,964
Brocade Communications Systems Inc.	17,500	128,450
Bunge Ltd. (a)	3,100	360,871
Cadence Design Systems, Inc.	27,900	474,579
Cameron International Corp.	15,000	721,950
Charles River Laboratories International, Inc.	21,100	1,388,380
Chesapeake Energy Corp.	6,340	248,528
Church & Dwight, Inc.	13,382	723,565
Ciena Corp.	11,000	375,210
CMS Energy Corp.	21,105	366,805
Conceptus, Inc.	20,000	384,800
Conseco, Inc.	2,800	35,168
Continental Airlines, Inc.	6,205	138,061
Dick's Sporting Goods, Inc.	3,280	91,053
Digital River, Inc.	14,800	489,436
Diodes, Inc.	8,450	254,091
DST Systems, Inc.	5,085	419,767
Edge Petroleum Corp.	13,175	78,128
El Paso Corp.	25,285	435,913
EMC Corp.	39,000	722,670
Enzon Pharmaceuticals, Inc.	30,885	294,334
Exterran Holdings, Inc.	5,805	474,849
Forest City Enterprises, Inc.	4,435	197,091
Global Crossing Ltd. (a)	13,385	295,139
Greatbatch, Inc.	3,440	68,766
Helix Energy Solutions Group, Inc.	10,350	429,525
Henry Schein, Inc.	25,990	1,595,786
Hornbeck Offshore Services, Inc.	13,000	584,350
Iconix Brand Group, Inc.	25,400	499,364
Intel Corp.	20,745	553,062
Interpublic Group of Companies, Inc.	11,340	91,967
Itron, Inc.	7,000	671,790
JetBlue Airways Corp.	17,000	100,300
Kaydon Corp.	4,805	262,065
Kendle International, Inc.	18,830	921,164
L-3 Communications Holdings, Inc.	8,800	932,272
Leucadia National Corp.	16,895	795,754

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

LifePoint Hospitals, Inc.	1,500	44,610
Lions Gate Entertainment Corp. (a)	18,370	173,045
Lockheed Martin Corp.	5,785	608,929
Microchip Technology, Inc.	9,500	298,490
NCI Building Systems, Inc.	4,410	126,964
Newmont Mining Corp.	6,350	310,071
NII Holdings, Inc.	1,315	63,541
Nortel Networks Corp. ADR	4,700	70,923
ON Semiconductor Corp.	33,000	293,040
Penn Virginia Corp.	4,400	191,972
Penske Automotive Group, Inc.	9,875	172,418
PMC - Sierra, Inc.	55,000	359,700
Quanta Services, Inc.	26,000	682,240
SanDisk Corp.	5,700	189,069
Savvis, Inc.	4,000	111,640
SBA Communications Corp. - Class A	19,400	656,496
School Specialty, Inc.	3,100	107,105
Scientific Games Corp. - Class A	15,000	498,750
SEACOR Holdings, Inc.	4,285	397,391
Sonic Automotive, Inc.	14,445	279,655
SonoSite, Inc.	9,800	329,966
St. Mary Land & Exploration Co.	2,565	99,035
Superior Energy Services	13,640	469,489
Tech Data Corp.	4,000	150,880
Thermo Electron Corp.	9,890	570,455
Time Warner Telecom, Inc.	14,175	287,611
Trico Marine Service, Inc.	6,425	237,854
Triumph Group, Inc.	7,800	642,330
Trizetto Group	31,000	538,470
Unisource Energy Corp.	2,435	76,824
Washington Mutual, Inc.	5,795	78,870
Waste Connections, Inc.	23,295	719,816
Wright Medical Group, Inc.	9,600	280,032
Wyeth	1,240	54,796
Xilinx, Inc.	25,905	566,542

TOTAL COMMON STOCK (Proceeds $29,479,858)		30,616,602

Total Securities Sold Short (Proceeds $29,479,858)		$30,616,602

(a) Foreign Issued Securities.

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Options Written
December 31, 2007

	Contracts	Value

CALL OPTIONS

Advanced Micro Devices, Inc.
Expiration: January, 2008, Exercise Price: $14.00	50	$50
Alliant Techsystemns, Inc.
Expiration: February, 2008, Exercise Price: $115.00	2	780
Beckman Coulter, Inc.
Expiration: January, 2008, Exercise Price: $70.00	3	1,065
Church & Dwight, Inc.
Expiration: January, 2008, Exercise Price: $50.00	20	10,800
El Paso Corp.
Expiration: January, 2008, Exercise Price: $16.00	23	3,162
Henry Schein, Inc.
Expiration: January, 2008, Exercise Price: $60.00	4	880
L-3 Communications Holdings
Expiration: January, 2008, Exercise Price: $115.00	4	40
Millipore Corp.
Expiration: January, 2008, Exercise Price: $70.00	20	7,700
Molson Coors Brewing Co.
Expiration: January, 2008, Exercise Price: $50.00	10	2,500
Seacor Holdings, Inc.
Expiration: January, 2008, Exercise Price: $90.00	4	1,600
Sonosite, Inc.
Expiration: March, 2008, Exercise Price: $35.00	10	2,150
Waste Connections, Inc.
Expiration: January, 2008, Exercise Price: $30.00	9	1,193

TOTAL CALL OPTIONS (Premiums received $41,113)		31,920

PUT OPTIONS

Advanced Micro Devices, Inc.
Expiration: January, 2008, Exercise Price: $12.50	50	25,500
Conseco, Inc.
Expiration: January, 2008, Exercise Price: $15.00	28	7,070
El Paso Corp.
Expiration: January, 2008, Exercise Price: $16.00	23	230
Enzon Pharmaceuticals, Inc.
Expiration: January, 2008, Exercise Price: $10.00	13	292
Exterran Holdings, Inc.
Expiration: February, 2008, Exercise Price: $80.00	6	2,100
Henry Schein, Inc.
Expiration: January, 2008, Exercise Price: $55.00	4	40
Intel Corp.
Expiration: January, 2008, Exercise Price: $25.00	8	264
Seacor Holdings, Inc.
Expiration: January, 2008, Exercise Price: $85.00	4	140
Sonosite, Inc.
Expiration: March, 2008, Exercise Price: $35.00	10	3,250
Waste Connections, Inc.
Expiration: January, 2008, Exercise Price: $30.00	9	293
Xilinx, Inc.
Expiration: March, 2008, Exercise Price: $20.00	8	480

TOTAL PUT OPTIONS (Premiums received $19,489)		39,659

Total Options Written (Premiums received $60,602)		$71,579

Underlying Funds Trust
Deep Value Hedged Income-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 0.5%

Health Care Providers & Services - 0.2%
Hanger Orthopedic Group, Inc. (a)	10,550	$116,155

Manufacturing - 0.3%
Luxfer (a)(b)(e)	23,050	253,459

TOTAL COMMON STOCKS (Cost $556,214)		369,614

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6%

Countrywide Asset-Backed Certificates
5.000%, due 02/25/2038 (e)	$106,000	19,186
5.000%, due 05/25/2037 (e)	170,000	24,149
5.000%, due 05/25/2037 (e)	200,000	79,465
5.000%, due 05/25/2037 (e)	79,000	27,881
5.000%, due 05/25/2037 (e)	65,000	16,232
Countrywide Asset-Backed Security
5.000%, due 04/25/2038 (e)	100,000	26,346
7.000%, due 07/25/2037 (e)(f)	169,195	89,577
5.000%, due 06/25/2047 (e)	16,000	6,876
7.373%, due 06/25/2047 (e)	53,000	46,143
7.373%, due 06/25/2047 (e)	81,000	69,656
7.373%, due 06/25/2047 (e)	145,000	117,832
7.373%, due 06/25/2047 (e)	34,000	25,315
5.000%, due 06/25/2047 (e)	112,000	71,794
5.000%, due 06/25/2047 (e)	16,000	9,931
7.000%, due 05/25/2037 (e)(f)	78,431	35,773
6.673%, due 05/25/2037 (e)	107,000	52,622
6.673%, due 05/25/2037 (e)	247,000	133,987
6.360%, due 05/25/2037	342,000	198,141
6.123%, due 05/25/2037	96,000	67,266
Countrywide Asset-Backed Security, Notes Trust
5.000%, due 05/25/2048 (e)	60,000	24,893
6.673%, due 05/25/2047 (e)	84,000	57,387
Freddie Mac, 5.500%, due 02/15/2030	357,429	35,936
Fanniemae Strip, 5.000%, due 09/01/2033	2,010,910	494,495
QHL-1Loan, 12.000%, due 05/17/2010 (e)(f)	1,845,000	1,845,000
QHL-2Loan, 20.000%, due 08/10/2010 (e)(f)	34,824	34,824
Terwin Mortgage Trust Sr.
0.100%, due 10/25/2014 (c)(e)(f)	703,647	351,824
7.130%, due 10/13/2038 (b)(e)(f)	1,111,382	1,070,272
0.100%, due 10/25/2038 (c)(e)	5,614,772	29,584
0.100%, due 10/25/2038 (c)(e)	5,614,772	259,947
5.000%, due 10/25/2038 (e)	160,000	90,652
5.000%, due 10/25/2038 (e)	229,000	144,407
5.000%, due 10/25/2038 (e)	89,000	54,706
5.000%, due 10/25/2038 (e)	87,000	51,848
6.360%, due 10/25/2038 (e)	255,000	193,798
6.360%, due 10/25/2038 (e)	118,000	84,640
6.360%, due 10/25/2038 (e)	260,000	223,304
6.360%, due 10/25/2038 (e)	217,000	174,186
7.110%, due 10/25/2013 (b)(e)	3,158,427	3,126,843

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,303,252)		9,466,718

Underlying Funds Trust
Deep Value Hedged Income-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

CORPORATE BONDS - 53.5%

Auto Components - 3.0%
Keystone Automotive Operations, 9.750%, due 11/01/2013	$1,000,000	$735,000
Lear Corp., 8.750%, due 12/01/2016	1,000,000	910,000
Poindexter J.B., Inc., 8.750%, due 03/15/2014	1,000,000	837,500
		2,482,500

Commerical Services & Supplies - 1.2%
Koosharem Corp Loans, 8.200%, due 07/01/2014 (e)	1,085,000	943,950

Computers & Electronics - 2.5%
Freescale Semiconductor, Inc., 10.125%, due 12/15/2016	1,000,000	825,000
Spansion LLC, 11.250%, due 01/15/2016 (b)(f)	1,000,000	850,000
Viasystems, Inc. 10.500%, due 01/15/2011	401,000	398,995
		2,073,995
Containers & Packaging - 4.7%
Berry Plastic Holdings Corp., 10.250%, due 03/01/2016	1,000,000	875,000
Caraustar Industries, Inc., 7.375%, due 06/01/2009	1,000,000	900,000
Constar International, Inc., 11.000%, due 12/01/2012	292,000	219,000
Portola Packaging, Inc. 8.250%, due 02/01/2012	1,314,000	969,075
Solo Cup Company, 8.500%, due 02/15/2014	1,000,000	860,000
		3,823,075
Electrical Equipment - 1.2%
Coleman Cable, Inc., 9.875%, due 10/01/2012	1,000,000	937,500

Financials - 1.4%
Calpine Canada Energy Finance LLC, 8.500%, due 05/01/2008 (c)	1,000,000	1,140,000

Food & Staples Retailing - 1.0%
Rite Aid Corp., 8.625%, due 03/01/2015	1,000,000	806,250

Health Care Providers & Services - 1.3%
Select Medical Holdings Corp., 11.259%, due 09/15/2015 (g)	1,000,000	870,000
Tenet Healthcare Corp., 6.500%, due 06/01/2012	248,000	220,720
		1,090,720
Hotels Restaurants & Leisure - 1.3%
Buffets, Inc., 12.500%, due 11/01/2014 (c)	1,000,000	380,000
Restaurant Co. 10.000%, due 10/01/2013	1,000,000	717,500
		1,097,500
Household Durables - 0.5%
Tousa, Inc., 9.000%, due 07/01/2010 (c)	1,000,000	415,000

Household Products - 1.1%
Spectrum Brands, Inc., 11.000%, due 10/02/2013	1,000,000	900,000

Manufacturing - 2.9%
Accellent, Inc., 10.500%, due 12/01/2013	1,000,000	840,000
Ames True Temper, Inc., 10.000%, 07/15/2012	1,000,000	550,000
Luxfer Holdings, 11.360%, due 02/06/2012 (b)(e)	80,000	159,575
Ply Gem Industries, Inc., 9.000%, 02/15/2012	1,000,000	775,000
		2,324,575

Underlying Funds Trust
Deep Value Hedged Income-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Media - 8.1%
CCH I Holdings LLC
13.500%, due 01/15/2015 (g)	$1,000,001	$716,251
11.750%, due 05/15/2014 (g)	1,000,000	632,500
American Media Operations, Inc., 10.250% due 05/01/2009	2,000,000	1,707,500
T4/Halcyon Loan, 15.000%, due 05/04/2010 (e)(f)	1,513,013	2,923,947
Vertis, Inc., 10.875%, due 06/15/2009	1,000,000	608,750
		6,588,948
Metals - 1.4%
Aleris International, Inc., 10.000%, due 12/15/2016 (f)	1,000,000	810,000
Remington Arms, Inc., 10.500%, due 02/01/2011	298,000	295,020
		1,105,020
Metals & Mining - 1.0%
Neenah Corp., 9.500%, due 01/01/2017	1,000,000	805,000

Multiline Retail - 1.8%
Brookstone, Inc., 12.000%, due 10/15/2012	1,000,000	932,500
Linens N Things, Inc., 9.883%, due 01/15/2014 (g)	1,000,000	525,000
		1,457,500
Personal Products - 1.2%
Revlon Consumer Products Corp., 8.625%, due 02/01/2008	1,000,000	997,500

Semiconductor & Semiconductor Equipment - 1.2%
Amkor Technology, Inc., 7.750%, due 05/15/2013	1,000,000	942,500

Specialty Chemicals - 3.2%
Milacron Escrow Corp., 11.500%, due 05/15/2011	1,000,000	915,000
Momentive Performance Materials, 11.500%, due 12/01/2016 (b)(f)	2,000,000	1,730,000
		2,645,000
Specialty Retail - 1.8%
Burlington Coat Factory, 11.125%, due 04/15/2014	1,000,000	802,500
Claires Stores, Inc., 9.625%, due 06/01/2015 (b)(f)	1,000,000	645,000
		1,447,500
Telecommuincations - 3.1%
Primus Telecommunications, Inc.,
8.000%, due 01/15/2015	1,000,000	547,500
14.250%, due 05/20/2011	2,000,000	2,000,626
		2,548,126
Textiles, Apparel & Luxury Goods - 0.2%
GFSI, Inc., 10.500%, due 06/01/2011 (b)(g)	165,000	156,750

Transportation Equipment - 8.4%
Cooper - Standard Automotive, Inc., 8.375%, due 12/15/2014	1,000,000	792,500
Dura Operating Corp., 8.625%, due 04/15/2012 (c)	5,625,000	815,625
Dura Operating Corp. Tranche Loan, 10.070%, due 05/03/2011 (c)(e)	3,301,999	3,070,859
Metaldyne Corp.
11.000%, due 06/15/2013	2,000,000	1,290,000
10.000%, due 11/01/2013 (g)	1,000,000	825,000
		6,793,984

TOTAL CORPORATE BONDS (Cost $43,354,758)		43,522,893

Underlying Funds Trust
Deep Value Hedged Income-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

FOREIGN CORPORATE BONDS - 2.8%

Diversified Financial Services - 1.2%
NXP BV/NXP Funding LLC, 9.500%, due 10/15/2015 (f)	$1,000,000	$916,250

Paper & Forest Products - 0.6%
Tembec Industries, Inc., 8.500%, due 02/01/2011 (c)	1,000,000	482,500

Semiconductor Equipment & Products - 1.0%
Magnachip Semiconductor, 6.875%, due 12/15/2011	1,000,000	841,250

TOTAL FOREIGN CORPORATE BONDS (Cost $2,337,567)		2,240,000

Total Investments (Cost $62,143,710) - 68.4%		55,599,225

REPURCHASE AGREEMENTS - 32.5%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 1/2/2008,
repurchase price $26,455,739 (d)(h)	$26,448,946	26,448,946

TOTAL REPURCHASE AGREEMENTS (Cost $26,448,946)		26,448,946

Liabilities in Excess of Other Assets - (0.9)%		(696,711)
TOTAL NET ASSETS - 100.0%		$81,351,460

Percentages are stated as a percent of net assets.

(a) Non-income Producing.
(b) Restricted Security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At
December 31, 2007, the market value of these securities total $7,991,899, which represents 9.8% of total net assets.
(c) Default or other conditions exist and security is not presently accruing income.
(d) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(e) Fair-valued security. The market value of these securities total $16,022,670, which represents 19.7% of total net assets.
(f) Illiquid Security. The market value of these securities total $9,755,021, which represents 12.0% of total net assets.
(g) Variable rate security. The rate shown is the rate in effect at December 31, 2007.
(h) All or a portion of the shares have been committed as collateral for open short positions.

Underlying Funds Trust
Deep Value Hedged Income-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK
iStar Financial, Inc.	30,990	$807,290

TOTAL COMMON STOCK (Proceeds $ 1,014,489)		807,290

Total Securities Sold Short (Proceeds $1,014,489)		$807,290

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 18.0%

Banking - 0.2%
Deutsche Bank Mexico S.A. (a)(e)(i)	1,835	$183,500

Building Products - 0.0%
Owens Corning (a)	2,250	45,495

Capital Markets - 0.1%
E*Trade Financial Corp. (a)	13,500	47,925

Chemicals - 0.5%
Solutia, Inc. (a)	39,750	8,745
Texas Petrochemicals, Inc. (a)(e)	17,300	456,288
		465,033
Computers & Peripherals - 3.3%
Apple Computer, Inc. (a)	6,908	1,368,336
EMC Corp. (a)	29,566	547,858
NCR Corp. (a)	36,147	907,290
Teradata Corp. (a)	7,100	194,611
		3,018,095
Construction & Engineering - 1.5%
Foster Wheeler Ltd. (a)(c)	8,872	1,375,337

Construction Materials - 2.0%
Oglebay Norton Co. (a)	52,682	1,817,529

Diversified Financial Services - 0.0%
Adelphia Recovery Trust (a)	175,044	12,253

Diversified Telecommunication Services - 0.1%
Primus Telecommunications Group (a)	189,700	73,983

Energy Equipment & Services - 2.0%
Halliburton Co.	25,626	971,482
Helix Energy Solutions Group, Inc. (a)	21,290	883,535
		1,855,017
Hotels Restaurants & Leisure - 1.2%
Empire Resorts, Inc. (a)	11,250	38,363
Lone Star Steakhouse & Saloon (a)(e)(i)	14,800	404,780
McDonald's Corp.	10,577	623,091
		1,066,234
Household Durables - 0.0%
Standard-Pacific Corp.	9,000	30,150

Machinery - 0.1%
Titan International, Inc.	2,250	70,335

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Media - 0.0%
Time Warner Cable, Inc. (a)	1,037	$28,621

Metals & Mining - 2.9%
Kaiser Aluminum Corp.	11,049	878,175
Ormet Corp. (a)(e)	15,000	37,200
Peabody Energy Corp.	28,652	1,766,109
		2,681,484
Oil, Gas & Consumable Fuels - 0.3%
Star Gas Partners LP (a)	15,000	59,550
Rosetta Resources, Inc. (a)	12,750	252,832
		312,382
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	4,350	320,769

Semiconductor & Semiconductor Equipment - 0.7%
Verigy Ltd. (a)(c)	23,577	640,587

Software - 0.9%
Vmware, Inc. (a)	10,239	870,213

Tobacco - 1.9%
Altria Group, Inc.	22,638	1,710,980

Transportation Infrastructure - 0.0%
Sea Containers Ltd. (a)(c)	7,500	600

TOTAL COMMON STOCKS (Cost $15,573,212)		16,626,522

CONVERTIBLE PREFERRED STOCKS - 0.0%

Media - 0.0%
Ion Media (a)(b)	2	11,400

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $0)		11,400

PREFERRED STOCKS - 0.1%

Thrifts & Mortgage Finance - 0.1%
Fannie Mae, 8.25% (a)	3,400	86,700

TOTAL PREFERRED STOCKS (Cost $85,000)		86,700

CONVERTIBLE BONDS - 1.0%

Biotechnology - 0.8%
Acquicor Technology, Inc., 8.000%, due 12/31/2011 (b)	$350,000	285,687
Cell Therapeutics, Inc., 4.000%, due 07/01/2010 (e)	1,000,000	550,000
		835,687

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Energy Equipment & Services - 0.1%
Friede Goldman Halter, Inc., 4.500%, due 09/15/2004 (e)(g)(i)	$750,000	$47,850

Household Durables - 0.1%
WCI Communities, Inc., 4.000%, due 08/05/2023	85,000	59,500

TOTAL CONVERTIBLE BONDS (Cost $1,010,745)		943,037

CORPORATE BONDS - 19.5%

Airlines - 3.5%
Delta Air Lines Escrow, 8.300%, due 12/15/2029 (g)	150,000	7,125
Hawaiian Air Term Loan, 9.000%, due 03/11/2011 (e)(i)	3,500,000	3,185,000
		3,192,125
Auto Components - 2.5%
Dana Corp., 6.500%, due 03/15/2008 (g)	300,000	216,000
Dana Corp. Dip Loan, 7.360%, due 06/12/2011 (j)	1,000,000	994,750
Delphi Corp., 6.500%, due 08/15/2013 (g)	180,000	104,400
Delphi Dip Loan, 9.125%, due 12/21/2007 (j)	1,000,000	996,250
Dura Opererating Corp., 9.000%, due 05/01/2009 (g)	150,000	45
		2,311,445

Banking - 0.3%
HCA Dip Loan, 7.448%, due 11/01/2013 (j)	297,000	285,351

Chemicals - 1.2%
Solutia, Inc., 7.375%, due 10/15/2027 (g)	150,000	144,750
Solutia Dip Loan, 8.060%, due 03/31/2050 (j)	945,138	938,050
		1,082,800
Commercial Services & Supplies - 0.1%
American Color Graphics, Inc., 10.000%, due 06/15/2010 (e)	247,000	133,380

Communications Equipment- 1.0%
Telcordia Technologies, Inc., 8.007%, due 07/15/2012 (b)(h)	1,000,000	892,500

Construction & Engineering - 0.2%
Hovnanian K Enterprises, Inc., 6.500%, due 01/15/2014	300,000	210,000

Consumer Finance - 1.0%
Ford Motor Credit Co., 4.950%, due 01/15/2008	450,000	449,699
Ford Term Loan, 8.000%, due 11/29/2013 (j)	495,000	457,350
		907,049

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Diversified Financial Services - 0.9%
First Data Term Loan, 7.634%, due 05/31/2014 (j)	$900,000	$854,622
PCA LLC/PCA Finance Corp., 11.875%, due 08/01/2009 (g)	311,000	20,980
		875,602
Food Manufacturing - 0.3%
Merisant Co., 9.500%, due 07/15/2013 (h)	312,000	248,040

Food & Staples Retailing - 0.3%
Merisant Dip Loan, 8.460%, due 01/11/2050 (j)	298,500	290,291

Health Care Providers & Services - 0.5%
Interactive Health LLC, 7.250%, due 04/01/2011 (b)	675,000	472,500

Household Durables - 0.5%
Tousa Term Loan, 12.822%, due 12/31/2012 (i)(j)	469,948	426,478

Independent Power Producers & Energy Traders - 0.7%
Calpine Corp., 8.750%, due 07/15/2013 (b)	600,000	645,000
Calpine Generating Co. LLC, 10.576%, due 04/01/2010 (g)	450,000	21,375
		666,375
Media - 0.0%
Adelphia Communications Corp., 10.250%, due 11/01/2006 (g)	182,000	17,517

Oil, Gas & Consumable Fuels - 0.1%
Dune Energy, Inc., 10.500%, due 06/01/2012	110,000	101,200

Personal Products - 0.7%
Revlon Consumer Products Corp., 8.625%, due 02/01/2008	385,000	384,038
Revlon Term Loan, 9.109%, due 01/15/2012 (k)	300,000	296,313
		680,351
Specialty Retail - 1.8%
Broder Brothers, 11.250%, due 10/15/2010 (e)(h)	2,000,000	1,540,000
Maax Corp., 9.750%, due 06/15/2012 (e)	600,000	144,000
		1,684,000
Telecommunications - 0.5%
Iridium Capital Corp., 14.000%, due 07/15/2005 (g)	225,000	1,688
Primus Telecommunications GP, 8.000%, due 01/15/2014	860,000	470,850
		472,538
Textiles, Apparel & Luxury Goods - 1.7%
GFSI, Inc., 10.500%, due 06/01/2011 (Acquired 12/13/2007, Cost $1,624,357) (b)(e)(h)	1,653,000	1,570,350

Thrifts & Mortgage Finance - 1.1%
CCH II LLC, 10.250%, due 09/15/2010	500,000	490,000
Residential Capital Corp.
6.375%, due 06/30/2010	480,000	307,200
6.500%, due 06/01/2012 (h)	300,000	184,500
		981,700
Tobacco - 0.6%
North Atlantic Trading, Inc.
10.000%, due 03/01/2012 (b)	350,000	322,000
9.250%, due 03/01/2012	300,000	222,000
		544,000

TOTAL CORPORATE BONDS (Cost $19,221,791)		18,045,592

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

FOREIGN CORPORATE BONDS - 0.6%

Paper & Forest Products - 0.2%
Tembec Industry, Inc., 8.625%,due 06/30/2009 (g)	$450,000	$235,125

Semiconductor Equipment & Products- 0.3%
Magnachip Semiconductor S.A., 8.610%, due 12/15/2011 (h)	300,000	267,000

Transportation Infrastructure - 0.1%
Sea Containers Ltd., 10.750%, due 10/15/2006 (g)	150,000	97,875

TOTAL FOREIGN CORPORATE BONDS (Cost $656,678)		600,000

WARRANTS - 0.0%

Brazil Ethanol, Inc. (Acquired 3/30/2007, $11,640) (a)(b)(e)	14,550	14,550
Transforma Acquisition Group I (a)	23,000	15,640

TOTAL WARRANTS (Cost $31,538)		30,190

PURCHASED PUT OPTIONS - 0.1%
Bed Bath & Beyond, Inc.
Expiration: May, 2008, Exercise Price: $30.00	54	15,660
Capital One Financial
Expiration: January 2008, Exercise Price: $55.00	18	13,860
General Motors Corp.
Expiration: January 2009, Exercise Price: $30.00	45	34,538

TOTAL PURCHASED PUT OPTIONS (Cost $43,227)		64,058

EXCHANGE-TRADED FUNDS - 0.1%

Ultrashort QQQ Proshares	2,250	85,455

TOTAL EXCHANGE-TRADED FUNDS (Cost $99,031)		85,455

RIGHTS - 0.0%

Chemicals - 0.0%
Solutia, Inc. Rights (a)(i)	3,750	$1,350

TOTAL RIGHTS (Cost $0)		1,350

Total Investments (Cost $36,721,222) - 39.4%		36,494,304

REPURCHASE AGREEMENTS - 63.1%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 1/2/2008,
repurchase price $58,336,718 (d)(f)	$58,319,604	58,319,604

TOTAL REPURCHASE AGREEMENTS (Cost $58,319,604)		58,319,604

Liabilities in excess of Other Assets - (2.5)%		(2,328,008)
TOTAL NET ASSETS - 100.0%		$92,485,900

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
December 31, 2007

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.

(a) Non-income Producing.
(b) Restricted Security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2007, the market value of these securities total $3,568,987, which represents 3.9% of total net assets.
(c) Foreign Issued Securities.
(d) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(e) Illiquid Security. The market value of these securities total $8,266,898, which represents 8.9% of total net assets.
(f) All or a portion of the shares have been committed as collateral for open short positions.
(g) Default or other conditions exist and security is not presently accruing income.
(h) Variable Rate Security.
(i) Fair-valued security. The market value of these securities total $4,248,958, which represents 4.6% of total net assets.
(j) Effective yield is listed.
(k) Average yield is listed.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK

Countrywide Financial Corp.	55,486	$496,045
Downey Financial Corp.	16,223	504,698
Georgia Gulf Corp.	45,287	299,800
Lehman Brothers Holdings, Inc.	5,269	344,803
MBIA, Inc.	21,727	404,774
Merrill Lynch & Co.	5,547	297,763
Moody's Corp.	13,160	469,812
Morgan Stanley	6,471	343,675
New Century Financial Corp.	3,312	30
Redwood Trust, Inc.	4,132	141,480
Spectrum Brands, Inc.	3,000	15,990
Standard-Pacific Corp.	97,100	325,285
Starbucks Corp.	27,026	553,222
Washington Federal, Inc.	43,459	917,419
Streettracks SPDR	51,216	991,029

TOTAL COMMON STOCK (Proceeds $7,003,871)		6,105,825

CONVERTIBLE BONDS

Applied Extrusion, 12.00%, due 03/15/2012 (a)(c)(d)	$817	678
Kaiser Aluminum & Chemical Corp., 12.750%, due 02/01/2003 (a)(b)(c)	1,157,000	92,560
Simmons Co., 10.00%, due 12/15/2014	180,000	133,200

TOTAL CONVERTIBLE BONDS (Proceeds $243,000)		226,438

Total Securities Sold Short (Proceeds $7,246,871)		$6,332,263

(a) Illiquid Security. The market value of these securities total $93,238, which represents 0.1% of total net assets.
(b) Default or other conditions exist and security is not presently accruing income.
(c) Fair-valued security. The market value of these securities total $93,238, which represents 0.1% of total net assets.
(d) Restricted Security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 87.9%

Aerospace & Defense - 3.1%
Boeing Co. (f)	4,600	$402,316
General Dynamics Corp. (f)	2,000	177,980
Goodrich Corp. (f)	1,200	84,732
Honeywell International, Inc. (f)	6,000	369,420
Lockheed Martin Corp. (f)	3,100	326,306
Precision Castparts Corp. (f)	3,200	443,840
		1,804,594
Air Freight & Logistics - 0.2%
FedEx Corp. (f)	1,100	98,087

Airlines - 0.1%
Southwest Airlines Co. (f)	3,000	36,600

Automobiles - 1.9%
Ford Motor Co. (a) (f)	135,000	908,550
Honda Motor Co., Ltd. - ADR (f)	4,900	162,386
		1,070,936
Beverages - 0.8%
Anheuser-Busch Companies, Inc. (f)	2,100	109,914
The Coca-Cola Co. (f)	2,500	153,425
PepsiCo, Inc. (f)	2,600	197,340
		460,679
Biotechnology - 0.4%
Genentech, Inc. (a) (f)	3,700	248,159

Building Products - 0.0%
Trane, Inc. (f)	600	28,026

Capital Markets - 3.2%
Bank Of New York Mellon Corp. (f)	1,871	91,230
Blackstone Group L.P. (a)(f)	6,000	132,780
The Charles Schwab Corp. (f)	5,049	129,002
Federated Investors, Inc. (f)	1,800	74,088
The Goldman Sachs Group, Inc. (f)	5,900	1,268,795
Legg Mason, Inc. (f)	1,000	73,150
State Street Corp. (f)	593	48,152
		1,817,197
Chemicals - 1.6%
Air Products & Chemicals, Inc. (f)	1,000	98,630
Airgas, Inc. (f)	7,900	411,669
EI Du Pont de Nemours & Co. (f)	4,500	198,405
Monsanto Co. (f)	1,200	134,028
Nalco Holding Company (f)	3,000	72,540
		915,272

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Commercial Banks - 3.4%
Bank of the Ozarks, Inc. (f)	6,228	$163,174
GB&T Bancshares, Inc. (f)	3,900	36,504
Marshall & Ilsley Corp. (f)	3,300	87,384
SunTrust Banks, Inc. (f)	3,000	187,470
Wachovia Corp. (f)	5,000	190,150
Wells Fargo & Co. (f)	42,032	1,268,946
		1,933,628
Commercial Services & Supplies - 1.2%
Republic Services, Inc. (f)	6,800	213,180
Waste Management, Inc. (f)	13,800	450,846
		664,026
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)(f)	10,200	276,114
Corning, Inc. (f)	50,000	1,199,500
		1,475,614
Computer Programming Services - 0.1%
BEA Systems, Inc. (a)(f)	4,950	78,111

Computers & Peripherals - 5.1%
Apple Computer, Inc. (a)(f)	2,800	554,624
Hewlett-Packard Co. (f)	7,700	388,696
International Business Machines Corp. (f)	6,300	681,030
Seagate Technology (b)(f)	50,000	1,275,000
		2,899,350
Consumer Finance - 0.6%
American Express Co. (f)	6,700	348,534

Diversified Financial Services - 2.3%
Bank of America Corp. (f)	4,300	177,418
Citigroup, Inc. (f)	35,000	1,030,400
J.P. Morgan Chase & Co. (f)	3,000	130,950
		1,338,768
Diversified Telecommunication Services - 4.6%
AT&T, Inc. (f)	44,300	1,841,108
Verizon Communications, Inc. (f)	18,700	817,003
		2,658,111
Electric Utilities - 0.6%
The Empire District Electric Co. (f)	15,300	348,534

Electrical Equipment - 1.6%
Medis Technologies Ltd. (a)(f)	60,000	925,800

Electronic Equipment & Instruments - 2.9%
Flextronics International Ltd. (a)(b)(f)	136,000	1,640,160

Energy Equipment & Services - 1.1%
BJ Services Co. (f)	800	19,408
Nabors Industries Ltd. (a)(b)(f)	800	21,912
Noble Corp. (b)(f)	3,800	214,738
Schlumberger Ltd. (b)(f)	3,300	324,621
Transocean, Inc. (a)(b)(f)	300	42,945
		623,624

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Food & Staples Retailing - 1.3%
Costco Wholesale Corp. (f)	400	$27,904
Cvs Caremark Corporation (f)	12,700	504,825
The Kroger Co. (f)	1,100	29,381
Sysco Corp. (f)	6,400	199,744
		761,854
Food Products - 1.4%
ConAgra Foods, Inc. (f)	3,400	80,886
General Mills, Inc. (f)	8,200	467,400
Hain Celestial Group, Inc. (a)(f)	4,141	132,512
Kellogg Co. (f)	2,600	136,318
		817,116
Health Care Equipment & Supplies - 1.8%
Alcon, Inc. (b)(f)	2,300	328,992
Covidien Ltd. (b)(f)	3,900	172,731
Medtronic, Inc. (f)	4,700	236,269
St. Jude Medical, Inc. (a)(f)	3,400	138,176
Stryker Corp. (f)	1,200	89,664
Zimmer Holdings, Inc. (a)(f)	1,400	92,610
		1,058,442
Health Care Providers & Services - 3.5%
Aetna, Inc. (f)	5,700	329,061
AmerisourceBergen Corp. (f)	3,000	134,610
Express Scripts, Inc. (a)(f)	6,100	445,300
Health Grades, Inc. (a)(d)	122,594	729,434
Wellpoint, Inc. (a)(f)	4,200	368,466
		2,006,871
Hotels & Motels- 0.2%
Sunstone Hotel Investors, Inc. (f)	5,800	106,082

Hotels Restaurants & Leisure - 2.2%
McDonald's Corp. (f)	10,600	624,446
MGM Mirage (a)(f)	2,600	218,452
Royal Caribbean Cruises Ltd. (b)(f)	4,200	178,248
Ruth's Chris Steak House (a)(f)	3,330	29,770
Starbucks Corp. (a)(f)	2,700	55,269
Wyndham Worldwide Corp. (f)	7,700	181,412
		1,287,597
Household Durables - 0.3%
Newell Rubbermaid, Inc. (f)	7,500	194,100

Household Products - 1.4%
Clorox Co. (f)	5,100	332,367
Procter & Gamble Co. (f)	6,300	462,546
		794,913
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)(f)	10,000	71,400

Industrial Conglomerates - 3.2%
General Electric Co.	49,500	1,834,965

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Insurance - 6.5%
ACE Ltd. (b)	2,800	$172,984
American Independence Corp. (a)(d)	26,000	237,900
American International Group, Inc.	3,600	209,880
AON Corp.	1,200	57,228
Berkshire Hathaway, Inc. (a)	70	331,520
Genworth Financial, Inc.	9,700	246,865
Hartford Financial Services Group, Inc.	1,300	113,347
HCC Insurance Holdings, Inc.	25,000	717,000
Independence Holding Co. (d)	53,600	678,040
Metlife, Inc.	4,900	301,938
Travelers Companies, Inc.	10,800	581,040
XL Cap Ltd. (b)	1,800	90,558
		3,738,300
Internet Software & Services - 0.8%
Google, Inc. (a)	530	366,484
Yahoo!, Inc. (a)	4,500	104,670
		471,154
IT Services - 0.0%
Metavante Technologies, Inc.	0	8

Leisure Equipment & Products - 1.6%
Eastman Kodak Co.	40,000	874,800

Life Science Tools & Services - 1.1%
Millipore Corp. (a)	7,300	534,214
Thermo Electron Corp. (a)	1,600	92,288
		626,502
Machinery - 1.2%
Dover Corp.	9,700	447,073
ITT Industries, Inc.	3,300	217,932
		665,005
Media - 3.0%
The McGraw-Hill Companies, Inc.	2,500	109,525
Viacom Inc. New (a)	4,200	184,464
The Walt Disney Co.	43,700	1,410,636
		1,704,625
Metals & Mining - 1.6%
Allegheny Technologies, Inc.	10,000	864,000
BHP Billiton Ltd. - ADR	600	42,024
		906,024
Multiline Retail - 0.6%
Kohl's Corp. (a)	2,800	128,240
Penney J C, Inc.	2,000	87,980
Target Corp.	3,000	150,000
		366,220
Multi-Utilities - 0.0%
Duke Energy Corp New	1,200	24,204

Oil, Gas & Consumable Fuels - 2.4%
ChevronTexaco Corp.	900	83,997
ConocoPhillips	800	70,640
Exxon Mobil Corp.	4,900	459,081
Plains Exploration & Production Co. (a)	3,524	190,296
Total SA - ADR	5,100	421,260
XTO Energy, Inc.	2,500	128,400
		1,353,674

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Personal Products - 0.1%
Alberto Culver Co.	1,600	$39,264

Pharmaceuticals - 5.1%
Abbott Laboratories	10,500	589,575
Johnson & Johnson	5,700	380,190
Novartis AG - ADR	3,500	190,085
Pfizer, Inc.	67,500	1,534,275
Wyeth	4,800	212,112
		2,906,237
Road & Rail - 2.0%
Burlington Northern Santa Fe Corp.	500	41,615
CSX Corp. Corp.	20,000	879,600
Norfolk Southern Corp.	500	25,220
Union Pacific Corp.	1,600	200,992
		1,147,427
Semiconductor & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	70,000	1,243,200
Intel Corp.	7,800	207,948
MEMC Electronic Materials, Inc. (a)	4,300	380,507
Texas Instruments, Inc.	8,500	283,900
		2,115,555
Software - 1.9%
Microsoft Corp.	14,300	509,080
Oracle Corp. (a)	25,300	571,274
		1,080,354
Specialty Retail - 0.7%
Best Buy Co, Inc.	1,500	78,975
Lowe's Cos, Inc.	12,500	282,750
Staples, Inc.	2,900	66,903
		428,628
Textiles, Apparel & Luxury Goods - 0.1%
Nike, Inc.	700	44,968

Thrifts & Mortgage Finance - 2.5%
New York Community Bancorp, Inc.	80,000	1,406,400

Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	2,000	96,640

TOTAL COMMON STOCKS (Cost $51,232,742)		50,343,139

EXCHANGE TRADED FUNDS - 2.1%
Powershares QQQ Trust	1,000	51,240
Select Sector SPDR Trust	23,600	1,129,731

TOTAL EXCHANGE TRADED FUNDS (Cost $1,027,144)		1,180,971

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

RIGHTS - 0.0%
Electrical Equipment - 0.0%
Medis Technologies - Rights (g)	7,000	$0

TOTAL RIGHTS (Cost $0)		0

PURCHASED OPTIONS - 0.5%

Call Options
Medis Technologies Ltd.
Expiration: April, 2008, Exercise Price: $15.000	600	154,500

Put Options
Citigroup, Inc.
Expiration: January, 2008, Exercise Price: $32.500	350	107,450
Verizon Communications, Inc.
Expiration: January, 2008, Exercise Price: $45.000	150	28,500
Wachovia Corp.
Expiration: January, 2008, Exercise Price: $40.000	50	12,750

TOTAL PURCHASED OPTIONS (Cost $271,666)		303,200

Total Investments (Cost $52,531,552) - 90.5%		51,827,310

REPURCHASE AGREEMENTS - 12.7%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 1/2/2008,
repurchase price $7,272,169 (c)(e)	$7,270,358	7,270,358

TOTAL REPURCHASE AGREEMENTS (Cost $7,270,358)		7,270,358

Liabilities in Excess of Other Assets - (3.2)%		(1,804,885)
TOTAL NET ASSETS - 100.0%		$57,292,783

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.

(a) Non-income Producing.
(b) Foreign Issued Securities.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(d) Illiquid Security. The market value of these securities total $1,645,374, which represents 2.9% of total net assets.
(e) All or a portion of the shares have been committed as collateral for open short positions.
(f) All or a portion of the shares have been committed as collateral for written options.
(g) Fair-valued security. The market value of these securities total $0, which represents 0.0% of total net assets.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

EXCHANGE TRADED FUNDS

iShares Russell 2000 Index Fund	30,000	$2,277,600

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,426,498)		2,277,600

Total Securities Sold Short (Proceeds $2,426,498)		$2,277,600

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
December 31, 2007

	Shares or
	Principal Amount	Value

CALL OPTIONS
ACE Ltd.
Expiration: January, 2008, Exercise Price: $70.00	18	$135
Expiration: May, 2008, Exercise Price: $60.00	12	7,140
Expiration: May, 2008, Exercise Price: $70.00	18	3,060
Aetna, Inc.
Expiration: January, 2008, Exercise Price: $60.00	10	500
Air Products & Chenicals, Inc.
Expiration: January, 2008, Exercise Price: $100.00	6	1,500
Allegheny Technologies, Inc.
Expiration: January, 2008, Exercise Price: $80.00	100	82,000
American Express Co.
Expiration: January, 2008, Exercise Price: $70.00	22	55
Expiration: January, 2008, Exercise Price: $75.00	18	45
Expiration: April, 2008, Exercise Price: $70.00	18	270
Expiration: July, 2008, Exercise Price: $70.00	18	1,170
American International Group, Inc.
Expiration: May, 2008, Exercise Price: $70.00	32	2,880
AON Corp.
Expiration: January, 2008, Exercise Price: $50.00	10	250
Apple
Expiration: April, 2008, Exercise Price: $180.00	3	9,630
Expiration: April, 2008, Exercise Price: $220.00	12	15,720
Expiration: April, 2008, Exercise Price: $240.00	6	4,674
Applied Materials, Inc.
Expiration: January, 2008, Exercise Price: $17.50	200	13,000
Expiration: January, 2008, Exercise Price: $20.00	500	5,000
AT&T
Expiration: January, 2008, Exercise Price: $35.00	250	168,750
Expiration: January, 2008, Exercise Price: $40.00	100	18,400
Expiration: January, 2008, Exercise Price: $45.00	5	40
Expiration: April, 2008, Exercise Price: $45.00	18	1,836
Expiration: April, 2008, Exercise Price: $47.50	18	783
Bank Of New York Mellon Corp.
Expiration: January, 2008, Exercise Price: $50.00	18	1,710
Best Buy Co, Inc.
Expiration: January, 2008, Exercise Price: $65.00	19	47
Expiration: March, 2008, Exercise Price: $50.00	10	4,700
Billiton Limited
Expiration: May, 2008, Exercise Price: $90.00	4	580
BJ Services Co.
Expiration: January, 2008, Exercise Price: $35.00	10	25
Blackstone
Expiration: March, 2008, Exercise Price: $35.00	18	90
Boeing Co.
Expiration: January, 2008, Exercise Price: $110.00	12	30
Burlington Northern Santa Fe Corp.
Expiration: January, 2008, Exercise Price: $90.00	7	175
Blackstone Group, LLP
Expiration: June, 2008, Exercise Price: $30.00	18	630
Caterpillar, Inc.
Expiration: January, 2008, Exercise Price: $90.00	6	3

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
December 31, 2007

	Shares or
	Principal Amount	Value

Cisco Systems, Inc.
Expiration: January, 2008, Exercise Price: $35.00	24	$24
Expiration: April, 2008, Exercise Price: $35.00	18	342
Clorox Co.
Expiration: April, 2008, Exercise Price: $70.00	10	850
The Coca-Cola Co.
Expiration: May, 2008, Exercise Price: $65.00	18	2,988
ConocoPhillips
Expiration: February, 2008, Exercise Price: $105.00	8	80
Costco Wholesale Corp.
Expiration: January, 2008, Exercise Price: $65.00	5	2,900
Csco Systems, Inc.
Expiration: July, 2008, Exercise Price: $35.00	18	972
CSX Corp.
Expiration: January, 2008, Exercise Price: $40.00	200	88,000
CVS Caremark Corp.
Expiration: February, 2008, Exercise Price: $42.50	36	1,692
Expiration: May, 2008, Exercise Price: $45.00	32	2,816
Dover Corp.
Expiration: January, 2008, Exercise Price: $55.00	26	130
Eastman Kodak Co.
Expiration: January, 2008, Exercise Price: $20.00	200	40,500
Expiration: January, 2008, Exercise Price: $22.50	200	9,000
Express Scripts, Inc.
Expiration: February, 2008, Exercise Price: $65.00	32	29,440
Exxon Mobil Corp.
Expiration: January, 2008, Exercise Price: $100.00	1	18
Expiration: April, 2008, Exercise Price: $90.00	4	3,160
Expiration: April, 2008, Exercise Price: $100.00	4	1,100
FedEx
Expiration: January, 2008, Exercise Price: $140.00	9	45
Flextronics International Ltd.
Expiration: January, 2008, Exercise Price: $10.00	500	106,500
Ford Motor Co.
Expiration: January, 2008, Exercise Price: $6.00	1,350	114,750
General Dynamics Corp.
Expiration: January, 2008, Exercise Price: $95.00	6	120
Expiration: February, 2008, Exercise Price: $100.00	12	360
General Electric Co.
Expiration: January, 2008, Exercise Price: $35.00	300	73,800
Expiration: January, 2008, Exercise Price: $40.00	100	800
Expiration: March, 2008, Exercise Price: $45.00	18	54
Genworth Financial, Inc.
Expiration: June, 2008, Exercise Price: $30.00	14	1,785
Global SantaFe Corp.
Expiration: January, 2008, Exercise Price: $75.00	8	12,360
Corning, Inc.
Expiration: February, 2008, Exercise Price: $22.50	500	112,500
The Goldman Sachs Group, Inc.
Expiration: January, 2008, Exercise Price: $175.00	50	202,750
Expiration: April, 2008, Exercise Price: $240.00	2	1,640
Expiration: April, 2008, Exercise Price: $280.00	5	700

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
December 31, 2007

	Shares or
	Principal Amount	Value

Google
Expiration: March, 2008, Exercise Price: $700.00	4	$17,600
Expiration: June, 2008, Exercise Price: $810.00	2	5,240
Hewlett-Packard Co.
Expiration: January, 2008, Exercise Price: $55.00	12	120
Expiration: February, 2008, Exercise Price: $60.00	14	105
Honeywell International, Inc.
Expiration: January, 2008, Exercise Price: $65.00	30	750
Expiration: March, 2008, Exercise Price: $65.00	10	1,600
Expiration: March, 2008, Exercise Price: $70.00	16	800
Expiration: June, 2008, Exercise Price: $70.00	10	1,400
Intel Corp.
Expiration: January, 2008, Exercise Price: $27.50	14	728
Expiration: January, 2008, Exercise Price: $40.00	18	9
International Business Machines Corp.
Expiration: January, 2008, Exercise Price: $115.00	14	1,050
Expiration: January, 2008, Exercise Price: $120.00	7	140
J.P. Morgan Chase & Co.
Expiration: June, 2008, Exercise Price: $55.00	18	810
Kohls Corp.
Expiration: January, 2008, Exercise Price: $70.00	20	50
Lockheed Martin Corp.
Expiration: January, 2008, Exercise Price: $115.00	10	220
Expiration: March, 2008, Exercise Price: $115.00	10	1,900
Expiration: March, 2008, Exercise Price: $120.00	10	975
McDonalds Corp.
Expiration: March, 2008, Exercise Price: $60.00	18	4,410
Expiration: March, 2008, Exercise Price: $70.00	18	270
Expiration: June, 2008, Exercise Price: $70.00	14	980
Medtronic, Inc.
Expiration: February, 2008, Exercise Price: $60.00	18	45
MEMC Electronic Materials, Inc.
Expiration: January, 2008, Exercise Price: $70.00	9	17,910
Expiration: January, 2008, Exercise Price: $80.00	10	10,100
Expiration: April, 2008, Exercise Price: $70.00	6	13,854
Expiration: April, 2008, Exercise Price: $85.00	8	10,480
Expiration: April, 2008, Exercise Price: $90.00	14	14,560
Expiration: April, 2008, Exercise Price: $100.00	10	6,700
Microsoft Corp.
Expiration: April, 2008, Exercise Price: $35.00	18	4,428
Expiration: April, 2008, Exercise Price: $37.50	18	2,412
Millipore Corp.
Expiration: January, 2008, Exercise Price: $85.00	10	100
Expiration: January, 2009, Exercise Price: $90.00	8	2,360
Monsanto Co.
Expiration: April, 2008, Exercise Price: $85.00	4	11,960
Expiration: April, 2008, Exercise Price: $120.00	8	7,040
Nabors Industries Ltd.
Expiration: March, 2008, Exercise Price: $35.00	10	100
New York Community Bancorp, Inc.
Expiration: January, 2008, Exercise Price: $15.00	300	79,500
Expiration: January, 2008, Exercise Price: $17.50	500	27,500

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
December 31, 2007

	Shares or
	Principal Amount	Value

NII Holdings, Inc.
Expiration: January, 2008, Exercise Price: $60.00	10	$200
Expiration: March, 2008, Exercise Price: $75.00	6	150
Nike, Inc.
Expiration: April, 2008, Exercise Price: $70.00	7	1,365
Expiration: July, 2008, Exercise Price: $75.00	7	1,277
Noble Corp.
Expiration: January, 2008, Exercise Price: $50.00	32	22,720
Expiration: January, 2008, Exercise Price: $57.50	14	2,030
Norfolk Southern Corp.
Expiration: January, 2008, Exercise Price: $65.00	8	20
Novartis
Expiration: January, 2008, Exercise Price: $65.00	12	60
Oracle Corp.
Expiration: March, 2008, Exercise Price: $22.50	18	2,970
Expiration: March, 2008, Exercise Price: $25.00	18	1,080
Expiration: June, 2008, Exercise Price: $25.00	36	4,500
Penney J C, Inc.
Expiration: January, 2008, Exercise Price: $95.00	12	30
Expiration: February, 2008, Exercise Price: $90.00	16	40
Expiration: May, 2008, Exercise Price: $60.00	12	1,140
Pepsico, Inc.
Expiration: January, 2008, Exercise Price: $75.00	22	4,180
Expiration: April, 2008, Exercise Price: $80.00	8	1,296
Pfizer, Inc.
Expiration: March, 2008, Exercise Price: $22.50	650	72,150
Plains Exploration & Production Co.
Expiration: May, 2008, Exercise Price: $60.00	10	2,525
Precision Castparts Corp.
Expiration: March, 2008, Exercise Price: $185.00	3	158
Expiration: March, 2008, Exercise Price: $195.00	7	157
Expiration: March, 2008, Exercise Price: $200.00	12	180
Procter & Gamble Co.
Expiration: April, 2008, Exercise Price: $80.00	24	1,680
Schlumberger Ltd.
Expiration: January, 2008, Exercise Price: $85.00	6	8,220
Expiration: January, 2008, Exercise Price: $105.00	8	880
Expiration: February, 2008, Exercise Price: $120.00	5	175
Expiration: May, 2008, Exercise Price: $120.00	9	1,845
Schwab Charles Corp.
Expiration: June, 2008, Exercise Price: $25.00	18	5,040
Expiration: June, 2008, Exercise Price: $30.00	24	2,280
Seagate Technology
Expiration: March, 2008, Exercise Price: $25.00	500	122,500
Sirtex Medical Ltd.
Expiration: April, 2008, Exercise Price: $25.00	27	810
St. Jude Medical, Inc.
Expiration: January, 2008, Exercise Price: $50.00	18	45
Expiration: January, 2008, Exercise Price: $55.00	10	25
Starbucks Corp.
Expiration: January, 2008, Exercise Price: $40.00	18	90

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
December 31, 2007

	Shares or
	Principal Amount	Value
Sun Trust Banks, Inc.
Expiration: January, 2008, Exercise Price: $100.00	12	$30
Target Corp.
Expiration: January, 2008, Exercise Price: $70.00	17	85
Texas Instruments, Inc.
Expiration: January, 2008, Exercise Price: $37.50	18	54
Expiration: January, 2008, Exercise Price: $45.00	18	18
Expiration: April, 2008, Exercise Price: $37.50	18	1,296
Expiration: July, 2008, Exercise Price: $40.00	18	1,422
Travelers Companies, Inc.
Expiration: January, 2008, Exercise Price: $60.00	18	180
Union Pac Corp.
Expiration: January, 2008, Exercise Price: $130.00	12	1,920
Verizon Communications, Inc.
Expiration: January, 2008, Exercise Price: $45.00	24	960
Expiration: April, 2008, Exercise Price: $50.00	18	900
Expiration: July, 2008, Exercise Price: $52.50	13	813
Viacom Inc.
Expiration: March, 2008, Exercise Price: $45.00	34	6,715
Wallgreen Co.
Expiration: April, 2008, Exercise Price: $55.00	24	60
The Walt Disney Co.
Expiration: January, 2008, Exercise Price: $30.00	300	72,000
Expiration: January, 2008, Exercise Price: $40.00	18	45
Expiration: April, 2008, Exercise Price: $40.00	18	135
Waste Management, Inc.
Expiration: January, 2008, Exercise Price: $45.00	19	48
Wellpoint, Inc.
Expiration: January, 2009, Exercise Price: $110.00	18	3,600
Wells Fargo & Co.
Expiration: January, 2008, Exercise Price: $30.00	400	58,000

TOTAL CALL OPTIONS (Premiums received $2,505,632)		1,815,309

Total Options Written (Premiums received $2,505,632)		$1,815,309

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

CORPORATE BONDS - 3.4%

Accommodation - 0.3%
Harrahs Operating, Inc., 6.500%, due 06/01/2016	$334,999	$249,574

Banking - 0.3%
Washington Group International, Inc., 6.534%, due 03/29/2011 (b)(f)	300,000	185,229

Consumer Finance - 0.3%
Capmark Financial Group, Inc.
5.875%, due 05/10/2012 (b)	60,000	47,494
6.300%, due 05/10/2017 (b)	30,000	22,364
Discover Financial Services, 6.450%, due 06/12/2017 (b)	55,000	52,960
Ford Motor Credit Co. LLC, 7.127%, due 01/13/2012 (f)	110,000	92,396
		215,214
Credit Intermediation and Related Activities - 0.2%
Residential Capital Corp.
6.000%, due 02/22/2011 (f)	80,000	49,800
6.500%, due 04/17/2013 (f)	95,000	58,425
6.875%, due 06/30/2015 (f)	30,000	18,150
		126,375
Food & Staples Retailing - 0.5%
Rite-Aid Corp., 9.500%, due 06/15/2017	395,000	326,863

Hotels Restaurants & Leisure - 0.7%
MGM Mirage, 6.000%, due 10/01/2009	200,000	199,000
Starwood Hotels & Resorts, 6.250%, due 02/15/2013	270,000	270,164
		469,164
Insurance - 0.2%
Metlife, Inc., 6.400%, due 12/15/2066	125,000	114,561

Internet Service Providers, Web Search Portals, and Data - 0.3%
First Data Corp., 9.875%, due 09/24/2015 (b)	230,000	213,900

Metals & Mining - 0.2%
Freeport-Mcmoran Copper & Gold, 8.250%, due 04/01/2015	170,000	180,200

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc., 8.204%, due 12/15/2014 (f)	270,000	267,300

TOTAL CORPORATE BONDS (Cost $2,368,539)		2,348,380

ASSET BACKED SECURITIES - 8.2%

Aames Mortgage Investment Trust, 7.615%, due 10/25/2035 (e)	900,000	314,957
American Airlines, Inc., 6.817%, due 05/23/2011	400,000	387,500
Asset Backed Funding Certificates
8.115%, due 01/25/2035 (e)	200,000	127,172
6.000%, due 07/26/2035 (b)(d)(e)	31,423	757
Citigroup Mortgage Loan Trust
7.365%, due 09/25/2035 (e)	150,000	68,499
7.365%, due 01/25/2036 (e)	375,000	91,481

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Countrywide Asset-backed Certificates, 7.165%, due 01/25/2046 (b)(e)	$500,000	$69,880
DVI Receivables Corp.
4.869%, due 09/12/2010 (d)(e)	135,934	119,173
4.819%, due 03/14/2011 (d)(e)	1,068,780	658,155
Encore Credit Receivables Trust, 7.365%, due 01/25/2036 (e)	250,000	97,875
Equity ABS, 5.909%, due 02/25/2033	30,600	23,170
FBR Securitization Trust, 7.115%, due 09/25/2035 (e)	187,000	108,558
First Franklin Mortgage
7.865%, due 07/25/2035 (e)	150,000	83,234
8.365%, due 10/25/2034 (b)	75,000	64,669
7.365%, due 12/25/2036 (b)(e)	150,000	13,339
GSAMP Trust, 7.365%, due 03/25/2047 (b)(e)
(Acquired 3/30/2007; Cost $330,194)	600,000	111,534
JP Morgan Mortgage Acquisition Corp, 6.865%, due 07/25/2036 (b)(e)	500,000	48,830
Lehman XS Nim, 7.000%, due 11/28/2035 (b)	1,780	1,779
Merit Securities Corp., 8.380%, due 12/28/2033	337,395	356,250
Nationstar Home Equity Loan Trust, 7.365%, due 09/25/2036 (e)	155,000	36,675
New Century Home Equity Loan, 8.615%, due 07/25/2035 (e)	625,000	344,909
Nomura Home Equity Loan Trust, 7.365%, due 03/25/2036 (e)	250,000	40,905
Option One Mortgage Loan Trust, 7.365%, due 01/25/2036 (b)(e)	150,000	21,451
Ramp Series Trust
7.365%, due 10/25/2036 (e)	115,000	20,666
7.365%, due 08/25/2046 (e)	530,000	135,240
Residential Asset
7.865%, due 03/25/2035 (b)(e)	500,000	323,863
7.865%, due 09/25/2035 (e)	200,000	83,590
Structured Asset Inv.
7.365%, due 05/25/2035 (e)	80,000	30,502
6.000%, due 07/25/2035 (e)	150,000	122,095
7.365%, due 08/25/2035 (b)(e)	168,000	92,067
7.365%, due 07/25/2035 (b)(e)	349,000	272,049
Structured Asset Securities Corp
7.365%, due 01/25/2035 (e)	400,000	269,218
7.365%, due 09/25/2036 (b)(e)	400,000	86,296
4.955%, due 03/25/2037	342,786	331,458
Wells Fargo Home Equity Trust
7.865%, due 05/25/2034 (e)	173,279	97,618
5.135%, due 11/25/2035	669,544	628,005

TOTAL ASSET BACKED SECURITIES (Cost $9,906,905)		5,683,419

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%

Asset Backed Funding Certificates, 7.865%, due 06/25/2035 (e)	200,000	113,470
Asset Backed Security Corp.
7.365%, due 06/25/2035 (e)	125,000	75,280
5.050%, due 08/27/2035 (b)(e)	18,200	12,847
FBR Securitization Trust, 6.865%, due 10/25/2035 (e)	150,000	68,643
First Franklin Mortgage Loan
8.365%, due 03/25/2035 (e)	150,000	97,484
8.365%, due 12/25/2034 (b)(e)	30,000	22,486
HSI Asset Securitization Corp, 6.865%, due 01/25/2036 (e)	436,000	131,561
Indymac Manufactured Housing, 6.640%, due 12/25/2027	187,454	185,722

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

JP Morgan Mortgage Acquisition
7.865%, due 06/25/2035 (b)(e)	$125,000	$60,652
7.865%, due 07/25/2035 (b)(e)	250,000	120,640
Lehman XS Trust
6.615%, due 11/25/2035 (e)(i)	150,000	71,682
6.865%, due 06/25/2046 (e)	190,000	70,357
Ramp Series Trust, 5.065%, due 03/25/2036	500,000	489,861
Securitized Asset Receivables, 5.025%, due 03/25/2036	500,000	472,032
Soundview Home Equity Loan, 5.500%, due 11/25/2033 (b)(e)	28,441	2,767
Structured Asset Investment Loan Trust
7.365%, due 07/25/2035 (e)	250,000	113,740
7.365%, due 09/25/2035 (b)(e)	150,000	54,648
7.365%, due 04/25/2035 (b)(e)	370,000	116,984
Structured Asset Securities Corp., 7.365%, due 07/25/2035 (b)(e)	250,000	148,912

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,434,283)		2,429,768

MORTGAGE BACKED SECURITIES - 23.4%

Federal Home Loan Mortgage Corp.
7.100%, due 12/01/2034 (g)	871,009	216,223
6.051%, due 08/01/2035 (g)	32,591,511	7,977,770
6.447%, due 02/15/2020 (g)	191,514	33,542
6.763%, due 02/15/2020 (g)	127,365	21,417
7.778%, due 04/15/2020 (g)	136,332	23,018
First Franklin Mortgage, 6.865%, due 04/25/2036 (b)(e)
(Acquired 1/24/2007; Cost $225,181)	300,000	29,403
Fannie Mae Strip
9.896%, due 03/01/2033 (g)	1,238,071	287,734
9.011%, due 07/01/2033 (g)	1,070,159	254,001
7.572%, due 10/01/2033 (g)	275,040	59,449
9.424%, due 12/01/2033 (g)	915,770	218,297
8.270%, due 08/01/2034 (g)	648,183	161,690
9.713%, due 12/01/2034 (g)	7,053,817	1,690,006
8.829%, due 02/01/2035 (g)	489,823	101,137
7.801%, due 03/01/2035 (g)	137,009	31,124
3.825%, due 12/01/2034 (g)	138,934	28,104
8.665%, due 03/01/2035 (g)	3,722,242	907,169
10.074%, due 04/01/2036 (g)	1,345,140	312,141
8.022%, due 08/01/2035 (g)	15,542,660	3,804,549

TOTAL MORTGAGE BACKED SECURITIES (Cost $17,176,516)		16,156,774

FOREIGN GOVERNMENT NOTE/BONDS - 1.6%

Astrazeneca Plc, 5.400%, due 09/15/2012	285,000	294,647
Republic Of Sri Lanka 144a, 8.250%, due 10/24/2012	340,000	330,650
Royal Caribbean Cruises Ltd., 7.250%, due 06/15/2016	125,000	122,879
Shinsei Financial Cayman Ltd., 6.418%, due 07/20/2048 (b)(f)	195,000	165,558
Weatherford International, Inc., 5.950%, due 06/15/2012 (b)	100,000	103,824
Weatherford International, Inc., 6.350%, 06/15/2017 (b)	80,000	82,692

TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $783,145)		1,100,250

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 6.0%

United States Treasury Notes - 6.0%
U.S. Treasury Inflation Index, 2.375%, due 04/15/2011 (a)	$3,982,580	$4,151,218

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,052,634)		4,151,218

U.S. GOVERNMENT AGENCY ISSUES - 1.5%

Fannie Discount Note
4.716%, due 03/12/2008	425,000	421,604
4.273%, due 03/12/2008	150,000	148,801
4.245%, due 04/16/2008	75,000	74,103
4.259%, due 05/07/2008	77,000	75,900
4.259%, due 05/07/2008	53,000	52,243
4.280%, due 05/07/2008	26,000	25,629
4.281%, due 05/09/2008	19,000	18,724
Freddie Mac Discount Note
4.343%, due 02/19/2008	100,000	99,415
4.248%, due 02/20/2008	125,000	124,269

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,040,066)		1,040,688

PURCHASED CALL OPTIONS - 0.1%

Eurodollar 90 Day Futures Contract, Expiring June 2008
Expiration: June, 2008, Exercise Price: $95.000	24	75,301

TOTAL PURCHASED OPTIONS (Cost $9,660)		75,301

Total Investments (Cost $38,411,577) - 47.7%		$32,985,798

REPURCHASE AGREEMENTS - 47.5%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 1/2/2008,
repurchase price $32,869,816 (c)(h)	$32,861,694	32,861,694

TOTAL REPURCHASE AGREEMENTS (Cost $32,861,694)		32,861,694

Other Assets in Excess of Liabilities - 4.8%		3,284,659
TOTAL NET ASSETS - 100.0%		$69,132,151

Percentages are stated as a percent of net assets.

(a) Inflation protected security.
(b) Restricted Security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2007, the market value of these securities total $2,520,471, which represents 3.7% of total net assets.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(d) Fair-valued security. The market value of these securities total $778,085, which represents 1.1% of total net assets.
(e) Illiquid Security. The market value of these securities total $5,202,144, which represents 7.5% of total net assets.
(f) Variable Rate Security.
(g) Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2007.
(h) All or a portion of the shares have been committed as collateral for written options, short forward contracts, futures and swaps.
(i) Default or other conditions exist and security is not presently accruing income.

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Options Written
December 31, 2007

	Contracts	Value

PUT OPTIONS

Eurodollar 90 Day Futures Contract, Expiring June 2008
Expiration: June, 2008, Exercise Price: $95.50	600	$46,800

TOTAL PUT OPTIONS (Premiums received $3,540)

Total Options Written (Premiums received $3,540)		$46,800

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Forward Contracts
December 31, 2007
		Unrealized
		Appreciation/
FORWARD CONTRACTS PURCHASED	Contracts	(Depreciation)

Australian Dollars Forward Contract
(Underlying Face Amount at Market Value $634,859)	723,453	$(839)
Norwegian Kroner Forward Contract
(Underlying Face Amount at Market Value $383,895)	2,084,750	4,810

TOTAL LONG FORWARD FOREIGN CURRENCY CONTRACTS		$3,971

		Unrealized
		Appreciation/
SHORT FORWARD CONTRACTS	Contracts	(Depreciation)

Canadian Dollars Forward Contract
(Underlying Face Amount at Market Value $631,010)	622,644	(7,587)
Swedish Krona Forward Contract
(Underlying Face Amount at Market Value $385,461)	2,490,860	6,558

TOTAL SHORT FORWARD FOREIGN CURRENCY CONTRACTS		$(1,029)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS		$2,942

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Futures Contracts
December 31, 2007
		Unrealized
		Appreciation/
FUTURES CONTRACTS PURCHASED	Contracts	(Depreciation)

Eurodollar 90 Day Futures Contract, Expiring March 2008
(Underlying Face Amount at Market Value $22,983,600)	96	$66,408
Eurodollar 90 Day Futures Contract, Expiring June 2008
(Underlying Face Amount at Market Value $26,470,125)	110	305,409
Eurodollar 90 Day Futures Contract, Expiring September 2008
(Underlying Face Amount at Market Value $17,854,350)	74	255,912
Eurodollar 90 Day Futures Contract, Expiring December 2008
(Underlying Face Amount at Market Value $724,725)	3	6,068
Eurodollar 90 Day Futures Contract, Expiring March 2009
(Underlying Face Amount at Market Value $12,320,325)	51	191,248
Eurodollar 90 Day Futures Contract, Expiring June 2009
(Underlying Face Amount at Market Value $23,403,675)	97	317,519
Eurodollar 90 Day Futures Contract, Expiring September 2009
(Underlying Face Amount at Market Value $21,437,875)	89	266,380
Eurodollar 90 Day Futures Contract, Expiring December 2009
(Underlying Face Amount at Market Value $5,049,450)	21	51,771
Eurodollar 90 Day Futures Contract, Expiring March 2010
(Underlying Face Amount at Market Value $4,561,188)	19	43,313
Eurodollar 90 Day Futures Contract, Expiring September 2010
(Underlying Face Amount at Market Value $5,983,750)	25	46,434
Eurodollar 90 Day Futures Contract, Expiring December 2010
(Underlying Face Amount at Market Value $5,976,875)	25	42,783
Eurodollar 90 Day Futures Contract, Expiring March 2011
(Underlying Face Amount at Market Value $3,344,075)	14	23,902
Eurodollar 90 Day Futures Contract, Expiring June 2011
(Underlying Face Amount at Market Value $2,625,013)	11	17,148
Eurodollar 90 Day Futures Contract, Expiring September 2011
(Underlying Face Amount at Market Value $715,350)	3	4,855
Eurodollar 90 Day Futures Contract, Expiring December 2011
(Underlying Face Amount at Market Value $238,250)	1	1,410
Eurodollar 90 Day Futures Contract, Expiring March 2012
(Underlying Face Amount at Market Value $238,100)	1	1,373
Eurodollar 90 Day Futures Contract, Expiring June 2012
(Underlying Face Amount at Market Value $237,925)	1	1,335
Eurodollar 90 Day Futures Contract, Expiring September 2012
(Underlying Face Amount at Market Value $237,750)	1	1,285
10-Year Future, Expiring March 2008
(Underlying Face Amount at Market Value $1,104,688)	10	(4,712)
U.S. Treasury 10-Year Note Futures Contract, Expiring March 2008
(Underlying Face Amount at Market Value $80,167,175)	707	(79,172)

TOTAL FUTURE CONTRACTS PURCHASED		$1,560,669

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Futures Contracts
December 31, 2007

		Unrealized
		Appreciation/
SHORT FUTURES CONTRACTS	Contracts	(Depreciation)

Eurodollar 90 Day Futures Contract, Expiring June 2010	28	$(58,302)
(Underlying Face Amount at Market Value $6,710,900)
U.S. Treasury 2-Year Note Futures Contract, Expiring March 2008	452	(43,096)
(Underlying Face Amount at Market Value $95,033,000)
U.S. Treasury 5-Year Note Futures Contract, Expiring March 2008	166	3,975
(Underlying Face Amount at Market Value $18,306,688)
U.S. Treasury Bond Futures Contract, Expiring March 2008	3	2,547
(Underlying Face Amount at Market Value $349,125)

TOTAL SHORT FUTURE CONTRACTS		$(94,876)

TOTAL FUTURE CONTRACTS		$1,465,793

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Swap Contracts
December 31, 2007
						Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	(Depreciation)

CREDIT DEFAULT SWAP CONTRACTS

Goldman Sachs & Co.	Nordstrom, Inc.	Buy	0.35%	3/20/2011	(1,000,000)	$(6,616)

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Buy	3.40%	6/20/2010	(1,000,000)	(20,319)

Goldman Sachs & Co.	Ford Motor Credit Co., 7.000%	Sell	3.75%	6/20/2010	1,000,000	(63,072)

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Sell	0.45%	12/20/2010	12,000,000	(113,181)

Goldman Sachs & Co.	The Gap, Inc., 6.900%	Buy	1.25%	3/20/2011	(1,000,000)	(19,736)

Goldman Sachs & Co.	PPG Industries, 7.050%	Buy	0.32%	3/20/2011	(1,000,000)	132

Goldman Sachs & Co.	Limited Brands, Inc., 6.125%	Buy	0.88%	3/20/2011	(1,000,000)	16,126

Goldman Sachs & Co.	The TJX Companies, 7.45%	Buy	0.39%	3/20/2011	(1,000,000)	(471)

Goldman Sachs & Co.	Nordstrom Inc., 5.625%	Buy	0.35%	3/20/2011	(1,000,000)	526

Goldman Sachs & Co.	Lowes Companies, Inc., 8.250%	Buy	0.15%	3/20/2011	(1,000,000)	6,027

Goldman Sachs & Co.	Masco Corp., 5.875%	Buy	0.65%	3/20/2011	(1,000,000)	22,199

Goldman Sachs & Co.	Meadwestvaco Corp., 6.850%	Buy	0.72%	3/20/2011	(1,000,000)	(7,704)

Goldman Sachs & Co.	MDC Holdings, Inc., 5.500%	Buy	1.03%	3/20/2011	(1,000,000)	6,292

Goldman Sachs & Co.	Volkswagen Aktiengesellschaft, 4.875	Buy	0.54%	3/20/2013	(1,500,000)	3,656

Goldman Sachs & Co.	3M Company, 7.000%	Buy	0.07%	5/20/2011	(2,000,000)	2,645

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Sell	3.60%	6/20/2010	15,000,000	584,250

Goldman Sachs & Co.	Darden Restaurants Inc., 7.125%	Buy	0.34%	9/20/2011	(1,000,000)	12,313

Goldman Sachs & Co.	The Gap, Inc., 9.550%	Buy	0.79%	9/20/2011	(1,000,000)	(795)

Goldman Sachs & Co.	Hasbro, Inc., 6.150%	Buy	0.38%	9/20/2011	(1,000,000)	3,085

Goldman Sachs & Co.	Lowe's Companies, Inc., 8.250%	Buy	0.10%	9/20/2011	(1,000,000)	10,107

Goldman Sachs & Co.	Radioshack Corp., 7.375%	Buy	1.12%	9/20/2011	(1,000,000)	24,544

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Sell	0.45%	12/20/2010	15,000,000	(207,157)

Goldman Sachs & Co.	United Mexican States, 7.500%	Sell	0.76%	5/20/2011	2,000,000	7,088

Goldman Sachs & Co.	Republic of Panama, 8.875%	Buy	1.32%	5/20/2011	(1,000,000)	(13,232)

Goldman Sachs & Co.	Weyerhaeuser Co., 6.750%	Buy	0.60%	9/20/2011	2,000,000	1,570

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index, 3.250%	Sell	3.25%	12/20/2011	7,000,000	(111,806)

Goldman Sachs & Co.	Radian Group, 0.390%	Buy	0.39%	12/20/2013	(1,000,000)	206,683

Goldman Sachs & Co.	MGIC Investment Corp., 0.350%	Buy	0.35%	12/20/2013	(1,000,000)	121,153

Goldman Sachs & Co.	The PMI Group, Inc., 0.350%	Buy	0.35%	12/20/2013	(1,000,000)	121,147

Goldman Sachs & Co.	Commercial Metals Co., 0.400%	Buy	0.40%	12/20/2011	(1,500,000)	300

Goldman Sachs & Co.	Johnson Controls, Inc., 7.125%	Buy	0.44%	12/20/2013	(1,500,000)	(1,473)

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Sell	0.40%	12/20/2011	9,000,000	(123,154)

Goldman Sachs & Co.	Dow Chemical Company, 0.230%	Buy	0.23%	12/20/2013	(1,500,000)	15,971

Goldman Sachs & Co.	Domtar Inc., 1.490%	Buy	1.49%	3/20/2012	(1,500,000)	28,992

Goldman Sachs & Co.	Freescale Semiconductor, 0.450%	Sell	0.45%	3/20/2008	750,000	(4,746)

Goldman Sachs & Co.	Ford Motor Credit Company, 7.000%	Sell	1.07%	3/20/2009	750,000	(42,213)

Goldman Sachs & Co.	GMAC, LLC	Sell	0.58%	3/20/2009	1,000,000	(80,739)

Goldman Sachs & Co.	The Good Year Tire & Rubber Co.	Sell	0.70%	3/20/2009	1,000,000	(8,614)

Goldman Sachs & Co.	Residential Capital, LLC, 6.375%	Sell	0.58%	3/20/2009	750,000	(216,938)

Goldman Sachs & Co.	Sabre Holdings Corporation, 7.350%	Sell	1.06%	3/20/2009	750,000	(9,545)

Goldman Sachs & Co.	Residential Capital, LLC, 6.500%	Buy	1.05%	3/20/2012	(2,000,000)	781,204

Goldman Sachs & Co.	GATX Financial Corp., 8.875%	Buy	0.39%	6/20/2014	(1,200,000)	28,600

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Sell	2.75%	6/20/2012	2,000,000	(9,723)

Goldman Sachs & Co.	iTraxx Europe Senior Financials Series 8	Buy	0.45%	12/20/2012	(3,750,000)	(15,535)

Goldman Sachs & Co.	iTraxx Europe Senior Financials Series 8	Buy	0.45%	12/20/2012	(2,000,000)	(13,917)

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Sell	3.75%	12/20/2012	7,000,000	24,792

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Buy	1.40%	12/20/2012	(10,000,000)	(47,848)

Goldman Sachs & Co.	Embarq Corp., 7.082%	Buy	0.72%	9/20/2012	(1,300,000)	10,427

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Sell	2.75%	6/20/2012	2,000,000	(19,722)

Goldman Sachs & Co.	IXIS Real Estate Capital Trust	Buy	2.24%	3/3/2036	(500,000)	360,350
	2005-HE4B, 5.326% (a)

Goldman Sachs & Co.	Merrill Lynch Mortgage Investors Trust	Buy	2.37%	1/2/2037	(1,000,000)	738,361
	Series 2006-HE1, 5.626% (a)

Goldman Sachs & Co.	First Franklin Mortgage Loan Asset Backed Certificate	Buy	2.50%	10/25/2036	(500,000)	309,796
	Series 2007-FF2, 5.126% (a)

Goldman Sachs & Co.	Markit ABX.HE.BBB.07 Index	Sell	3.89%	8/25/2037	500,000	(252,589)

Goldman Sachs & Co.	Markit ABX.HE.BBB.06-2 Index	Buy	1.33%	5/25/2046	(1,000,000)	275,211

Goldman Sachs & Co.	Markit ABX.HE.BBB.06-2 Index	Buy	1.33%	5/25/2046	(500,000)	95,105

Goldman Sachs & Co.	Markit CMBX.NA.A.3 Index	Buy	0.62%	12/13/2049	(3,000,000)	(134,278)

Goldman Sachs & Co.	Bayview Financial Mortgage Pass-Through	Buy	2.40%	6/28/2044	(1,000,000)	660,323
	Trust Series 2005-C (a)

Goldman Sachs & Co.	Ace Securities Corp. Home Loan Equity Trust	Buy	2.05%	6/25/2035	(1,000,000)	252,682
	Series 2005-RM2 (a)

Goldman Sachs & Co.	Saxon Asset Securities Trust	Buy	3.25%	5/25/2035	(1,000,000)	529,790
	Series 2005-1, 5.726% (a)

Goldman Sachs & Co.	Markit ABX.HE.BBB.06-1 Index	Buy	2.67%	7/25/2045	(9,000,000)	631,421

Goldman Sachs & Co.	Soundview Home Equity Loan Trust	Buy	1.37%	2/25/2036	(400,000)	305,367
	Series 2006-1, 4.876% (a)

Goldman Sachs & Co.	Soundview Home Equity Loan Trust	Buy	1.15%	2/25/2036	(300,000)	230,006
	Series 2006-1, 6.070% (a)

Goldman Sachs & Co.	First Franklin Mortgage Loan	Buy	4.10%	3/25/2037	(250,000)	184,772
	Asset Backed Certificates 2007-FF2, 5.126% (a)

Goldman Sachs & Co.	Morgan Stanley IXIS Real Estate Capital Trust	Buy	5.02%	11/25/2036	(500,000)	362,406
	Series 2006-2, 4.676% (a)

Goldman Sachs & Co.	Soundview Home Equity Loan Trust	Buy	3.87%	1/25/2037	(500,000)	355,397
	Series 2006-EQ2, 4.876% (a)

Goldman Sachs & Co.	Markit ABX.HE.BBB.07-1 Index	Sell	3.89%	8/25/2037	400,000	(193,822)

Goldman Sachs & Co.	Markit ABX.HE.BBB.06-2 Index	Buy	1.33%	5/25/2046	(2,500,000)	819,015

Goldman Sachs & Co.	Markit ABX.HE.BBB.07-1 Index	Buy	2.24%	8/25/2037	(2,150,000)	744,881

Goldman Sachs & Co.	Markit CMBX.NA.A.3 Index	Buy	0.62%	12/13/2049	(1,000,000)	5,307

Lehman Brothers	Republic of the Phillipines, 10.625%	Buy	2.73%	12/20/2010	(1,000,000)	(44,114)

Lehman Brothers	Republic of Argentina, 8.28%	Sell	4.21%	12/20/2010	1,000,000	16,854

Lehman Brothers	Autozone, 0.500%	Buy	0.50%	12/20/2011	(1,500,000)	(9,570)

Lehman Brothers	Republic of Turkey, 1.620%	Buy	1.62%	3/20/2012	(2,800,000)	(30,398)

Lehman Brothers	Republic of Hungary, 0.230%	Buy	0.23%	3/20/2012	(2,000,000)	19,622

Lehman Brothers	Republic of South Africa, 0.350%	Buy	0.35%	3/20/2012	(2,200,000)	28,938

Lehman Brothers	Republic of the Philippines, 1.140%	Buy	1.14%	3/20/2012	(1,400,000)	12,436

Lehman Brothers	Dow Jones CDX.EM.7, 1.250%	Sell	1.25%	6/20/2012	6,400,000	(56,071)

Lehman Brothers	Omnicron Group, Inc., 0.130%	Buy	0.13%	6/20/2012	(2,500,000)	19,488

Lehman Brothers	Soundview Home Equity Loan Trust, 1.500% (a)	Buy	1.50%	1/25/2037	(1,000,000)	497,666

Lehman Brothers	Markit ABX.HE.A.07-1, 0.640% Index	Sell	0.64%	8/25/2037	2,000,000	(617,016)

Lehman Brothers	Merrill Lynch & Co., 0.780%	Buy	0.78%	9/20/2012	(1,000,000)	21,020

Lehman Brothers	Markit CMBX.NA.BBB.2 Index	Buy	0.60%	3/15/2049	(1,000,000)	(56,423)

Bear Stearns & Co.	Hasbro, Inc., 6.150%	Buy	0.72%	3/20/2011	(1,000,000)	(8,248)

Bear Stearns & Co.	Autozone, Inc., 5.875%	Buy	0.93%	3/20/2011	(1,000,000)	(19,311)

Bear Stearns & Co.	Federated Department Stores, 6.625%	Buy	0.43%	3/20/2011	(1,000,000)	15,671

Bear Stearns & Co.	Radioshack Corp., 7.375%	Buy	1.25%	3/20/2011	(1,000,000)	5,586

Bear Stearns & Co.	Jones Apparel Group, Inc., 5.125%	Buy	0.91%	3/20/2011	(1,000,000)	21,445

Bear Stearns & Co.	Whirlpool Corp., 8.600%	Buy	0.57%	3/20/2011	(1,000,000)	(3,025)

Bear Stearns & Co.	Dow Jones CDX North American High Yield Index	Sell	0.90%	6/20/2010	12,000,000	(14,815)

Bear Stearns & Co.	Residential Capital Corp., 6.375%	Sell	1.08%	6/20/2011	1,000,000	(330,836)

Bear Stearns & Co.	Brunswick Corp., 6.750%	Buy	0.40%	9/20/2011	(1,000,000)	21,950

Bear Stearns & Co.	Belo Corp., 8.000%	Buy	0.65%	9/20/2011	(1,000,000)	32,944

Bear Stearns & Co.	Masco Corp., 5.875%	Buy	0.33%	9/20/2011	(1,000,000)	37,390

Bear Stearns & Co.	M.D.C. Holdings, Inc., 5.500%	Buy	0.98%	9/20/2011	(1,000,000)	14,263

Bear Stearns & Co.	Pitney Bowes, Inc., 4.625%	Buy	0.18%	9/20/2011	(2,500,000)	7,875

Bear Stearns & Co.	Equifirst Mortgage Loan Trust, 7.865% (a)	Buy	2.12%	12/25/2034	(2,000,000)	375,913

Bear Stearns & Co.	Carnival Corp., 0.270%	Buy	0.27%	9/20/2011	(4,000,000)	17,043

Bear Stearns & Co.	Dow Jones CDX North American High Yield Index, 3.250%	Sell	3.25%	12/20/2011	5,000,000	(164,294)

Bear Stearns & Co.	Markit ABX.HE.BBB.06-1, 1.540% Index	Buy	1.54%	7/25/2045	(20,000,000)	6,827,612

Bear Stearns & Co.	Markit ABX.HE.BBB-.06-1, 2.670% Index	Sell	2.67%	7/25/2045	15,000,000	(1,586,646)

Bear Stearns & Co.	The Ryland Group, 5.375%	Buy	0.87%	3/20/2014	(2,000,000)	199,193

Bear Stearns & Co.	HCA, Inc., 1.200%	Sell	1.20%	3/20/2009	1,000,000	(2,946)

Bear Stearns & Co.	First Franklin Mortgage Loan	Buy	3.30%	1/25/2038	(500,000)	314,951
	Asset Backed Certificates, 5.026% (a)

Bear Stearns & Co.	Markit ABX.HE.BBB-.07-1, 3.890% Index	Sell	3.89%	8/25/2037	500,000	(238,263)

Bear Stearns & Co.	First Franklin Mortgage Loan	Buy	5.00%	12/25/2037	(400,000)	288,469
	Asset Backed Certificates, 5.126% (a)

Bear Stearns & Co.	Home Equity Asset Trust, 4.476% (a)	Buy	4.60%	1/25/2037	(400,000)	354,063

Bear Stearns & Co.	Dow Jones CDX North American High Yield Index	Sell	2.75%	6/20/2012	5,000,000	(198,768)

Bear Stearns & Co.	Markit ABX.HE.BBB.07-1, 2.240% Index	Buy	2.24%	8/25/2037	(1,500,000)	506,432

Bear Stearns & Co.	Dow Jones CDX North American High Yield Index, 2.750%	Sell	2.75%	6/20/2012	5,000,000	60,607

Bear Stearns & Co.	Markit ABX.HE.A.06-2, 0.440% Index	Buy	0.44%	5/25/2046	(5,000,000)	443,567

Bear Stearns & Co.	Markit ABX.HE.BBB.06-2 Index	Buy	1.33%	5/25/2046	(250,000)	52,167

Bear Stearns & Co.	Markit ABX.HE.AAA.07-2 Index	Sell	0.76%	1/25/2038	5,000,000	(172,974)

Bear Stearns & Co.	Alcan, Inc., 4.875	Buy	0.41%	12/20/2013	(1,500,000)	(6,893)

Bear Stearns & Co.	The Black & Decker Corp., 7.125%	Buy	0.54%	12/20/2011	(1,500,000)	6,246

Bear Stearns & Co.	Nucor, Corp., 4.875%	Buy	0.23%	12/20/2011	(1,500,000)	1,245

Bear Stearns & Co.	Lubrizol Corp., 0.410%	Buy	0.41%	12/20/2011	(1,500,000)	(2,887)

TOTAL CREDIT DEFAULT SWAP CONTRACTS						13,818,232

INTEREST RATE SWAP CONTRACTS

Goldman Sachs & Co.	The Banc of America Securities LLC Aaa Aggregate		*	5/31/2008	13,000,000	467,730
	Commercial Mortgage-Backed Securities Index

TOTAL INTEREST RATE SWAP CONTRACTS						467,730

TOTAL SWAP CONTRACTS						$14,285,962

* The Fund receives from the broker any appreciation on the reference entity and pays the broker any depreciation on the reference entity calculated at the end of each month.

(a) Illiquid Security. The unrealized appreciation of these securities total $6,120,312, which represents 8.9% of total net assets.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 11.9%

Beverages - 0.6%
Grupo Modelo S.A. (b)(e)	100,000	$471,858

Construction Materials - 0.4%
Holcim Philippines (b)(e)	1,500,000	279,830

Diversified Telecommunication Services - 4.1%
Chunghwa Telecom Co. Ltd. - ADR (e)	36,364	767,636
Philippine Long Distance Telephone - ADR	10,000	757,200
Telecomunicacoes De Sao Paulo - ADR	30,000	763,500
Telekomunikasi Indonesia - ADR	23,000	966,230
		3,254,566
Electric Utilities - 1.7%
Aes Tiete S.A. - ADR	8,000	896,630
CPFL Energia S.A. - ADR	7,500	424,950
		1,321,580
Metals & Mining - 1.0%
Impala Platinum (b)	14,200	492,944
Southern Copper Corp.	3,000	315,390
		808,334
Paper & Forest Products - 1.2%
Votorantim Celulose E Papel S.A. - ADR	31,000	924,110

Primary Metal Manufacturing - 0.9%
Usinas Siderurgicas De Minas - ADR	15,000	686,798

Semiconductor & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Ltd. S.A. - ADR	30,000	298,800

Utilities - 0.8%
Tractebel Energia S.A. - ADR	11,000	658,146

Wireless Telecommunication Services - 0.8%
America Movil S.A. - ADR	10,000	613,900

TOTAL COMMON STOCKS (Cost $9,093,382)		9,317,922

PREFERRED STOCKS - 2.3%

Metals & Mining - 1.1%
Companhia Vale Do Rio Doce - ADR	31,000	867,380

Oil, Gas & Consumable Fuels - 1.2%
Petroleo Brasileiro Sa Petrobr S.A. - ADR	10,000	962,200

TOTAL PREFERRED STOCKS (Cost $1,203,679)		1,829,580

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%

Alto Palermo S.A., 11.000%, due 06/11/2012 (a)	500,000		$405,000
Gazprom International S.A., 7.210%, due 02/01/2020	906,404		925,711
Panama Canal Railway Co., 7.000%, due 11/01/2026 (g)	2,000,000		1,940,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,431,694)			3,270,711

CORPORATE BONDS - 55.5%

Airlines - 1.6%
Tam Cap, Inc., 7.375%, due 04/25/2017	1,500,000	USD	1,290,000

Broadcasting - 0.6%
Groupo Televisa S.A., 8.490%, due 05/11/2037	5,400,000	MP	466,813

Building - 1.0%
Desarrollos Metropolitan S.A., 10.875%, due 05/09/2017 (a)	1,000,000	USD	810,000

Capital Goods - 3.1%
Grupo Kuo Sab De Cv., 9.750%, due 10/17/2017	500,000	USD	493,750
Ranhill Labuan Ltd., 12.500%, due 10/26/2011	2,000,000	USD	1,960,351
			2,454,101
Commercial Banks - 18.8%
African Development Bank, 10.000%, due 05/22/2009 (g)	4,622,500,000	GC	492,150
Banco Abn Amro Real S.A., 16.200%, due 02/22/2010 (i)	800,000	BR	482,022
Banco Brades Ci, 14.800%, due 01/04/2010	700,000	BR	420,344
Banco Credito Del Peru, 6.950%, due 11/07/2021 (g)(h)	500,000	USD	482,900
Banco Credito Del Peru, 7.170%, due 10/15/2022 (g)(h)	4,000,000	PP	1,351,802
Bancolombia S.A., 6.875%, due 05/25/2017	1,750,000	USD	1,627,500
Bankboston Banco, 17.200%, due 07/01/2008	1,100,000	BR	635,415
HSBC Bank Plc, 10.000%, due 05/29/2012 (g)(i)
(Credit linked to Ekim Turizm Ticaret Ve Sanayi as de 2012)	900,000	EU	1,305,189
Kazkommerts Bank, 8.500%, due 06/13/2017 (h)	500,000	USD	392,700
Orient Express Finance, 9.875%, due 07/03/2009 (g)	25,000,000	RR	962,765
Royal Bank of Scotland, 10.000%, due 07/27/2010 (g)	2,000,000	USD	1,941,000
Standard Bank Float, 12.235%, due 09/15/2011 (g)(h)(i)
(Credit linked to Hidroelectica el Choco S.A. Series 324)	500,000	USD	487,500
Standard Bank Plc, 12.000%, due 03/09/2009 (g)(i)
(Credit linked to Banco Central de la Republica Dominicana)	523,030	USD	507,339
Standard Bank CLN 569, 16.000%, due 08/06/2009 (g)(i)
(Credit linked to Dominican Republic due 8/7/2009)	2,064,897	USD	2,035,710
Standard Bank Zero Coupon, 0.000%, due 04/11/2008 (h)(i)
(Interest linked to basket of underlying currencies)	1,000,000	USD	1,104,800
Transcredit Finance, 7.000%, due 05/16/2010	500,000	USD	476,515
			14,705,651
Consumer Electronics - 0.5%
Profilo Telra, 10.750%, due 12/07/2011 (f)	500,000	EU	409,740

Diversified Financial Services - 0.6%
TNK-BP Finance S.A., 6.625%, due 03/20/2017	500,000	USD	456,250

Electric, Gas And Sanitary Services - 0.3%
National Power Corp., 6.875%, due 11/02/2016 (a)	250,000	USD	254,075

Electric Utilities - 1.9%
Abu Dhabi National Energy Co., 6.500%, due 10/27/2036 (a)(b)	500,000	USD	481,578
Abu Dhabi National Energy Co., 6.500%, due 10/27/2036 (b)(g)	500,000	USD	470,190
AES Panama S.A., 6.350%, due 12/21/2016	500,000	USD	492,950
			1,444,718

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount		Value

Finance/Banks - 6.7%
Gol Finance, 7.500%, due 04/03/2017	500,000	USD	452,500
GTL Trade Finance, Inc., 7.250%, due 10/20/2017	500,000	USD	505,365
Morgan Stanley, 10.900%, due 05/03/2017	2,000,000	BR	1,027,153
North Korea Bank Debt Corporation, 11.000%, due 03/12/2010 (d)(g)	4,000,000	SF	1,148,258
Renaissance Consumer, 9.500%, due 06/27/2010	1,500,000	USD	1,371,450
Salta Hydrocarbon Royal, 11.550%, due 12/28/2012 (d)(g)	758,510	USD	750,925
			5,255,651
Food Products - 1.2%
Sadia Overseas Ltd., 6.875%, due 05/24/2017	1,000,000	USD	962,500

Food, Beverage & Tobacco - 0.3%
Cerveceria Nacio Cnd, 16.000%, due 03/27/2012 (h)	250,000	USD	266,500

Leisure Facilites - 1.2%
Cap Cana S.A., 9.625%, due 11/03/2013	1,000,000	USD	965,000

Marine - 0.6%
Dubai Ports World, 6.850%, due 07/02/2037	500,000	USD	471,350

Mining - 3.0%
Bemax Resources Nl, 9.375%, due 07/15/2014	1,000,000	USD	942,700
Citic Resources Finance 2007 Ltd., 6.750%, due 05/15/2014 (a)	1,000,000	USD	937,500
Kazakhgold Group Ltd., 9.375%, due 11/06/2013	500,000	USD	434,625
			2,314,825
Oil & Gas Exploration & Production - 1.3%
Gaz Capital Gazprom, 6.510%, due 03/07/2022	500,000	USD	483,400
Xinao Gas Holdings, 7.375%, due 08/05/2012	500,000	USD	509,626
			993,026
Primary Metal Manufacturing - 1.4%
Altos Hornos De Mexico S.A., 11.375%, due 04/30/2002 (f)	1,200,000	USD	864,000
CII Carbon LLC, 11.125%, due 11/15/2015	250,000	USD	246,250
			1,110,250
Real Estate - 4.6%
Agile Property Holdings Ltd., 9.000%, due 09/22/2013	750,000	USD	710,320
China Properties Group, 9.125%, due 05/04/2014	500,000	USD	420,182
Irsa Inversiones Y Rep S.A., 8.500%, due 02/02/2017 (a)	500,000	USD	431,250
Tarlot Holding Renaissance, 11.500%, due 05/16/2008 (g)	1,000,000	USD	999,000
Teorema Holding Ltd, 11.000%, due 10/27/2009 (g)	1,000,000	USD	1,015,000
			3,575,752
Shipping - 1.3%
Marfrig Overseaas Mar, 9.625%, due 11/16/2016	1,000,000	USD	993,750

Telecommunications - 2.3%
Telecom Personal, 9.250%, due 12/22/2010	1,000,000	USD	1,007,500
Tricom S.A., 11.375%, due 09/01/2004 (f)	1,300,000	USD	789,750
			1,797,250

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount		Value

Transportation Services - 1.3%
TGI International, 9.500%, due 10/03/2017	1,000,000	USD	1,045,000

Utitlities - 1.9%
EEB International Ltd., 8.750%, due 10/31/2014	500,000	USD	510,000
EMP Distribuidora Norte, 10.500%, due 10/09/2017	1,000,000	USD	982,500
			1,492,500

TOTAL CORPORATE BONDS (Cost $44,797,584)			43,534,702

FOREIGN GOVERNMENT NOTE/BONDS - 6.5%

Arab Republic Of Egypt, 8.750%, due 07/18/2012	2,000,000	EP	377,974
Argentina Republic, 1.32%, due 12/15/2035	5,000,000	USD	575,000
Colombia Republic, 8.125%, due 05/21/2024	1,000,000	USD	1,192,500
Gabonese Republic, 8.200%, due 12/12/2017	1,000,000	USD	1,035,000
Indonesia, 6.625%, due 02/17/2037	500,000	USD	475,422
Trinidad & Tobago, 5.875%, due 05/17/2027	750,000	USD	739,575
Turkey Government Bond, 20.40%, due 11/26/2008	1,000,000	TL	742,333

TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $4,903,872)			5,137,804

PURCHASED OPTIONS - 0.0%
CALL OPTIONS
Argentina Peso
Expiration: February, 2008, Exercise Price: $3.000	50,000		$61

TOTAL PURCHASED OPTIONS (Cost $50,000)			61

SHORT TERM INVESTMENTS - 1.2%
Mexican Cetes, 7.47%, due 01/31/2008	10,000,000	MP	910,596
TOTAL SHORT TERM INVESTMENTS (Cost $927,541)			910,596

Total Investments (Cost $64,407,752) - 81.6%			64,001,376

REPURCHASE AGREEMENTS - 13.5%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 1/2/2008,
repurchase price $10,638,853 (c)(e)	$10,636,194		10,636,194

TOTAL REPURCHASE AGREEMENTS (Cost $10,636,194)			10,636,194

Other Assets in Excess of Liabilities - 4.9%			3,827,004
TOTAL NET ASSETS - 100.0%			$78,464,574

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
December 31, 2007

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.

(a) Restricted Security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2007, the market value of these securities total $3,319,403, which represents 4.2% of total net assets.
(b) Foreign Issued Securities.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(d) Illiquid Security. The market value of these securities total $1,899,183, which represents 2.4% of total net assets.
(e) All or a portion of the shares have been committed as collateral for open short positions and swaps.
(f) Default or other conditions exist and security is not presently accruing income.
(g) Fair-valued security. The market value of these securities total $15,887,727, which represents 20.3% of total net assets.
(h) Variable rate security.
(i) Structured Note. Investment performance is partially or wholly derived from an underlying source.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS

U.S. Treasury Bond, 4.500%, 02/15/2036	936,000	$940,753

TOTAL U.S. TREASURY OBLIGATIONS (Proceeds $857,342)		940,753

Total Securities Sold Short (Proceeds $857,342)		940,753

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Swap Contracts
December 31, 2007
						Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	(Depreciation)

Goldman Sachs & Co.	iTraxx Europe Crossover Index	Buy	3.75%	12/20/2012	(1,750,000)	(50,490)

Goldman Sachs & Co.	CDX Emerging Markets Index	Sell	1.75%	12/20/2012	3,000,000	(38,200)

TOTAL SWAP CONTRACTS						(88,690)

Underlying Funds Trust
AIP - Long/Short Equity - Deep Discount Value-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 89.9%

Auto Components - 3.6%
Aftermarket Technology Corp. (a)(f)	62,300	$1,698,298
Raser Technologies, Inc. (a)(f)	5,000	74,250
		1,772,548
Biotechnology - 0.6%
Halozyme Therapeutics, Inc. (a)(f)	40,000	284,400

Chemicals - 1.1%
Arabian American Development Co. (a)(f)	68,162	521,439

Commercial Services & Supplies - 12.6%
Administaff, Inc. (f)	58,700	1,660,036
American Ecology Corp. (f)	91,000	2,136,680
Equifax, Inc. (g)	27,600	1,003,536
Pike Elec Corp. (a)(g)	50,700	849,732
Teamstaff, Inc. (a)(e)	752,318	526,623
		6,176,607
Communications Equipment - 0.8%
Wavecom S.A. - ADR (a)(g)	22,225	377,603

Construction & Engineering - 5.0%
Dycom Industries, Inc. (a)	20,600	548,990
MasTec, Inc. (a)	185,300	1,884,501
		2,433,491
Containers & Packaging - 1.6%
Bway Holding Company (a)	81,927	798,788

Electrical Equipment - 1.1%
Harbin Electric, Inc. (a)	21,326	553,196

Electronic Equipment & Instruments - 1.9%
Electronic Control Security, Inc. (a)(d)(e)	1,537,859	615,144
Icop Digital, Inc. (a)	73,900	300,034
		915,178
Energy Equipment & Services - 3.2%
Tetra Technologies, Inc. (a)	102,300	1,592,811

Food & Staples Retailing - 6.4%
Sysco Corp.	30,900	964,389
Wal-Mart Stores, Inc.	45,500	2,162,615
		3,127,004
Food Products - 4.0%
Unilever NV - ADR	53,400	1,946,964

Gas Utilities - 0.3%
Transportadora de Gas del Sur S.A. - ADR (a)	20,730	123,758

Underlying Funds Trust
AIP - Long/Short Equity - Deep Discount Value-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Health Care Equipment & Supplies - 2.9%
Bovie Medical Corp. (a)	30,675	$196,320
Covidien Ltd. (b)	27,300	1,209,117
		1,405,437
Health Care Providers & Services - 0.9%
Inventiv Health, Inc. (a)	1,030	31,889
Radnet, Inc. (a)	40,063	406,639
		438,528
Health Care Technology - 1.4%
SXC Health Solutions Corp. (a)(b)	47,767	692,621

Insurance - 3.7%
Covanta Holdings Corp. (a)	66,200	1,831,092

Internet & Catalog Retail - 1.5%
China Direct, Inc. (a)	41,719	367,962
Hollywood Media Corp. (a)	119,557	346,715
		714,677
Internet Software & Services - 1.1%
Incredimail Ltd. (a)(b)	100,446	560,489

IT Services - 5.9%
Metavante Technologies, Inc.	65,133	1,518,909
SYKES Enterprises, Inc. (a)	77,000	1,386,000
		2,904,909
Life Sciences Tools & Services - 0.6%
Innovive Pharmaceuticals Inc. (a)(e)	243,200	316,160

Machinery - 2.4%
Kaydon Corp.	21,200	1,156,248
Spire Corp. (a)	300	7,095
		1,163,343
Metals & Mining - 2.2%
White Mountain Titanium Corp. (a)	875,000	1,093,750

Multiline Retail - 5.8%
Dollar Tree Stores, Inc. (a)	55,900	1,448,928
Fred's, Inc.	143,900	1,385,757
		2,834,685
Multi-Utilities & Unregulated Power - 1.6%
National Fuel Gas Co.	16,800	784,224

Underlying Funds Trust
AIP - Long/Short Equity - Deep Discount Value-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Oil, Gas & Consumable Fuels - 2.9%
Canadian Superior Energy, Inc. (a)(b)	40,000	$116,400
H2diesel Holdings, Inc. (a)	65,500	291,475
Houston American Energy Corp. (a)	30,000	91,500
Ypf Sociedad Anonima - ADR	21,274	916,697
		1,416,072
Personal Products - 0.3%
Nutracea (a)	107,845	150,983

Pharmaceuticals - 4.9%
Abbott Laboratories	36,200	2,032,630
Access Pharmaceuticals, Inc. (a)(e)	106,980	347,685
Spectrum Pharmaceuticals, Inc. (a)	10,000	27,200
		2,407,515
Software - 6.0%
Amdocs Ltd. (a)(b)	59,800	2,061,306
Omtool Ltd. (a)(e)	73,324	304,295
Spare Backup, Inc. (a)	1,200,500	588,245
		2,953,846
Specialty Retail - 0.7%
Jennifer Convertibles, Inc. (a)(e)	76,255	362,211

Textiles, Apparel & Luxury Goods - 2.9%
Hanesbrands, Inc. (a)	52,200	1,418,274

TOTAL COMMON STOCKS (Cost $46,206,076)		44,072,603

WARRANTS - 1.1%

Metals & Mining - 1.1%
White Mountain Titanium Warrants (h)	800,000	520,000

TOTAL WARRANTS (Cost $0)		520,000

PURCHASED OPTIONS - 0.2%
Call Options
Cardinal Health, Inc.
Expiration: January, 2008, Exercise Price: $60.000	82	2,460
Expiration: January, 2008, Exercise Price: $65.000	27	67
Expiration: March, 2008, Exercise Price: $60.000	54	8,370
Expiration: March, 2008, Exercise Price: $65.000	55	1,650
Fedex Corp.
Expiration: January, 2008, Exercise Price: $105.000	54	270
Harley Davidson
Expiration: January, 2008, Exercise Price: $50.000	130	3,900
iShare Dow Jones Index
Expiration: January, 2008, Exercise Price: $68.000	49	5,267
Masco Corp.
Expiration: January, 2008, Exercise Price: $30.000	130	975
Expiration: January, 2008, Exercise Price: $25.000	450	5,625

Underlying Funds Trust
AIP - Long/Short Equity - Deep Discount Value-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Pitney Bowes, Inc.
Expiration: April, 2008, Exercise Price: $40.000	347	$42,508
United Parcel Service
Expiration: January, 2008, Exercise Price: $75.000	160	2,400
Waters Corp.
Expiration: January, 2008, Exercise Price: $80.000	40	5,920
Expiration: January, 2008, Exercise Price: $85.000	54	945
Dentsply International, Inc.
Expiration: January, 2008, Exercise Price: $45.000	81	8,991

TOTAL PURCHASED OPTIONS (Cost $152,783)		89,348

Total Investments (Cost $46,358,859) - 91.2%		44,681,951

REPURCHASE AGREEMENTS - 9.4%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 1/2/2008,
repurchase price $4,636,112 (c)(f)	$4,635,076	4,635,076

TOTAL REPURCHASE AGREEMENTS (Cost $4,635,076)		4,635,076

Liabilities in Excess of Other Assets - (0.6)%		(303,505)
TOTAL NET ASSETS - 100.0%		$49,013,522

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.

(a) Non-income Producing.
(b) Foreign Issued Securities.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(d) Affiliated issuer of Long/Short Equity - Deep Discount Value-1 Portfolio.
(e) Illiquid Security. The market value of these securities totals $2,472,118, which represents 5.0% of total net assets.
(f) All or a portion of the shares have been committed as collateral for open short positions.
(g) All or a portion of the shares have been committed as collateral for written options.
(h) Restricted Security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

Underlying Funds Trust
AIP - Long/Short Equity - Deep Discount Value-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK

Bankunited Financial Corp.	5,000	$34,500
Cardinal Health, Inc.	21,800	1,258,950
FedEx Corp.	5,400	481,518
Harley-Davidson, Inc.	13,000	607,230
iStar Financial, Inc.	4,000	104,200
Masco Corp.	45,000	972,450
Pitney Bowes, Inc.	34,700	1,319,988
Red Robin Gourmet Burgers, Inc.	500	15,995
Texas Roadhouse, Inc.	10,000	110,600
United Parcel Service, Inc.	16,000	1,131,520
Waters Corp.	9,400	743,258

TOTAL COMMON STOCK SOLD SHORT (Proceeds $7,310,900)		6,780,209

EXCHANGE TRADED FUNDS

AMEX Financial Select SPDR	4,000	$115,720
Consumer Staples SPDR	10,900	313,920
iShares Trust - Russell 2000	14,000	1,062,880
iShares Dow Jones U.S. Real Estate	18,800	1,235,160
SPDR Trust Series I	8,000	1,169,680

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $4,180,100)		3,897,360

Total Securities Sold Short (Proceeds $11,491,000)		$10,677,569

Underlying Funds Trust
AIP - Long/Short Equity - Deep Discount Value-1 Portfolio
Schedule of Options Written
December 31, 2007

	Contracts	Value

PUT OPTIONS

Fred's, Inc.
Expiration: February, 2008, Exercise Price: $10.00	217	$18,987
iShares Russell 2000 Index
Expiration: January, 2008, Exercise Price: $73.00	50	3,900
Expiration: January, 2008, Exercise Price: $77.00	70	16,240
SPDR S&P 500
Expiration: January, 2008, Exercise Price: $146.00	50	12,000
Select Sector SPDR-Financial
Expiration: January, 2008, Exercise Price: $29.00	40	3,121

TOTAL PUT OPTIONS (Premiums received $56,994)		54,248

Total Options Written (Premiums received $56,994)		$54,248

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 89.5%

Aerospace & Defense - 1.5%
Triumph Group, Inc. (d)	11,020	$907,497

Beverages - 1.9%
Pepsi Bottling Group, Inc. (d)	10,940	431,692
PepsiCo, Inc. (d)	9,480	719,532
		1,151,224
Biotechnology - 1.2%
Martek Biosciences Corp. (a)(d)	24,350	720,273

Capital Markets - 3.8%
Bank of New York Mellon Corp. (d)	19,010	926,928
The Charles Schwab Corp. (d)	32,140	821,177
Franklin Resources, Inc. (d)	4,870	557,274
		2,305,379
Chemicals - 0.9%
Albemarle Corp. (d)	13,540	558,525

Commercial Services & Supplies - 4.8%
Avery Dennison Corp. (d)	7,700	409,178
RR Donnelley & Sons Co. (d)	23,060	870,285
Sotheby's Holdings (d)	12,860	489,966
Watson Wyatt & Co. Holdings (d)	24,220	1,124,050
		2,893,479
Communications Equipment - 1.8%
Harris Corp. (d)	17,550	1,100,034

Computers & Peripherals - 3.2%
EMC Corp. (a)(d)	21,820	404,325
Hewlett-Packard Co. (d)	18,750	946,500
International Business Machines Corp. (d)	5,250	567,525
		1,918,350
Construction & Engineering - 1.2%
URS Corp. (a)(d)	13,410	728,565

Containers & Packaging - 3.1%
Aptargroup, Inc. (d)	24,130	987,158
Packaging Corp. of America (d)	31,390	885,198
		1,872,356
Diversified Financial Services - 0.9%
Bank of America Corp. (d)	12,900	532,254

Diversified Telecommunication Services - 2.0%
AT&T, Inc. (d)	28,570	1,187,369

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Electric Utilities - 0.7%
Cleco Corp. (d)	16,180	449,804

Electrical Equipment - 5.0%
Ametek, Inc. (d)	22,720	1,064,205
Emerson Electric Co. (d)	18,750	1,062,375
Woodward Governor Co. (d)	13,280	902,376
		3,028,956
Electronic Equipment & Instruments - 0.8%
Tech Data Corp. (a)(d)	12,510	471,877

Food & Staples Retailing - 4.2%
Costco Wholesale Corp. (d)	6,710	468,090
Safeway, Inc. (d)	31,010	1,060,852
Wal-Mart Stores, Inc. (d)	21,300	1,012,389
		2,541,331
Food Products - 3.6%
Archer-Daniels-Midland Co. (d)	19,690	914,206
Hain Celestial Group, Inc. (a)(d)	23,190	742,080
HJ Heinz Co. (d)	10,810	504,611
		2,160,897
Health Care Equipment & Supplies - 3.1%
Arthrocare Corp. (a)(d)	12,078	580,348
Becton, Dickinson & Co. (d)	8,690	726,310
Bio-Rad Laboratories, Inc. (a)(d)	5,710	591,670
		1,898,328
Health Care Providers & Services - 3.8%
Medco Health Solutions, Inc. (a)(d)	6,750	684,450
Psychiatric Solutions, Inc. (a)(d)	20,760	674,700
Wellpoint, Inc. (a)(d)	10,420	914,147
		2,273,297
Hotels Restaurants & Leisure - 1.7%
Jack in the Box, Inc. (a)(d)	15,120	389,643
Vail Resorts, Inc. (a)(d)	12,430	668,858
		1,058,501
Household Durables - 3.0%
American Greetings (d)	22,890	464,667
Garmin Ltd. (b) (d)	5,600	543,200
Snap-On, Inc. (d)	16,530	797,407
		1,805,274
Household Products - 2.9%
Colgate-Palmolive Co. (d)	13,070	1,018,937
Kimberly-Clark Corp. (d)	10,720	743,325
		1,762,262
Industrial Conglomerates - 1.4%
Textron, Inc. (d)	12,040	858,452

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Insurance - 1.8%
Hartford Financial Services Group, Inc. (d)	6,440	561,504
WR Berkley Corp. (d)	17,000	506,770
		1,068,274
Internet & Catalog Retail - 2.0%
Priceline.com, Inc. (a)(d)	10,730	1,232,448

IT Services - 1.7%
Accenture Ltd. (b) (d)	16,200	583,686
SYKES Enterprises, Inc. (a)(d)	25,200	453,600
		1,037,286
Life Science Tools & Services - 1.4%
Thermo Electron Corp. (a)(d)	14,990	864,623

Machinery - 2.5%
Gardner Denver, Inc. (a)(d)	12,690	418,770
Manitowoc Co. (d)	9,260	452,166
Parker Hannifin Corp. (d)	8,370	630,344
		1,501,280
Marine - 1.4%
Diana Shipping, Inc. (b) (d)	27,590	867,981

Media - 1.3%
Grupo Televisa S.A. ADR(d)	34,170	812,221

Medical Devices - 2.0%
Intuitive Surgical, Inc. (a)(d)	3,735	1,212,007

Metals & Mining - 1.2%
Steel Dynamics, Inc. (d)	12,260	730,328

Multiline Retail - 1.9%
Big Lots, Inc. (a)(d)	14,750	235,852
Saks, Inc. (a)(d)	44,460	922,990
		1,158,842
Multi-Utilities - 0.5%
Integrys Energy Group, Inc. (d)	5,900	304,971

Pharmaceuticals - 2.7%
Johnson & Johnson (d)	14,180	945,806
Sciele Pharma, Inc. (a)(d)	33,440	683,848
		1,629,654
Real Estate Investment Trusts- 0.4%
FelCor Lodging Trust, Inc. (d)	14,860	231,667

Road & Rail - 0.8%
Burlington Northern Santa Fe Corp. (d)	5,720	476,076

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Semiconductor & Semiconductor Equipment - 2.3%
MEMC Electronic Materials, Inc. (a)(d)	7,940	702,611
Sigma Designs, Inc. (a)(d)	6,700	369,840
Texas Instruments, Inc. (d)	9,250	308,950
		1,381,401
Software - 2.3%
Adobe Systems, Inc. (a)(d)	4,316	184,423
Autodesk, Inc. (a)(d)	8,170	406,539
Oracle Corp. (a)(d)	35,610	804,074
		1,395,036
Specialty Retail - 3.3%
Gamestop Corp. (a)(d)	17,340	1,076,987
Guess, Inc. (d)	18,795	712,143
Men's Wearhouse, Inc. (d)	8,190	220,966
		2,010,096
Textiles, Apparel & Luxury Goods - 2.1%
Nike, Inc. (d)	10,760	691,223
Phillips-Van Heusen (d)	15,420	568,381
		1,259,604
Wireless Telecommunication Services - 1.4%
America Movil SA de CV ADR (d)	14,010	860,074

TOTAL COMMON STOCKS (Cost $45,834,075)		$54,218,153

Total Investments (Cost $45,841,564) - 89.5%		54,218,153

REPURCHASE AGREEMENTS - 8.4%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 1/2/2008,
repurchase price $5,126,574 (c)(d)	$5,125,324	5,125,324

TOTAL SHORT TERM INVESTMENTS (Cost $5,125,324)		5,125,324

Other Assets in Excess of Liabilities - 2.1%		1,250,807
TOTAL NET ASSETS - 100.0%		$60,594,284

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.

(a) Non-income Producing.
(b) Foreign Issued Securities.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(d) All or a portion of the shares have been committed as collateral for open short positions.

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK

3M Co.	9,270	$781,646
99 Cents Only Stores	51,940	413,442
Adtran, Inc.	31,260	668,339
Advanced Medical Optics, Inc.	26,780	656,913
Alcatel S.A. ADR	85,120	623,078
American Commercial Lines	17,470	283,713
Analog Devices, Inc.	16,270	515,759
Anheuser-Busch Companies, Inc.	15,380	804,989
Applied Materials, Inc.	43,050	764,568
The Bear Stearns Companies Inc.	4,950	436,838
Bed Bath & Beyond, Inc.	12,980	381,482
Belden CDT, Inc.	9,350	416,075
Best Buy Co, Inc.	8,475	446,209
Boston Scientific Corp.	65,260	758,974
Briggs & Stratton Corp.	25,840	585,534
Brinker International, Inc.	18,540	362,642
CA, Inc.	31,920	796,404
Campbell Soup Co.	30,790	1,100,127
Cardinal Health, Inc.	12,170	702,818
Carlisle Companies, Inc.	20,370	754,301
Carmax, Inc.	38,980	769,855
Carnival Corp. (a)	15,330	682,032
Caterpillar, Inc.	10,420	756,075
CBRL Group, Inc.	6,150	199,199
Cerner Corp.	13,200	744,480
Chico's FAS, Inc.	40,450	365,264
ChoicePoint, Inc.	23,060	839,845
Cintas Corp.	13,070	439,413
Citi Trends, Inc.	9,095	140,427
Clorox Co.	10,250	667,993
Coach, Inc.	18,240	557,779
DaVita, Inc.	14,870	837,925
Dell, Inc.	34,130	836,526
Electronic Arts, Inc.	9,950	581,180
Exelon Corp.	7,860	641,690
Expeditors International Washington, Inc.	13,970	624,180
Fannie Mae	23,691	947,166
Fifth Third Bancorp	25,540	641,820
First American Corp.	16,320	556,838
Formfactor, Inc.	21,980	727,538
Fortune Brands, Inc.	3,840	277,862
Harley-Davidson, Inc.	9,780	456,824
Healthways, Inc.	15,850	926,274
Hershey Foods Corp.	19,130	753,722
Hilb Rogal & Hobbs Co.	10,080	408,946
Illinois Tool Works, Inc.	14,580	780,613
Intermec, Inc.	39,470	801,636

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

Jack Henry & Associates, Inc.	13,170	$320,558
K-Swiss, Inc.	26,394	477,731
Lehman Brothers Holdings, Inc.	10,080	659,635
Lincare Holdings, Inc.	18,580	653,273
Lowe's Companies, Inc.	14,950	338,169
Martin Marietta Materials, Inc.	4,810	637,806
Medicis Pharmaceutical	14,740	382,798
MGIC Investment Corp.	21,360	479,105
MKS Instruments, Inc.	13,240	253,414
Molex, Inc.	14,820	404,586
National City Corp.	25,800	424,668
Northrop Grumman Corp.	4,100	322,424
Nu Skin Enterprises, Inc.	47,490	780,261
Omnicare, Inc.	23,190	528,964
Pitney Bowes, Inc.	19,930	758,137
Plum Creek Timber Co. Inc.	21,060	969,602
Potash Corp. of Saskatchewan (a)	4,440	639,182
Procter & Gamble Co.	12,220	897,192
Pulte Homes, Inc.	26,495	279,257
Quanta Services, Inc.	21,360	560,486
Quiksilver, Inc.	61,410	526,898
Resmed, Inc.	15,672	823,250
Rockwell Automation, Inc.	8,840	609,606
Sara Lee Corp.	62,660	1,006,320
The Scotts Co.	18,020	674,308
Sealed Air Corp.	22,550	521,807
Sears Holdings Corp.	6,410	654,141
Smithfield Foods, Inc.	27,980	809,182
Sprint Corp.	54,030	709,414
Sysco Corp.	22,590	705,034
Target Corp.	12,510	625,500
TCF Financial Corp.	30,071	539,173
Tenneco Automotive, Inc.	16,140	420,770
United Parcel Service, Inc.	12,220	864,198
United States Cellular Corp.	8,580	721,578
Urban Outfitters, Inc.	20,550	560,193
Volcom, Inc.	18,880	415,926
Weight Watchers International, Inc.	8,310	375,446
Whole Foods Market, Inc.	10,630	433,704
Worthington Industries	27,858	498,101
Zebra Technologies Corp.	13,200	458,040

TOTAL COMMON STOCK (Proceeds $60,627,961)		52,936,790

EXCHANGE TRADED FUNDS

iShares Dow Jones U.S. Real Estate	9,870	648,459

TOTAL EXCHANGE TRADED FUNDS (Proceeds $794,330)		648,459

Total Securities Sold Short (Proceeds $61,422,291)		$53,585,249

(a) Foreign Issued Securities.

Underlying Funds Trust
Long/Short Equity―Global-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 54.6%

Capital Markets - 1.1%
Col Capital Ltd. (c)	610,100	$477,289

Commercial Banks - 4.8%
Chinatrust Financial Holding (c)	993,000	705,688
Daegu Bank (c)	30,000	498,371
DBS Group Holdings Ltd. (c)	51,000	733,405
Siam City Bank Pub. (c)	380,000	166,959
Siam Commercial Bank	6,500	16,691
		2,121,114
Commodity Chemicals - 3.5%
China Sky Chemical Fibre Co.	1,000,000	1,542,256

Computers & Peripherals - 1.9%
Lite-on Technology (c)	482,781	842,480

Diversified Financial Services - 2.9%
Guoco Group (c)	95,000	1,271,962

Electronic Equipment & Instruments - 0.4%
Varitronix International Ltd. (c)	253,000	184,946

Health Care Equipment & Supplies - 3.8%
Golden Meditech Co. Ltd. (c)	3,775,900	1,685,194

Hotels Restaurants & Leisure - 0.0%
Guocoleisure Ltd. (a)(c)	2,000	1,368

Metals & Mining - 8.3%
Yanzhou Coal Mining (c)	1,047,000	2,075,900
Yanzhou Coal Mining Co. Ltd. - ADR	15,900	1,576,256
		3,652,156
Oil, Gas & Consumable Fuels - 17.6%
Baytex Energy Trust (c)	7,000	133,770
CNPC Hong Kong Ltd. (c)	4,000,000	2,559,828
Daylight Resources Trust	60,000	439,536
Harvest Energy Trust (c)	20,700	429,939
NAL Oil & Gas Trust	50,150	589,432
PetroChina Co. Ltd. (c)	926,000	1,650,730
Provident Energy Trust (c)	13,000	130,000
PTT Public Company (c)	115,000	1,283,657
PTT Public Company (c)	50,000	558,112
		7,775,004
Real Estate Management & Development - 5.3%
LPN Development-Non Voting Depository Receipt	1,666,400	385,867
Tian An China Investment (c)	1,400,400	1,968,397
		2,354,264

Underlying Funds Trust
Long/Short Equity―Global-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Semiconductor & Semiconductor Equipment - 5.0%
MEMC Electronic Materials, Inc. (a)	58	$5,132
Samsung Electronics Co. Ltd. (c)	1,900	1,128,572
United Micro Electronics (c)	1,698,297	1,055,072
		2,188,776

TOTAL COMMON STOCKS (Cost $23,009,400)		24,096,809

EXCHANGE-TRADED FUNDS - 0.0%
iShares MSCI Taiwan Index Fund	600	9,018

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,740)		9,018

INVESTMENT COMPANIES - 0.5%
Aberdeen Asia-Pacific Income Fund, Inc.	40,300	233,740

TOTAL INVESTMENT COMPANIES (Cost $251,061)		233,740

PARTICIPATION AGREEMENTS/WARRANTS - 27.6%
GTL Ltd. (Citigroup-CW12) (b)	431,000	3,038,268
Rajesh Exports (Citigroup-CW12)	286,300	6,588,568
SRF Ltd. (Citigroup-CW12)	338,000	1,585,166
Oil & Natural Gas Corp. Ltd. (Citigroup-CW12) (a)(b)	31,500	997,290

TOTAL PARTICIPATION AGREEMENTS/WARRANTS (Cost $6,963,735)		12,209,292

Total Investments (Cost $30,232,936) - 82.7%		36,548,859

REPURCHASE AGREEMENTS - 5.3%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 1/2/2008,
repurchase price $2,363,631 (d)	$2,363,039	2,363,039

TOTAL REPURCHASE AGREEMENTS (Cost $2,363,039)		2,363,039

Other Assets in Excess of Liabilities - 12.0%		5,281,817
TOTAL NET ASSETS - 100.0%		$44,193,715

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.

(a) Non-income Producing.
(b) Restricted Security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2007, the market value of these securities total $4,035,558, which represents 9.1% of total net assets.
(c) Foreign Issued Securities.
(d) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 86.2%

Aerospace & Defense - 7.0%
Astronics Corp. (a)(d)	32,001	$1,360,042
BE Aerospace, Inc. (a)(d)	14,160	749,064
Hexcel Corp. (a)(d)	24,900	604,572
Ladish, Inc. (a)(d)	10,400	449,176
Precision Castparts Corp. (d)	5,350	742,045
Teledyne Technologies, Inc. (a)(d)	5,390	287,449
		4,192,348
Chemicals - 2.7%
Agrium, Inc. (b)(d)	2,410	174,026
Calgon Carbon Corp. (a)(d)	21,130	335,756
CF Industries Holdings, Inc. (d)	6,950	764,917
Flotek Industries, Inc. (a)(d)	5,910	212,996
Landec Corp. (a)(d)	9,740	130,516
		1,618,211
Commercial Banks - 1.5%
Wachovia Corp. (d)	13,700	521,011
Wells Fargo & Co. (d)	11,700	353,223
		874,234
Commercial Services & Supplies - 5.4%
Coinstar, Inc. (a)(d)	37,319	1,050,530
Corrections Corp. of America (a)(d)	5,960	175,880
The Geo Group Inc. (a)(d)	12,630	353,640
GP Strategies Corp. (a)(d)	27,000	287,550
Taleo Corp. (a)(d)	17,290	514,896
Team, Inc. (a)(d)	6,440	235,575
TeleTech Holdings, Inc. (a)(d)	28,500	606,195
		3,224,266
Communications Equipment - 2.0%
Belden CDT, Inc. (d)	2,030	90,335
Cisco Systems, Inc. (a)(d)	29,900	809,393
Echelon Corp. (a)(d)	6,460	133,334
Network Equipment Technologies, Inc. (a)(d)	21,490	180,946
		1,214,008

Computers & Peripherals - 6.0%
Apple Computer, Inc. (a)(d)	7,600	1,505,408
InFocus Corp. (a)(d)	240,644	437,972
Quantum Corp. (a)(d)	71,420	192,120
Stratasys, Inc. (a)(d)	10,790	278,813
Sun Microsystems, Inc. (a)(d)	6,600	119,658
Synaptics, Inc. (a)(d)	5,850	240,786
Teradata Corp. (a)(d)	28,300	775,703
		3,550,460

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Construction & Engineering - 1.4%
Empresas Ica S.A. de CV ADR (a)(d)	24,100	$636,240
Furmanite Corporation (a)	16,880	199,184
		835,424
Diversified Financial Services - 0.7%
IntercontinentalExchange, Inc. (a)	2,180	419,650

Diversified Telecommunication Services - 1.1%
Cbeyond, Inc. (a)	8,170	318,548
NTELOS Holdings Corp.	10,750	319,168
		637,716
Electric Utilities - 1.2%
Allegheny Energy, Inc. (a)	11,600	737,876

Electrical Equipment - 2.1%
First Solar, Inc. (a)	3,330	889,576
General Cable Corp. (a)	1,400	102,592
Powell Industries, Inc. (a)	5,870	258,691
		1,250,859
Electronic Equipment & Instruments - 1.1%
Faro Technologies, Inc. (a)	6,130	166,613
Rofin-Sinar Technologies, Inc. (a)	7,260	349,279
Trimble Navigation Ltd. (a)	3,740	113,097
		628,989
Energy Equipment & Services - 4.0%
Atwood Oceanics, Inc. (a)	4,090	409,982
Core Laboratories NV (a) (b)	2,790	347,969
Dawson Geophysical Co. (a)	4,090	292,271
Matrix Service Co. (a)	9,570	208,817
National-Oilwell, Inc. (a)	5,980	439,291
OYO Geospace Corp. (a)	3,510	264,514
Willbros Group, Inc. (a) (b)	11,770	450,673
		2,413,517
Food & Staples Retailing - 1.4%
CVS Caremark Corporation	21,700	862,575

Food Products - 1.8%
Darling International, Inc. (a)	39,950	461,822
Green Mountain Coffee Roasters Inc. (a)	14,840	603,988
		1,065,810
Health Care Equipment & Supplies - 2.8%
Cynosure, Inc. (a)	8,870	234,700
Inverness Medical Innovations, Inc. (a)	6,430	361,238
NuVasive, Inc. (a)	8,320	328,806
Possis Medical, Inc. (a)	8,900	129,762
Regeneration Technologies, Inc. (a)	17,600	152,768
Volcano Corporation (a)	35,200	440,352
		1,647,626
Health Care Providers & Services - 1.4%
Bioscrip, Inc. (a)	46,620	360,373
HMS Holdings Corp. (a)	13,420	445,678
		806,051

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Health Care Technology - 0.6%
Omnicell, Inc. (a)	12,630	$340,126

Hotels Restaurants & Leisure - 3.5%
Bally Technologies, Inc. (a)	9,760	485,267
Famous Dave's Of America, Inc. (a)	70,202	951,939
Morgans Hotel Group Co. (a)	5,780	111,439
Starbucks Corp. (a)	25,000	511,750
		2,060,395
Household Durables - 1.1%
Interface, Inc.	17,090	278,909
Universal Electronics, Inc. (a)	10,720	358,477
		637,386
Internet & Catalog Retail - 2.8%
1-800-FLOWERS.COM, Inc. (a)	24,060	210,044
Audible, Inc. (a)	20,870	186,160
Blue Nile, Inc. (a)	4,500	306,270
Priceline.com, Inc. (a)	6,330	727,064
Shutterfly, Inc. (a)	9,020	231,092
		1,660,630
Internet Software & Services - 4.1%
Baidu.com ADR (a)	970	378,678
Google, Inc. (a)	1,100	760,628
Omniture, Inc. (a)	12,590	419,121
S1 Corp. (a)	34,980	255,354
Thestreet Com	10,030	159,678
Vocus, Inc. (a)	9,240	319,057
Webmd Health Corp. (a)	3,430	140,870
		2,433,386
Life Sciences Tools & Services - 0.9%
Icon Plc ADR (a)	8,710	538,801

Machinery - 3.7%
Agco Corp. (a)	3,890	264,442
Chart Industries, Inc. (a)	10,090	311,781
Dynamic Materials Corp.	6,410	377,549
L.B. Foster Co. (a)	6,520	337,280
Manitowoc Co.	14,630	714,383
Titan International, Inc.	7,250	226,635
		2,232,070
Marine - 0.7%
Diana Shipping, Inc. (b)	13,260	417,160

Materials - 0.4%
Koppers Holdings, Inc.	5,190	224,416

Media - 2.7%
DG Fastchannel, Inc. (a)	12,710	325,884
Focus Media Holding Ltd. ADR (a)	4,090	232,353
Global Traffic Network, Inc. (a)	142,424	928,605
Sirius Satellite Radio, Inc. (a)	36,200	109,686
		1,596,528

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Metals & Mining - 0.7%
Augusta Resource Corp. (a)(b)	57,200	$251,108
Kinross Gold Corp. (a)(b)	10,000	184,000
		435,108
Multiline Retail - 0.6%
Kohl's Corp. (a)	7,900	361,820

Oil, Gas & Consumable Fuels - 0.5%
Arena Resources, Inc. (a)	7,310	304,900

Personal Credit Institutions - 0.4%
INVESTools, Inc. (a)	12,020	213,235

Personal Products - 0.6%
Chattem, Inc. (a)	4,600	347,484

Semiconductor & Semiconductor Equipment - 5.9%
Broadcom Corp. (a)	20,900	546,326
Cree, Inc. (a)	29,700	815,859
Cypress Semiconductor Corp. (a)	11,500	414,345
Intel Corp.	37,200	991,752
Lattice Semiconductor Corp. (a)	21,300	69,225
Micron Technology, Inc. (a)	94,800	687,300
		3,524,807
Software - 4.2%
Bluephoenix Solutions Ltd (a)(b)	10,290	186,455
Citrix Systems, Inc. (a)	15,100	573,951
Magma Design Automation, Inc. (a)	18,850	230,159
Microsoft Corp.	11,700	416,520
Nuance Communications, Inc. (a)	9,840	183,811
Shanda Interactive Entertainment Ltd. ADR (a)	9,230	307,728
VASCO Data Security International, Inc. (a)(d)	20,930	584,366
		2,482,990

Specialty Retail - 1.6%
Gamestop Corp. (a)	11,440	710,538
Guess, Inc.	7,250	274,703
		985,241
Textiles, Apparel & Luxury Goods - 2.3%
American Apparel, Inc. (a)	31,000	465,000
Crocs, Inc. (a)	9,240	340,124
Deckers Outdoor Corp. (a)	2,670	414,010
Iconix Brand Group, Inc. (a)	6,930	136,244
		1,355,378

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Transportation Infrastructure - 3.5%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V ADR (a)	33,800	$849,056
Grupo Aeroportuario del Pacifico SA de CV ADR	28,600	1,276,418
		2,125,474

Water Transportation - 0.6%
Quintana Maritime Ltd. (b)	16,630	382,157

Wireless Telecommunication Services - 1.2%
EMS Technologies, Inc. (a)	12,120	366,509
Millicom International Cellular S.A. (a)(b)	3,090	364,434
		730,943

TOTAL COMMON STOCKS (Cost $50,535,280)		51,370,055

EXCHANGE-TRADED FUNDS - 2.2%

Ultrashort Oil & Gas Proshares Trust	10,500	377,790
Semiconductor HOLDRs Trust	19,000	616,740
SPDR S&P Semiconductor Trust	7,500	348,825

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,402,285)		1,343,355

PUT OPTIONS PURCHASED - 0.0%

SPDR S&P 500
Expiration: January, 2008, Exercise Price: $135	210	6,090

TOTAL PURCHASED OPTIONS (Cost $43,768)		6,090

Total Investments (Cost $51,981,333) - 88.4%		52,719,500

REPURCHASE AGREEMENTS - 10.7%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 1/2/2008,
repurchase price $6,380,574 (c)(d)	$6,378,986	6,378,986

TOTAL REPURCHASE AGREEMENTS (Cost $6,378,986)		6,378,986

Other Assets in Excess of Liabilities - 0.9%		511,016
TOTAL NET ASSETS - 100.0%		$59,609,502

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.

(a) Non-income Producing.
(b) Foreign Issued Securities.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(d) All or a portion of the shares have been committed as collateral for open short positions.

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK

Aaon, Inc.	1,370	$27,153
Aaron Rents, Inc.	2,820	54,257
Abaxis, Inc.	1,200	43,032
AC Moore Arts & Crafts, Inc.	1,740	23,925
Acacia Resh Corp.	5,840	52,443
Acco Brands Corp.	1,410	22,616
Accuray, Inc.	4,920	74,882
Aci Worldwide, Inc.	3,690	70,258
Acme Packet, Inc.	2,200	27,698
Advanced Energy Industries, Inc.	4,380	57,290
AEP Industries, Inc.	610	19,526
Aeropostale, Inc.	7,720	204,580
Affymetrix, Inc.	6,840	158,278
Akeena Solar Inc.	6,500	51,740
Albany Molecular Research, Inc.	980	14,092
Align Technology, Inc.	3,770	62,884
Allegiant Travel Co.	500	16,070
Alliance Imaging, Inc.	1,550	14,911
Alliance One International, Inc.	9,660	39,316
Alon USA Energy, Inc.	2,610	70,940
Alpha Natural Resources, Inc.	3,190	103,611
Altra Holdings, Inc.	1,130	18,792
AM Castle & Co.	480	13,051
AMCOL International Corp.	800	28,824
Amedisys, Inc.	2,440	118,389
Amerigon, Inc.	2,130	45,028
Ameristar Casinos, Inc.	1,050	28,917
Ameron International Corp.	90	8,293
Amkor Technology, Inc.	10,470	89,309
Ansoft Corp.	1,690	43,686
Ansys, Inc.	3,090	128,111
Applied Industrial Technologies, Inc.	750	21,765
Aptargroup, Inc.	560	22,910
Array Biopharma, Inc.	2,100	17,682
Astec Industries, Inc.	510	18,967
Barrett Business Services, Inc.	520	9,365
Bebe Stores, Inc.	2,520	32,407
Benchmark Electronics, Inc.	1,440	25,531
Big 5 Sporting Goods Corp.	2,300	33,166
Biomimetic Therapeutics, Inc.	1,070	18,586
Blackbaud, Inc.	3,700	103,748
Bright Horizons Family Solutions, Inc.	2,610	90,149
Brooks Automation, Inc.	8,010	105,812
Brown Shoe Co., Inc.	1,720	26,092
Bruker BioSciences Corp.	7,680	102,144
Brush Engineered Materials, Inc.	1,840	68,117
The Buckle Inc.	1,410	46,530

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

Bucyrus International, Inc. - Class A	180	$17,890
Cabot Microelectronics Corp.	1,930	69,306
Cache, Inc.	880	8,219
CACI International, Inc. - Class A	260	11,640
Capella Education Company	1,060	69,388
Capital Senior Living Corp.	660	6,554
Carter's, Inc.	5,820	112,617
Cascade Corp.	220	10,221
CEC Entertainment, Inc.	1,320	34,267
Celadon Group, Inc.	2,390	21,892
Centene Corp.	3,030	83,143
Century Aluminum Co.	1,610	86,843
Charlotte Russe Holding, Inc.	2,540	41,021
Cherokee, Inc.	550	17,748
Cirrus Logic, Inc.	4,900	25,872
Clean Energy Fuels Corp.	1,000	15,140
CoBiz, Inc.	940	13,978
Coca-Cola Bottling Co. Consolidated	590	34,739
Cogent Inc.	4,360	48,614
Columbus McKinnon Corp.	1,050	34,251
Complete Production Services	4,280	76,912
Computer Programs & Systems, Inc.	630	14,326
Comtech Group, Inc.	1,980	31,898
Comtech Telecommunications	2,300	124,223
Courier Corp.	750	24,757
CPI Corp.	500	11,775
CRA International Inc.	1,030	49,038
Cray, Inc.	19,480	116,685
CSK Auto Corp.	6,030	30,210
Cubic Corp.	990	38,808
Curtiss-Wright Corp.	2,080	104,416
Cymer, Inc.	2,450	95,378
Cypress Bioscience, Inc.	3,690	40,701
Delek US Holdings, Inc.	3,360	67,973
Deltic Timber Corp.	1,060	54,579
Diamond Management & Technology Consultants, Inc.	2,800	20,356
Digi International, Inc.	380	5,392
Digital River, Inc.	4,120	136,248
Diodes, Inc.	2,990	89,909
Dollar Financial Corp.	1,590	48,797
Double Hull Tankers, Inc. (a)	2,130	26,071
Dress Barn, Inc.	3,580	44,786
Dynamex, Inc.	1,060	28,684
Eastgroup Properties	1,920	80,352
Eclipsys Corp.	4,540	114,907
eHealth, Inc.	1,230	39,495
Emergency Medical Services Corp.	950	27,816
Emeritus Corp.	510	12,826
Emulex Corp.	5,030	82,090

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

Entegris, Inc.	13,220	$114,089
Enzo Biochem, Inc.	5,570	70,962
Epoch Holding Corp.	3,380	50,700
Esterline Technologies Corp.	510	26,392
Exar Corp.	4,780	38,097
Exxon Mobil Corp.	6,900	646,461
Fairpoint Communications, Inc.	430	5,599
FEI Co.	5,090	126,385
FelCor Lodging Trust, Inc.	6,210	96,814
First Advantage Corp.	490	8,070
First Financial Bankshares, Inc.	140	5,271
Flowers Foods, Inc.	3,250	76,082
Formfactor, Inc.	1,640	54,284
Fossil, Inc.	3,280	137,694
FreightCar America, Inc.	2,580	90,300
FTI Consulting, Inc.	1,320	81,365
Gamco Investors, Inc.	150	10,380
General Communication	750	6,563
Genesco, Inc.	940	35,532
Genesee & Wyoming, Inc.	2,000	48,340
Gentiva Health Services, Inc.	830	15,803
Getty Realty Corp.	1,760	46,957
GFI Group, Inc.	470	44,988
Global Cash Access Holdings, Inc.	4,150	25,149
Granite Construction, Inc.	2,070	74,893
Great Atlantic & Pacific Tea Co.	415	12,996
Greenfield Online, Inc.	2,160	31,558
Grey Wolf, Inc.	8,730	46,531
H & E Equipment Services, Inc.	1,770	33,418
Haemonetics Corp.	2,430	153,139
Harmonic, Inc.	7,940	83,211
Harris Interactive, Inc.	2,990	12,737
Harris Stratex Networks - Class A	2,490	41,583
Hercules Offshore, Inc.	8,250	196,185
Hercules, Inc.	5,520	106,812
Hexcel Corp.	2,300	55,844
Highwoods Properties, Inc.	4,030	118,401
Hilb Rogal & Hobbs Co.	270	10,954
Hittite Microwave Corp.	1,630	77,849
Home Properties, Inc.	2,580	115,713
Horizon Lines Inc. - Class A	3,360	62,630
Horsehead Holding Corp.	1,640	27,831
HOT Topic, Inc.	4,110	23,920
HUB Group, Inc.	3,880	103,130
Human Genome Sciences, Inc.	13,430	140,209
Hurco Companies, Inc.	550	24,008
ICU Medical, Inc.	840	30,248
iGate Corp.	2,190	18,549
Informatica Corp.	6,860	123,617

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

Infospace, Inc.	1,670	$31,396
infoUSA, Inc.	1,020	9,109
Ingles Markets, Inc.	1,060	26,913
Inland Real Estate Corp.	1,050	14,868
Innophos Holdings, Inc.	1,040	15,475
Integral Systems Inc.	800	18,608
Interactive Data Corp.	1,280	42,253
Interactive Intelligence, Inc.	1,300	34,255
InterMune, Inc.	2,080	27,726
Intevac, Inc.	3,910	56,851
IPCS, Inc.	1,250	44,988
Ixia	9,630	91,292
IXYS Corp.	1,480	11,870
J Crew Group, Inc.	1,680	80,993
J&J Snack Foods Corp.	930	29,090
J2 Global Communications, Inc.	4,940	104,580
Jackson Hewitt Tax Service, Inc.	2,470	78,423
JDA Software Group, Inc.	760	15,550
Jo-Ann Stores, Inc.	3,330	43,556
Kaman Corp.	840	30,920
Kenexa Corp.	2,540	49,327
Kensey Nash Corp.	870	26,030
KForce, Inc.	2,510	24,473
Kimball International, Inc.	1,290	17,673
Kosan Biosciences, Inc.	9,660	34,776
Kulicke & Soffa Industries, Inc.	4,960	34,026
Lance, Inc.	830	16,949
Landauer, Inc.	490	25,407
Layne Christensen Co.	1,380	67,910
Lear Corp.	2,540	70,256
LECG Corp.	1,130	17,018
Lifecell Corp.	730	31,470
Liquidity Services, Inc.	8,340	107,586
Live Nation, Inc.	460	6,679
Liveperson, Inc.	3,710	19,811
LoopNet, Inc.	2,710	38,076
Luminex Corp.	7,520	122,125
M&F Worldwide Corp.	1,980	106,623
Macrovision Corp.	5,260	96,416
Marcus Corp.	750	11,588
MasTec, Inc.	2,990	30,408
Mattson Technology, Inc.	4,480	38,349
McGrath Rentcorp	2,490	64,118
Medical Action Industries, Inc.	1,180	24,603
Medicines Co.	5,160	98,866
Medicis Pharmaceutical	5,590	145,172
Meridian Bioscience, Inc.	2,030	61,062
Metal Management, Inc.	210	9,561
Michael Baker Corp.	710	29,181

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

Microtune, Inc.	5,330	$34,805
Micrus Endovascular Corp.	4,730	93,086
Midas, Inc.	3,300	48,378
Middleby Corp.	1,360	104,203
Midwest Air Group, Inc.	2,400	35,520
MIPS Technologies, Inc.	4,380	21,725
Monro Muffler, Inc.	1,620	31,574
Morningstar, Inc.	1,220	94,855
Mortons Restaurant Group Inc.	430	4,012
MTR Gaming Group, Inc.	2,020	13,716
MWI Veterinary Supply, Inc.	820	32,800
Nabi Biopharmaceuticals	2,500	9,025
National Beverage Corp.	7,420	59,657
National Healthcare Corp.	460	23,782
Nationwide Health Properties, Inc.	5,830	182,887
NCI Building Systems, Inc.	290	8,349
Neenah Paper, Inc.	1,020	29,733
Netgear, Inc.	3,430	122,348
New York & Co, Inc.	2,270	14,483
Newpark Resources	17,020	92,759
Nexstar Broadcasting Group, Inc.	3,060	27,968
NIC, Inc.	3,880	32,747
Northstar Neuroscience, Inc.	10,240	95,232
Nu Skin Enterprises, Inc.	3,320	54,548
Old Dominion Freight Line	2,750	63,553
Omega Healthcare Investors, Inc.	6,690	107,375
Oplink Communications, Inc.	940	14,429
Orbital Sciences Corp.	2,640	64,733
Orthofix International NV (a)	950	55,072
Owens & Minor, Inc.	710	30,125
Pacific Sunwear of California	5,760	81,274
Papa John's International, Inc.	1,310	29,737
Par Pharmaceutical Companies, Inc.	3,170	76,080
Parallel Petroleum Corp.	4,750	83,743
Parametric Technology Corp.	5,240	93,534
Parexel International Corp.	2,770	133,791
Parker Drilling Co.	4,270	32,239
PDF Solutions, Inc.	1,170	10,542
Penn Virginia Corp.	1,720	75,044
Penson Worldwide, Inc.	1,890	27,122
Petrohawk Energy Corp.	8,730	151,116
Pharmion Corp.	1,580	99,319
Pike Electric Corp.	1,370	22,961
Pinnacle Airlines Corp.	4,190	63,898
Pinnacle Financial Partners, Inc.	850	21,607
PMC - Sierra, Inc.	9,160	59,906
Preferred Bank of Los Angeles	3,230	84,045
Premier Exibitions, Inc.	9,030	98,788
Pricesmart, Inc.	420	12,625

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

Progress Software Corp.	4,110	$138,425
PS Business Parks, Inc.	1,570	82,504
Quest Software, Inc.	6,020	111,009
Quidel Corp.	2,870	55,879
Radisys Corp.	430	5,762
Ramco-Gershenson Properties	1,180	25,217
Regeneron Pharmaceuticals, Inc.	1,620	39,123
Resources Connection, Inc.	3,490	63,378
Rimage Corp.	830	21,539
Riviera Holdings Corp.	550	16,940
RPC, Inc.	3,170	37,121
RTI International Metals, Inc.	2,310	159,228
Rudolph Technologies, Inc.	8,940	101,201
Ruth's Chris Steak House	1,950	17,433
Sapient Corp.	8,190	72,154
Sauer-Danfoss, Inc.	600	15,030
Saul Centers, Inc.	1,080	57,704
Shoe Carnival, Inc.	2,390	33,723
Smart Modular Technologies, Inc. (a)	3,820	38,888
Sonic Solutions, Inc.	8,350	86,757
Sonic Corp.	6,660	145,854
Sonus Networks, Inc.	13,120	76,490
Spherion Corp.	2,760	20,093
SPSS, Inc.	1,860	66,793
SRA International, Inc. - Class A	2,350	69,208
Standard Microsystems Corp.	790	30,865
Standard Parking Corp.	290	14,062
The Standard Register Co.	440	5,130
Steris Corp.	3,010	86,808
Steven Madden Ltd.	2,730	54,600
Stifel Financial Corp.	1,210	63,610
Stillwater Mining Co.	5,690	54,965
Sunrise Senior Living, Inc.	3,810	116,891
SuperGen, Inc.	12,190	44,494
Superior Well Services, Inc.	1,110	23,554
Switch & Data Facilities Comp.	1,300	20,826
SYKES Enterprises, Inc.	3,310	59,580
Symmetricom, Inc.	2,410	11,351
Tempur-Pedic International, Inc.	18,700	485,639
Tennant Co.	860	38,089
Texas Industries, Inc.	1,120	78,512
Thomas Properties Group, Inc.	2,390	25,764
THQ, Inc.	6,660	187,745
Time Warner Telecom, Inc.	7,420	150,552
Tootsie Roll Industries, Inc.	820	22,484
Town Sports International Holdings, Inc.	5,670	54,205
TradeStation Group, Inc.	2,900	41,209
Travelzoo, Inc.	2,060	28,181
Trident Microsystems, Inc.	5,690	37,326

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

Trizetto Group	4,520	$78,512
Trueblue, Inc.	4,600	66,608
Twin Disc, Inc.	470	33,262
UAP Holding Corp.	2,980	115,028
Ultimate Software Group, Inc.	2,460	77,416
Ultra Clean Holdings	6,370	77,714
Ultrapetrol Bahamas Ltd (a)	5,600	95,256
Ultratech, Inc.	1,220	13,835
Unica Corp.	9,850	91,113
United Bankshares, Inc.	250	7,005
United Natural Foods, Inc.	4,250	134,810
United Online, Inc.	1,830	21,631
Universal American Financial Corp.	910	23,287
Universal Stainless & Alloy	2,550	90,704
US Bioenergy Corp.	3,130	36,652
Vail Resorts, Inc.	3,120	167,887
Valeant Pharmaceuticals International	6,990	83,670
Value Line, Inc.	140	5,636
Varian, Inc.	910	59,423
Veeco Instruments, Inc.	430	7,181
Viasat, Inc.	2,420	83,321
Vital Signs, Inc.	980	50,098
Volcano Corporation	2,370	29,649
Waddell & Reed Financial, Inc.	1,690	60,992
Waste Connections, Inc.	1,880	58,092
Waste Industries USA, Inc.	470	17,061
Watsco, Inc.	2,120	77,931
Watson Wyatt & Co Holdings	1,030	47,802
WD-40 Co.	690	26,199
Westinghouse Air Brake Technologies Corp.	4,870	167,723
The Wet Seal Inc.	8,240	19,199
Wind River Systems, Inc.	7,440	66,439
Winn Dixie Stores, Inc.	4,700	79,289
Woodward Governor Co.	580	39,411
World Fuel Services Corp.	970	28,159
Wright Express Corp.	1,110	39,394
Xenoport, Inc.	1,070	59,792
X-Rite, Inc.	780	9,064
Zoll Medical Corp.	1,520	40,614
Zoran Corp.	1,570	35,341
Zumiez, Inc.	1,730	42,143

TOTAL COMMON STOCK (Proceeds $20,276,130)		19,219,210

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

EXCHANGE TRADED FUNDS

iShares Russell 2000 Growth	3,610	$301,363
Powershares QQQ Nasdaq 100	11,700	599,508
United States Oil Fund L.P.	17,700	1,340,776

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,175,042)		2,241,647

Total Securities Sold Short (Proceeds $22,451,172)		$21,460,857

(a) Foreign Issued Securities.

Underlying Funds Trust
Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 94.6%

Biotechnology - 24.0%
Acorda Therapeutics, Inc. (a) (d)	34,259	$752,328
Allos Therapeutics, Inc. (a) (d)	61,695	388,061
Arena Pharmaceuticals, Inc. (a) (d)	73,876	578,449
Arqule, Inc. (a) (d)	45,498	263,888
Array Biopharmaceuticals, Inc. (a) (d)	21,666	182,428
Combinatorx, Inc. (a) (d)	142,184	631,297
Epix Pharmaceuticals, Inc. (a) (d)	93,979	370,277
Halozyme Therapeutics, Inc. (a) (d)	103,935	738,978
Immunogen, Inc. (a) (d)	133,257	553,016
Myriad Genetics, Inc. (a) (d)	8,167	379,112
PDL Biopharmaceuticals, Inc. (a) (d)	37,041	648,958
Poniard Pharmaceuticals, Inc. (a) (d)	168,819	744,492
Regeneron Pharmaceuticals, Inc. (a) (d)	14,826	358,048
Rigel Pharmaceuticals, Inc. (a) (d)	29,981	761,218
Seattle Genetics, Inc. (a) (d)	54,669	623,227
		7,973,777
Food & Staples Retailing - 2.3%
CVS Corp. (d)	19,534	776,476

Health Care Equipment & Supplies - 28.7%
Alcon, Inc. (b) (d)	5,869	839,502
American Medical Systems Holdings, Inc. (a) (d)	59,061	854,022
Baxter International, Inc. (d)	13,541	786,055
Becton, Dickinson & Co. (d)	9,639	805,628
The Cooper Companies, Inc. (d)	18,770	713,260
Dentsply International, Inc. (d)	17,477	786,814
Gen-Probe, Inc. (a) (d)	4,744	298,540
Haemonetics Corp. (a) (d)	6,240	393,245
Hologic, Inc. (a) (d)	12,298	844,135
Inverness Medical Innovations, Inc. (a) (d)	14,332	805,172
Medtronic, Inc. (d)	15,794	793,964
St. Jude Medical, Inc. (a) (d)	20,068	815,563
Zimmer Holdings, Inc. (a) (d)	12,272	811,793
		9,547,693
Health Care Providers & Services - 7.0%
LifePoint Hospitals, Inc. (a) (d)	25,721	764,942
Quest Diagnostics (d)	14,488	766,415
UnitedHealth Group, Inc. (d)	13,588	790,822
		2,322,179
Life Science Tools & Services - 3.8%
Applera Corp - Applied Biosystems Group (d)	23,457	795,662
Exelixis, Inc. (a) (d)	54,540	470,680
		1,266,342

Underlying Funds Trust
Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Pharmaceuticals - 28.8%
Abbott Laboratories (d)	13,844	$777,340
Allergan, Inc. (d)	11,917	765,548
AstraZeneca Plc - ADR (d)	17,101	732,265
Bristol-Myers Squibb Co. (d)	27,155	720,151
Inspire Pharmaceuticals, Inc. (a) (d)	133,447	798,013
Johnson & Johnson (d)	11,574	771,986
Novartis AG - ADR (d)	14,484	786,626
Pfizer, Inc. (d)	33,882	770,138
Repros Therapeutics, Inc. (a) (d)	81,645	760,931
Roche Holdings AG Basel (a) (d)	4,461	762,831
Schering Plough Corporation (d)	27,933	744,136
Sepracor, Inc. (a)	18,191	477,514
Wyeth (d)	16,172	714,641
		9,582,120

TOTAL COMMON STOCKS (Cost $31,270,225)		31,468,587

Total Investments (Cost $31,270,225) - 94.6%		31,468,587

REPURCHASE AGREEEMENTS - 0.3%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 01/02/2008,
repurchase price $92,436 (c)(d)	$92,330	92,330

TOTAL REPURCHASE AGREEMENTS (Cost $92,330)		92,330

Other Assets in Excess of Liabilities - 5.1%		1,706,470
TOTAL NET ASSETS - 100.0%		$33,267,387

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.

(a) Non-income Producing.
(b) Foreign Issued Securities.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(d) All or a portion of the shares have been committed as collateral for open short positions.

Underlying Funds Trust
Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS

Acadia Pharmaceuticals, Inc.	7,827	$86,645
Adams Respiratory Therapeutics	7,122	425,468
Adolor Corp.	13,702	63,029
Affymetrix, Inc.	13,165	304,638
Akorn, Inc.	18,601	136,531
Albany Molecular Research, Inc.	7,945	114,249
Alexion Pharmaceuticals, Inc.	8,148	611,344
Alexza Pharmaceuticals, Inc.	6,467	52,318
Alkermes, Inc.	18,365	286,310
Alnylam Pharmaceuticals, Inc.	8,429	245,115
Altus Pharmaceuticals, Inc.	6,338	32,831
Amgen, Inc.	32,818	1,524,068
Amylin Pharmaceuticals, Inc.	13,292	491,804
Anadys Pharmaceuticals, Inc.	6,345	10,215
Angiotech Pharmaceuticals, Inc. (a)	9,074	31,578
APP Pharmaceuticals, Inc.	17,463	179,345
Ariad Pharmaceuticals, Inc.	13,914	59,134
Aspreva Pharmaceuticals Corp. (a)	8,251	214,526
Auxilium Pharmaceuticals Inc.	8,056	241,599
AVI BioPharma, Inc.	11,970	16,878
Axcan Pharmaceuticals, Inc. (a)	18,339	421,797
Barrier Therapeutics, Inc.	8,766	34,538
BioCryst Pharmaceuticals, Inc.	7,895	48,791
Biogen Idec, Inc.	9,283	528,388
BioMarin Pharmaceuticals, Inc.	24,167	855,512
Biomimetic Therapeutics, Inc.	3,837	66,649
BioTech Holders Trust	3,573	577,968
Cadence Pharmaceuticals, Inc.	6,081	90,364
Caliper Life Sciences, Inc.	9,918	54,847
Cardiome Pharmaceuticals Corp. (a)	14,861	132,560
Celgene Corp.	33,385	1,542,721
Cell Genesys, Inc.	23,027	52,962
Cephalon, Inc.	6,660	477,922
Cerus Corp.	6,670	43,422
Collagenex Pharmaceuticals, Inc.	4,498	42,956
Columbia Labs, Inc.	10,025	22,757
Crucell N V - ADR	2,485	41,102
Cubist Pharmaceuticals, Inc.	13,663	280,228
CuraGen Corp.	11,489	10,570
CV Therapeutics, Inc.	16,260	147,153
Cypress Bioscience, Inc.	8,881	97,957
Cytokinetics, Inc.	9,007	42,603
deCODE Genetics, Inc.	15,320	56,378
Depomed, Inc.	8,536	27,827
Discovery Laboratories, Inc.	17,736	38,132
Draxis Health, Inc. (a)	8,746	35,421
Durect Corp.	15,351	98,707
Dyax Corp.	15,239	55,775

Underlying Funds Trust
Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

Dynavax Technologies Corp.	8,386	$42,601
Emisphere Technologies, Inc.	5,637	15,389
Encysive Pharmaceuticals, Inc.	16,481	14,009
Endo Pharmaceuticals Holdings, Inc.	13,762	367,033
Enzon Pharmaceuticals, Inc.	11,870	113,121
Eurand N.V. (a)	10,224	161,539
Genomic Health, Inc.	6,324	143,175
Genvec, Inc.	15,074	22,159
Genzyme Corp.	19,241	1,432,300
Geron Corp.	20,113	114,242
Gilead Sciences, Inc.	32,478	1,494,313
GTx, Inc.	7,921	113,666
Harvard Bioscience, Inc.	5,277	24,169
Hi-Tech Pharmaceuticals, Inc.	2,359	22,906
Human Genome Sciences, Inc.	15,292	159,648
Idenix Pharmaceuticals, Inc.	10,808	29,182
Illumina, Inc.	9,880	585,489
ImClone Systems, Inc.	8,145	350,235
Immunomedics, Inc.	15,524	36,016
Incyte Corp.	20,602	207,050
Indevus Pharmaceuticals, Inc.	13,692	95,159
InterMune, Inc.	12,736	169,771
Invitrogen Corp.	4,239	395,965
ISIS Pharmaceuticals, Inc.	17,722	279,121
ISTA Pharmaceuticals, Inc.	6,418	31,448
Keryx Biopharmaceuticals, Inc.	10,959	92,056
Kosan Biosciences, Inc.	8,053	28,991
Labopharm, Inc. (a)	11,187	11,858
Lexicon Genetics, Inc.	27,963	84,728
Lifecell Corp.	6,317	272,326
Ligand Pharmaceuticals, Inc.	21,910	105,825
Luminex Corp.	7,512	121,995
Mannkind Corp.	23,861	189,934
Matrixx Initiatives, Inc.	1,936	26,930
Maxygen, Inc.	7,134	57,286
Medarex, Inc.	37,599	391,782
Medicines Co.	7,894	151,249
Medivation, Inc.	5,897	84,917
MGI Pharmaceuticals, Inc.	4,155	168,402
Millennium Pharmaceuticals, Inc.	26,065	390,454
Momenta Pharmaceuticals, Inc.	7,839	55,970
Monogram Biosciences, Inc.	27,896	40,449
NABI Biopharmaceuticals	16,364	59,074
Nastech Pharmaceutical, Inc.	5,470	20,786
Nektar Therapeutics	23,624	158,517
Neurocrine Biosciences, Inc.	4,440	20,158
NitroMed, Inc.	10,904	11,013
Novavax, Inc.	13,597	45,278

Underlying Funds Trust
Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

Noven Pharmaceuticals, Inc.	4,418	$61,322
NPS Pharmaceuticals, Inc.	8,997	34,459
Nuvelo, Inc.	10,486	19,189
Obagi Medical Products, Inc.	4,950	90,535
OMRIX Biopharmaceuticals, Inc.	3,611	125,446
ONYX Pharmaceuticals, Inc.	15,761	876,627
Orchid Cellmark, Inc.	4,870	24,350
Orexigen Therapeutics, Inc.	5,567	79,330
OSI Pharmaceuticals, Inc.	10,789	523,374
Pain Therapeutics, Inc.	7,460	79,076
Panacos Pharmaceuticals, Inc.	12,037	9,509
Penwest Pharmaceuticals Co.	4,401	25,746
Perrigo Co.	19,298	675,623
Pharmion Corp.	8,855	556,625
Progenics Pharmaceuticals, Inc.	7,066	127,683
Qiagen NV (a)	23,499	494,654
QLT, Inc. (a)	13,943	61,628
Renovis, Inc.	6,695	20,286
Salix Pharmaceuticals, Limited	10,877	85,711
Sangamo Biosciences, Inc.	8,129	106,409
Santarus, Inc.	11,888	32,692
Savient Pharmaceuticals, Inc.	10,186	233,972
Sciclone Pharmaceuticals, Inc.	9,388	19,339
Sciele Pharmaceuticals, Inc.	8,071	165,052
Sequenom, Inc.	8,947	85,444
Shire Plc - ADR	397	27,373
Stemcells, Inc.	17,570	26,355
SuperGen, Inc.	12,416	45,318
Techne Corp.	5,503	363,473
Tercica, Inc.	11,139	75,522
Teva Pharmaceutical Industries, Ltd. - ADR	34,781	1,616,622
Theravance, Inc.	11,859	231,250
Third Wave Technologies, Inc.	9,110	87,912
Trimeris, Inc.	6,612	46,152
United Therapeutics Corp.	5,175	505,339
Vanda Pharmaceuticals, Inc.	5,782	39,780
Vertex Pharmaceuticals, Inc.	27,112	629,812
Viropharma, Inc.	13,826	109,778
Vivus, Inc.	10,135	52,499
Warner Chilcott Limited (a)	32,921	583,689
Xenoport, Inc.	5,304	296,388
XOMA Limited (a)	41,636	141,146
Zymogenetics, Inc.	17,250	201,308

TOTAL COMMON STOCK (Proceeds $30,836,486)		29,757,113

EXCHANGE TRADED FUNDS

iShares NASDAQ BioTech Index	8,092	656,909
SPDR S&P BioTech ETF	11,006	656,948

TOTAL EXCHAGE TRADED FUNDS (Proceeds $1,347,723)		1,313,857

Total Securities Sold Short (Proceeds $32,184,209)		$31,070,970

(a) Foreign Issued Securities.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 69.6%

Aerospace & Defense - 1.1%
European Aeronautic Defense and Space Co. (b)(d)	4,900	$156,391
Rolls-Royce Group Plc (a)(b)(d)	25,600	278,239
Thales SA (b)(d)	2,700	160,862
		595,492
Airlines - 0.5%
Qantas Airways (b)(d)	61,434	293,444

Auto Components - 0.9%
Elringklinger AG (b)(d)	1,400	173,984
Stanley Electric Co. Ltd. (b)(d)	6,900	172,323
Toyoda Gosei Co Ltd. (b)(d)	4,700	167,023
		513,330
Automobiles - 1.4%
Daimler AG (b)(d)	3,100	296,453
Fiat SpA (b)(d)	11,600	300,189
Nissan Motor Co. Ltd. (b)(d)	15,500	170,657
		767,299
Beverages - 1.0%
Carlsberg (b)(d)	2,300	278,252
Coca-Cola Hellenic Bottling Co. S.A. (b)(d)	6,000	259,661
		537,913
Chemicals - 5.9%
Agrium, Inc. (b)(d)	2,900	209,409
Akzo Nobel NV (b)(d)	2,100	168,222
BASF AG - ADR (b)(d)	2,300	340,509
Bayer AG - ADR (b)(d)	3,200	291,802
Denki Kagaku Kogyo (b)(d)	56,000	244,121
Ems-chemie Hldg AG (b)(d)	1,100	161,869
Fuchs Petrolub AG (b)(d)	600	53,152
Imperial Chemical Industries Plc (b)(d)	17,600	233,681
Koninklijke Dsm Nv (d)	5,300	250,521
Methanex Corp. (b)(d)	9,300	256,680
Potash Corp of Saskatchewan (b)(d)	1,600	230,336
Syngenta AG - ADR (b)(d)	2,200	111,452
Tokai Carbon Co. (b)(d)	30,000	269,883
Wacker Chemie AG (b)(d)	790	228,348
Yara International Asa (b)(d)	4,100	189,904
		3,239,889
Commercial Banks - 3.6%
Bco Espirito Santo (b)(d)	7,300	160,095
The Bank of Kyoto, Ltd. (b)(d)	13,000	154,303
Comdirect Bank AG (b)(d)	8,300	101,449
Koninklijke Bam Groep Nv (b)(d)	11,400	268,345
National Bank of Greece SA (b)(d)	6,300	432,729
Raiffeisen Intl Bank Holding (b)(d)	1,000	151,469
Standard Chartered Plc (b)(d)	4,500	165,180
Sydbank A/S (b)(d)	4,000	171,959
United Overseas Bank Ltd. (b)(d)	16,000	221,196
Westpac Banking Corp. (b)(d)	6,608	161,996
		1,988,721

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Commercial Services & Supplies - 1.0%
Davis Service Group Plc (d)	16,300	$166,777
De La Rue Plc (b)(d)	11,526	224,045
Derichebourg (a) (b)(d)	20,800	167,867
		558,689
Communications Equipment - 0.8%
Alvarion Ltd. (a) (b)(d)	11,800	112,100
Axis Ab (b)(d)	6,600	162,365
Hitachi Kokusai El (b)(d)	1,000	12,254
Tandberg Asa (b)(d)	7,300	152,592
		439,311
Computers & Peripherals - 0.3%
Seagate Technology (b)(d)	5,800	147,900

Construction & Engineering - 2.0%
Bilfinger Berger (b)(d)	3,400	262,368
Eiffage (b) (d)	1,600	157,574
Impregilo Spa (a)(d)	23,500	158,735
JGC Corp (b)(d)	9,000	155,404
Morgan Sindall (b)(d)	7,075	146,328
Wsp Group (b)(d)	17,600	202,150
		1,082,559
Construction Materials - 0.5%
Semapa Soc Invest (b)(d)	20,100	257,726

Consumer Finance - 0.5%
Provident Financial Plc (b)(d)	16,400	272,104

Distributors - 0.2%
Medion AG (a)(b)(d)	4,500	120,926

Diversified Financial Services - 0.9%
Ifi(istit Fin Ind) (a) (b)(d)	6,300	214,615
Ifil Spa (b)(d)	30,200	284,793
		499,408
Diversified Telecommunication Services - 1.9%
France Telecom SA (b)(d)	4,300	154,781
France Telecom - ADR (b)(d)	3,000	106,890
Nippon Telegraph & Telephone Corp. ADR (a) (b)(d)	13,000	320,580
Portugal Telecom SGPS SA (b)(d)	11,700	152,757
Royal KPN Nv (b)(d)	17,500	318,289
		1,053,297
Electric Utilities - 1.5%
E.ON AG (b)(d)	1,400	298,004
The Kansai Electric Power Co. Inc. (b)(d)	6,700	156,232
Public Power Corp. (b)(d)	3,200	168,429
Union Fenosa SA. (b)(d)	2,500	168,831
		791,496

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Electrical Equipment - 0.7%
Mitsubishi Electric Corp. (b)(d)	23,000	$240,469
SGL Carbon AG (a)(b)(d)	2,900	156,963
		397,432

Electronic Equipment & Instruments - 0.3%
FUJIFILM Holdings Corp. - ADR (b)(d)	3,700	154,253

Energy Equipment & Services - 0.8%
Petroleum Geo - Services (b)(d)	6,000	174,314
Wood Group (b)(d)	31,500	271,509
		445,823

Food & Staples Retailing - 1.5%
Aeon Co. Ltd. (b)(d)	10,800	158,353
Axfood Ab (b)(d)	4,100	165,251
Colruyt SA (b)(d)	690	162,450
Jeronimo Martins (b)(d)	20,500	161,849
Rallye (b)(d)	2,400	170,183
		818,086
Food Products - 0.5%
Nutreco Holding Nv (b)(d)	4,600	266,058

Gas Utilities - 0.3%
Osaka Gas Co. Ltd. (b)(d)	40,000	157,902

Health Care Equipment & Supplies - 1.4%
Getinge AB (b)(d)	6,500	174,488
Olympus Corp. (b)(d)	10,000	413,552
SSL International (b)(d)	14,500	154,421
		742,461
Health Care Providers & Services - 0.2%
Galenica Holdings AG (b)(d)	230	100,561

Hotels Restaurants & Leisure - 0.6%
Flight Centre Ltd.(b)(d)	5,714	162,054
TUI AG (a)(b)(d)	5,400	151,033
		313,087
Household Durables - 0.7%
Forbo Holdings AG (b)(d)	370	228,768
Thomson (b)(d)	11,800	167,864
		396,632
Industrial Conglomerates - 0.9%
Sembcorp Industries Ltd. (b)(d)	85,000	342,492
Shanghai Industrial Holdings Ltd. (b)(d)	39,000	170,057
		512,549

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Insurance - 3.9%
Amlin Plc (d)	26,700	$158,384
Grupo Catalana Occidente SA (d)	4,600	154,080
Hannover Rueckvers (b)(d)	3,000	138,383
Helvetia Holding (b)(d)	470	168,962
Hiscox Ltd. (d)	30,600	174,514
PartnerRe Ltd. (b)(d)	3,900	321,867
Platinum Underwriters Holdings Ltd. (b)(d)	7,500	266,700
Royal & Sun Alliance Insurance Group (b)(d)	53,500	157,829
Sun Life Financial, Inc. (b)(d)	5,400	302,076
Zurich Financial Services AG (b)(d)	920	270,194
		2,112,989
Internet Software & Services - 1.5%
Baidu.com - ADR (a)(b)(d)	400	156,156
Open Text Corp. (a)(b)(d)	5,000	157,250
Sohu.com, Inc. (a)(b)(d)	3,000	163,560
Tencent Holdings Ltd. (b)(d)	21,800	165,092
United Internet AG (b)(d)	6,800	165,534
		807,592
IT Services - 0.7%
Bechtle AG (b)(d)	4,800	192,429
NTT Data Corp. (b)(d)	34	151,260
		343,689
Leisure Equipment & Products - 0.6%
Shimano, Inc. (b)(d)	4,300	155,888
Yamaha Corp. (b)(d)	6,800	155,521
		311,409
Machinery - 5.7%
Andritz AG (d)	1,900	115,144
Bucher Industries AG-reg (d)	1,110	255,894
Danieli & C (b)(d)	9,734	305,126
GEA Group AG (a)(b)(d)	4,700	163,545
Glory Ltd. (b)(d)	13,200	307,801
Hino Motors (b)(d)	27,000	175,706
Jungheinrich (b)(d)	7,000	273,565
Komatsu Ltd. (b)(d)	6,000	163,273
Kuka AG (a)(b)(d)	5,600	212,957
MAN AG (b)(d)	1,000	166,381
Metso Corp. - ADR (b)(d)	3,000	163,735
NGK Insulators (b)(d)	8,000	216,981
Shima Seiki Mfg (b)(d)	5,500	256,009
Weir Group (b)(d)	9,200	148,248
Wincor Nixdorf AG (d)	1,800	171,060
		3,095,425
Marine - 1.6%
Daiichi Chuo Kisen (b)(d)	59,000	305,787
Kawasaki Kisen Kaisha Ltd. (b)(d)	18,000	176,915
Mitsui OSK Lines Ltd. (b)(d)	12,000	153,176
Nippon Yusen Kabushiki Kaisha (b)(d)	13,000	103,334
Orient Overseas International (b)(d)	18,000	133,198
		872,410
Media - 0.6%
Seven Network Ltd. (b)(d)	13,600	153,209
Television Broadcasts Ltd. (b)(d)	27,000	162,227
		315,436

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Metals & Mining - 3.8%
Antofagasta (b)(d)	9,000	$128,454
BHP Billiton Plc - ADR (b)(d)	2,000	122,600
Eramet (b)(d)	221	113,090
Kazakhmys Plc (b)(d)	9,700	264,724
Mitsubishi Materls (b)(d)	48,000	205,380
Salzgitter AG (b)(d)	700	104,442
ThyssenKrupp AG (b)(d)	3,500	196,244
Tubacex SA (d)	17,300	168,961
Voestalpine AG (b)	4,600	332,573
Xstrata Plc (b)	2,500	176,666
Yamato Kogyo Co. (b)	6,200	255,292
		2,068,426
Multiline Retail - 0.6%
David Jones (b)	39,600	191,587
Marks & Spencer Group Plc (b)	13,400	149,375
		340,962
Oil, Gas & Consumable Fuels - 4.2%
Bp Plc- Spons (b)	2,200	160,974
Dana Petroleum (a) (b)	7,700	213,361
Inpex Holdings, Inc. (b)	23	249,116
Japan Petroleum Ex (b)	2,200	160,891
JKX Oil & Gas (b)	21,500	171,192
Maurel Et Prom	8,100	169,468
Nippon Mining Holdings, Inc. (b)	21,500	137,797
OMV AG (b)	2,300	186,362
Petro-Canada (b)	3,200	171,584
Premier Oil (a) (b)	6,300	164,285
Repsol YPF SA - ADR (b)	4,500	160,402
TOP Tankers, Inc. (a) (b)	47,500	158,650
Venture Production (b)	10,100	159,232
		2,263,314
Pharmaceuticals - 1.8%
AstraZeneca Plc ADR (b)	3,700	158,434
Chugai Pharmaceutical Co. Ltd. (b)	9,900	141,789
Novo-Nordisk A/S - Class B (b)	2,546	167,236
Recordati Spa	15,700	140,365
Stada Arzneimittel (b)	3,700	227,474
Yamanouchi Pharmaceutical Co. Ltd. (b)	3,700	161,294
		996,592
Real Estate Investment Trusts - 0.3%
Hammerson Plc	7,600	155,068

Real Estate Management & Development - 2.2%
Colonia R/est AG (a) (b)	6,300	156,586
Deutsche Euroshop (b)	4,800	164,920
Kerry Properties (b)	36,500	293,267
MI Developments, Inc. (b)	5,400	150,498
Tokyu Land Corp. (b)	30,000	258,336
Wihlborgs Fastighter Ab	9,000	161,182
		1,184,789
Road & Rail - 1.0%
Natl Express Group (b)	13,600	336,237
Toll Holdings Ltd. (b)	22,097	222,155
		558,392

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Semiconductor & Semiconductor Equipment - 1.7%
Aixtron (a)(b)	12,400	$172,411
Asml Holding Nv - ADR (b)	11,900	372,351
Kontron AG (b)	12,300	246,730
Unaxis Holding AG (a)(b)	343	143,378
		934,870
Software - 3.0%
Autonomy Corp. (b)	6,700	117,899
Aveva Group Plc	8,500	163,364
Hitachi Software (b)	13,100	248,011
Micro Focus International	28,900	146,122
Nintendo Co. Ltd. (b)	900	538,961
Shanda Interactive Entertainment Ltd. - ADR (a)(b)	4,200	140,028
Simcorp (b)	730	144,567
Telelogic Ab (a)(b)	54,700	158,264
		1,657,216
Specialty Retail - 1.0%
Esprit Holdings Ltd. (b)	18,400	273,732
Hennes & Mauritz AB (b)	4,000	243,533
		517,265
Trading Companies & Distributors - 1.7%
Itochu Corp. (b)	13,000	127,073
Marubeni Corp. (b)	39,000	276,838
Mitsubishi Corp. (b)	7,500	205,433
Mitsui & Co. Ltd. (b)	8,000	169,360
Toyota Tsusho Corp. (b)	6,000	162,736
		941,440
Transportation Infrastructure - 1.0%
BBA Group Plc (b)	39,300	160,569
Macquarie Airports (b)	72,730	258,635
Macquarie Infrastructure Group (b)	57,466	152,887
		572,091
Wireless Telecommunication Services - 0.8%
Turkcell Iletisim Hizmet AS - ADR (b)	5,500	151,635
Vodafone Group Plc - ADR (b)	7,300	272,435
		424,070

TOTAL COMMON STOCKS (Cost $38,066,536)		37,937,793

PREFERRED STOCKS - 1.0%
Aerospace & Defense - 0.3%
Empresa Brasileira de Aeronautica SA - ADR (b)	3,400	155,006

Automobiles - 0.4%
Porsche AG (b)	122	247,202

Diversified Telecommunication Services - 0.3%
Tele Norte Leste Participacoes SA - ADR (b)	7,800	150,384

TOTAL PREFERRED STOCKS (Cost $592,959)		552,592

Total Investments (Cost $38,659,495) - 70.6%		38,490,385

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments	Shares or
December 31, 2007	Principal Amount	Value

REPURCHASE AGREEMENTS - 18.7%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 1/2/2008,
repurchase price $10,192,398 (c)(d)	$10,189,787	10,189,787

TOTAL REPURCHASE AGREEMENTS (Cost $10,189,787)		10,189,787

Other Assets in Excess of Liabilities - 10.7%		5,861,126
TOTAL NET ASSETS - 100.0%		$54,541,298

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.

(a) Non-income Producing.
(b) Foreign Issued Securities.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(d) All or a portion of the shares have been committed as collateral for open short positions.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK
Adecco SA (a)	4,600	$248,863
Advantest Corp. (a)	10,100	287,499
AGFA-Gevaert NV (a)	11,300	173,307
AGL Energy Ltd. (a)	14,356	167,902
Agnico-Eagle Mines Ltd. (a)	5,600	305,928
Aiful Corp. (a)	30	536
Air France-KLM (a)	4,500	158,231
Air Liquide (a)	2,300	342,291
Ajinomoto Co., Inc. (a)	14,000	159,280
Aker Kvearner Asa (a)	9,700	258,138
Alesco Corpn (a)	19,400	174,941
America Movil SA de CV - ADR (a)	2,500	153,475
Antena 3 Television SA	10,600	162,571
Aristocrat Leisure (a)	16,092	158,957
ASM International NV (a)	12,200	298,770
Assa Abloy AB (a)	11,600	232,872
Atos Origin (a)	2,100	108,535
AWD Holding AG (a)	3,800	163,452
Awilco Offshore Asa	12,400	138,847
Banco Bradesco SA - ADR (a)	4,700	150,400
Banco Popolare	13,400	297,007
Banco Popular Espanol (a)	8,700	148,822
Barratt Developments Plc (a)	17,200	155,956
Basilea Pharmaceutica-reg	900	175,286
Big Yellow Group	18,100	157,811
Billabong International(a)	12,416	161,565
Boliden Ab (a)	11,600	145,826
Brambles Ltd. (a)	15,987	161,851
Brisa-Auto Estradas de Portugal SA (a)	18,900	277,710
Brother Industries (a)	12,000	155,002
Casio Computer Co. Ltd. (a)	22,900	266,277
China Telecom Corp Ltd. - ADR (a)	2,100	163,947
Chubu Electric Power, Inc. (a)	6,100	159,168
Chugoku Electric Power Company, Inc. (a)	7,600	147,966
Cia Vale do Rio Doce - ADR (a)	5,100	166,617
Cie de Saint-Gobain (a)	1,700	160,289
Cie Gen Geophysique Verita - ADR (a)	2,800	156,940
Ciments Francais (a)	1,600	275,357
Cintra Concesiones De Infrae	20,967	316,665
Clariant AG (a)	18,500	172,066
Cognos, Inc. (a)	2,800	161,196
Companhia Brasileira De Distrb Spon Adr Pfd (a)	5,400	199,584
Credit Agricole SA (a)	4,700	158,529
CSM NV (a)	8,100	273,565
Dassault Systemes SA (a)	5,600	331,512
Davide Campari-milano SPA (a)	17,100	163,757
Deutsche Bank AG (a)	1,200	155,292

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

Ebro Puleva Sa (a)	7,800	$143,006
Electrocomponents Plc (a)	32,300	134,058
ERG Spa (a)	8,900	167,598
Expro International Group (a)	16,100	331,063
Fast Retailing Co. Ltd. (a)	2,900	207,152
Forth Ports (a)	5,501	212,436
Foseco Plc	29,200	164,496
Freenet AG	6,500	151,958
Fuji Television Network, Inc. (a)	123	203,688
Fujitsu Ltd. (a)	25,000	168,509
Galp Energia Sgps Sa-b Shrs	6,700	180,144
Geberit AG-reg (a)	1,100	151,084
Givaudan (a)	170	163,821
GN Store Nord (a)	13,426	105,564
Grainger Trust Plc	21,400	148,244
Gyrus Group (a)	13,800	170,316
Harmony Gold Mining Co., Ltd. - ADR (a)	11,500	118,565
HeidelbergCement AG (a)	1,100	170,475
Hikma Pharmaceuticals Plc	16,200	152,613
Hokkaido Electric Power, Inc. (a)	7,500	162,467
Holmen Ab (a)	9,300	345,340
Huhtamaki Oyj (a)	14,200	168,580
Idemitsu Kosan Co Ltd.(a)	1,500	159,110
Immoeast Immobilie (a)	16,000	172,405
Imperial Energy Corp Ltd.	9,500	293,116
Infineon Technologies AG - ADR (a)	23,100	268,884
Infosys Technologies Ltd. - ADR (a)	3,900	176,904
Intertek Group (a)	8,400	165,539
Italcementi (a)	15,800	337,959
Itochu Techno-solu (a)	4,800	161,554
James Hardie Id Nv (a)	53,323	301,990
Japan Steel Works, Ltd. (a)	11,000	162,172
Keyence Corp. (a)	1,400	345,504
Kingfisher (a)	49,700	144,046
Kloeckner & Co.	4,000	160,826
Korea Electric Power Corp. - ADR (a)	13,200	275,220
Kubota Corp. (a)	35,000	237,166
Lagardere S.C.A. (a)	3,300	247,463
Lanxess Lxs Gr	3,500	171,937
Lonmin (a)	2,800	172,394
Lonza Group AG (a)	2,800	339,814
Lottomatica Spa	7,100	259,930
Mcalpine(alfred) (a)	15,300	165,073
Mediobanca Spa (a)	13,100	270,439
Metropole Tv-(m6) (a)	8,400	221,062
Milbon Co Ltd.(a)	300	7,063
Mitsubishi Tokyo Financial Group, Inc. (a)	31,120	291,659
Mobistar SA (a)	3,600	327,646
Mondadori Edit (a)	20,500	168,443

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

M-real Oyj (a)	42,100	$200,045
Murata Manufacturing Co. Ltd. (a)	5,800	336,428
Nabors Industries Ltd. (a)	9,800	268,422
Natixis (a)	9,300	178,666
Neopost (a)	2,700	278,262
Nidec Corporation (a)	4,400	326,116
Novozymes A/S (a)	2,900	330,938
NRJ Group (a)	8,100	85,030
Omron Corp. (a)	6,800	162,216
ONO Pharmaceutical Co. Ltd. (a)	3,100	144,851
Orient-Express Hotels Ltd. (a)	2,900	166,808
ORIX Corp. (a)	810	138,414
Pennon Group Plc	12,400	166,490
Persimmon Plc (a)	10,300	164,026
Petroplus Holdings AG	2,000	154,926
Pfleiderer AG (a)	8,300	172,803
Pirelli & Co R/est (a)	2,900	106,550
Publicis Groupe (a)	4,300	168,361
Qimonda AG - ADR (a)	15,900	113,685
Ricoh Co. Ltd. (a)	17,000	314,237
Rogers Communications, Inc. (a)	6,200	280,550
Royal Bank of Scotland Group Plc (a)	15,400	136,110
Saab Ab (a)	12,900	258,471
Safran SA(a)	13,900	285,125
SAP AG - ADR (a)	3,100	158,255
Sas Ab (a)	11,400	146,398
Schmolz & Bickenba (a)	383	30,954
Schneider Electric SA (a)	2,400	325,207
Securitas AB - Class B (a)	33,400	465,095
Segro Plc imperial	18,200	170,276
Sekisui House Ltd. (a)	14,000	151,385
Seven & I Holdings (a)	10,100	294,732
Severn Trent Plc (a)	5,200	157,958
SGS SA (a)	120	142,985
Shaftesbury Plc (a)	24,100	240,827
Sharp Corp. (a)	10,000	179,922
Shimamura Co. (a)	1,800	153,551
Shin-Etsu Chemical Co. Ltd. (a)	2,700	169,664
SK Telecom Co., Ltd. - ADR (a)	5,100	152,184
Smith & Nephew Plc (a)	22,000	254,001
Sociedad General de Aguas de Barcelona SA (a)	4,000	161,001
Societe Television Francaise 1 (a)	3,600	96,320
Softbank Corp. (a)	7,100	146,811
Sol Melia SA (a)	16,900	257,465
Sthree Plc	37,900	168,240
Stockland (a)	19,912	147,213
Stora Enso Oyj (a)	9,900	148,217
Sumco Corp. (a)	8,900	256,528
Suncorp-Metway Ltd. (a)	10,907	162,041
Synthes, Inc.	3,100	384,984

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

Takata Corp.	5,700	$165,314
TDK Corp. (a)	2,400	178,741
Teijin Ltd. (a)	53,600	229,821
Telecom Italia SpA - ADR (a)	8,700	268,308
Telefonaktiebolaget LM Ericsson - ADR (a)	11,500	268,525
Telenor Asa (a)	13,500	322,592
TNT Nv (a)	6,900	284,991
Tokuyama Corporation (a)	25,864	259,994
The Tokyo Electric Power Co. Inc. (a)	10,200	263,868
Tokyo Gas Co. Ltd. (a)	32,000	149,810
Tomra Systems Asa (a)	40,300	285,745
TonenGeneral Sekiyu KK (a)	16,000	157,973
Toppan Printing Co. Ltd. (a)	16,000	157,401
Tostem Inax Holding Corp. (a)	11,300	180,958
Toto Ltd. (a)	28,000	222,316
Travis Perkins (a)	6,300	150,991
UCB SA (a)	3,500	158,735
Umicore (a)	730	181,441
UPM-Kymmene Oyj (a)	10,900	220,241
USG People Nv	7,800	211,658
Ushio, Inc. (a)	11,800	259,840
Vallourec (a)	1,150	311,304
Valora Holding (a)	701	170,119
Vontobel Holdings AG (a)	4,562	220,615
Wesfarmers Ltd. (a)	4,721	167,883
Wienerberger AG (a)	2,900	160,821
Wipro Ltd - ADR (a)	9,300	138,012
Wolfson Microelect (a)	34,900	143,807
Wolseley Plc (a)	17,100	252,572
Wolters Kluwer NV (a)	8,500	279,369
Worleyparsons Ltd.(a)	3,486	159,165
WPP Group (a)	12,900	166,142
Yokogawa Electric Corp. (a)	14,700	161,586
Zinifex Ltd. (a)	12,420	135,226
Zodiac (a)	4,200	268,591

TOTAL COMMON STOCK (Proceeds $37,396,318)		36,411,072

PREFERRED STOCK

BBI EPS Ltd.	995	743

TOTAL PREFERRED STOCK (Proceeds $151,433)		743

Total Securities Sold Short (Proceeds $37,547,751)		$36,411,815

(a) Foreign Issued Securities.

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 60.4%

Aerospace & Defense - 0.8%
Precision Castparts Corp. (d)	4,850	$672,695

Air Freight & Logistics - 0.7%
C H Robinson Worldwide, Inc. (d)	10,500	568,260

Auto Components - 0.6%
The Goodyear Tire & Rubber Co. (a)(d)	17,600	496,672

Beverages - 1.3%
Hansen Natural Corp. (a)(d)	10,750	476,118
Pepsi Bottling Group, Inc. (d)	14,200	560,332
		1,036,450
Biotechnology - 0.4%
Celgene Corp. (a)(d)	7,700	355,817

Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)(d)	4,000	469,840
Eaton Vance Corp. (d)	11,750	533,567
Northern Trust Corp. (d)	6,200	474,796
T. Rowe Price Group, Inc. (d)	8,100	493,128
		1,971,331
Chemicals - 4.5%
Air Products & Chemicals, Inc. (d)	4,500	443,835
Celanese Corp. - Class A (d)	17,600	744,832
CF Industries Holdings, Inc. (d)	6,000	660,360
Mosaic Co. (a)(d)	7,500	707,550
Nalco Holding Company (d)	21,000	507,780
Praxair, Inc. (d)	7,000	620,970
		3,685,327
Commercial Services & Supplies - 2.1%
Apollo Group, Inc. (a)(d)	6,500	455,975
Corrections Corp. of America (a)(d)	16,200	478,062
ITT Educational Services, Inc. (a)(d)	4,300	366,661
Sotheby's Holdings (d)	10,300	392,430
		1,693,128
Communications Equipment - 1.6%
CommScope, Inc. (a)(d)	12,300	605,283
Harris Corp. (d)	10,750	673,810
		1,279,093
Construction & Engineering - 2.3%
Fluor Corp. (d)	3,500	510,020
Foster Wheeler Ltd. (a)(b)(d)	4,350	674,337
Jacobs Engineering Group, Inc. (a)(d)	6,900	659,709
		1,844,066
Diversified Financial Services - 0.9%
Intercontinental Exchange, Inc. (a)(d)	3,800	731,500

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Electronic Equipment & Instruments - 3.7%
Amphenol Corp. (d)	11,600	$537,892
Dolby Laboratories, Inc. (a)(d)	14,600	725,912
Mettler Toledo International, Inc. (a)(d)	6,100	694,180
Sunpower Corp. (a)(d)	4,200	547,638
Trimble Navigation Ltd. (a)(d)	17,600	532,224
		3,037,846
Energy Equipment & Services - 3.2%
Diamond Offshore Drilling (d)	3,600	511,200
Dresser-rand Group, Inc. (a)(d)	13,800	538,890
FMC Technologies, Inc. (a)(d)	9,200	521,640
Global Industries Ltd. (a)(d)	20,950	448,749
Oceaneering International, Inc. (a)(d)	8,400	565,740
		2,586,219
Food Products - 0.6%
W.M. Wrigley Jr. Co. (d)	8,500	497,675

Gas Utilities - 0.8%
Equitable Resources, Inc. (d)	12,700	676,656

Health Care Equipment & Supplies - 4.4%
Dentsply International, Inc. (d)	13,450	605,519
Gen-Probe, Inc. (a)(d)	8,000	503,440
Idexx Laboratories, Inc. (a)(d)	7,600	445,588
Kinetic Concepts, Inc. (a)(d)	11,300	605,228
Respironics, Inc. (a)(d)	10,600	694,088
Stryker Corp. (d)	9,800	732,256
		3,586,119
Health Care Providers & Services - 1.6%
Cigna Corp. (d)	9,800	526,554
Express Scripts, Inc. (a)(d)	11,050	806,650
		1,333,204
Health Care Technology - 0.6%
Cerner Corp. (a)(d)	9,150	516,060

Hotels Restaurants & Leisure - 3.7%
Burger King Holdings, Inc. (d)	19,650	560,221
Las Vegas Sands Corp. (a)(d)	4,600	474,030
MGM Mirage (a)(d)	5,800	487,316
Tim Hortons, Inc. (d)	15,500	572,415
Wynn Resorts Ltd.(d)	4,200	470,946
Yum! Brands, Inc. (d)	12,000	459,240
		3,024,168
Household Durables - 0.7%
Tupperware Corp. (d)	18,150	599,495

Household Products - 0.7%
Energizer Holdings, Inc. (a)(d)	4,900	549,437

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Insurance - 0.8%
Loews Corp. - Carolina Group (d)	8,000	$682,400

Internet & Catalog Retail - 0.8%
Amazon.Com, Inc. (a)(d)	7,400	685,536

IT Services - 1.5%
DST Sytems, Inc. (a)(d)	6,450	532,448
Mastercard, Inc. (d)	3,100	667,120
		1,199,568
Life Science Tools & Services - 0.9%
Waters Corp. (a)(d)	8,900	703,723

Machinery - 3.5%
Cummins, Inc. (d)	4,800	611,376
Flowserve Corp. (d)	5,300	509,860
Manitowoc Co. (d)	12,450	607,933
Paccar, Inc. (d)	10,750	585,660
Toro Co. (d)	10,050	547,122
		2,861,951
Media - 0.8%
Central European Media Enterprise (a) (b)(d)	5,350	620,493

Medical Devices - 1.0%
Intuitive Surgical, Inc. (a)(d)	2,400	778,800

Metals & Mining - 1.9%
AK Steel Holding Corp. (a)(d)	13,650	631,176
Allegheny Technologies, Inc. (d)	5,850	505,440
Southern Copper Corp. (d)	4,250	446,802
		1,583,418
Oil, Gas & Consumable Fuels - 1.3%
Denbury Resources, Inc. (a)(d)	17,800	529,550
Frontline Ltd. (b)(d)	10,250	492,000
		1,021,550
Personal Products - 0.6%
Avon Products, Inc. (d)	11,600	458,548

Pharmaceuticals - 0.6%
Allergan, Inc. (d)	7,300	468,952

Real Estate Investment Trusts - 0.7%
Plum Creek Timber Co. (d)	12,400	570,896

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Road & Rail - 0.6%
JB Hunt Transport Services, Inc. (d)	18,150	$500,033

Semiconductor & Semiconductor Equipment - 2.5%
Cypress Semiconductor Corp. (a)	21,450	772,844
MEMC Electronic Materials, Inc. (a)	7,200	637,128
Nvidia Corp. (a)	17,400	591,948
		2,001,920
Software - 2.6%
Autodesk, Inc. (a)	12,100	602,096
Factset Research Systems, Inc.	9,300	518,010
Jack Henry & Associates, Inc.	20,000	486,800
Salesforce.com, Inc. (a)	7,800	488,982
		2,095,888
Specialty Retail - 0.8%
Gamestop Corp. (a)	9,850	611,784

Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (a)	8,650	318,406
Nike, Inc.	9,600	616,703
		935,109
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	16,950	573,588

TOTAL COMMON STOCKS (Cost $42,660,092)		49,095,375

Total Investments (Cost $42,660,092) - 60.4%		49,095,375

REPURCHASE AGREEMENTS - 7.5%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 1/2/2008,
repurchase price $6,095,553 (c)(d)	$6,094,034	6,094,034

TOTAL REPURCHASE AGREEMENTS (Cost $6,094,034)		6,094,034

Other Assets in Excess of Liabilities - 32.1%		26,068,116
TOTAL NET ASSETS - 100.0%		$81,257,525

Percentages are stated as a percent of net assets.

(a) Non-income Producing.
(b) Foreign Issued Securities.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(d) All or a portion of the shares have been committed as collateral for open short positions.

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS
ACI Worldwide, Inc.	26,100	$496,944
Adtran, Inc.	27,050	578,329
Advance Auto Parts	15,600	592,644
The AES Corp.	28,250	604,267
Akamai Technologies, Inc.	16,550	572,630
American Eagle Outfitters	24,850	516,134
AMR Corp.	22,550	316,376
Analog Devices, Inc.	13,850	439,045
APP Pharmaceuticals, Inc.	22,550	231,588
Avery Dennison Corp.	8,850	470,289
Ball Corp.	13,800	621,000
Bank of Hawaii Corp.	12,050	616,237
Bare Escentuals, Inc.	22,700	550,475
Barr Pharmaceuticals, Inc.	11,850	629,235
Bed Bath & Beyond, Inc.	15,500	455,545
Best Buy Co, Inc.	10,900	573,885
BJ Services Co.	18,650	452,449
The Black & Decker Corp.	6,900	480,585
Brown & Brown, Inc.	20,800	488,800
CBRL Group, Inc.	16,800	544,152
The Cheesecake Factory	25,000	592,750
Choice Hotels International, Inc.	15,000	498,000
Cognizant Technology Solutions Corp.	18,500	627,890
Con-way, Inc.	9,750	405,015
Copa Holdings SA (a)	18,000	676,260
The Corporate Executive Board Co.	8,500	510,850
Cousins Properties, Inc.	21,550	476,255
CSG Systems International	24,600	362,112
DPL, Inc.	21,200	628,580
Eagle Materials, Inc.	13,100	464,788
Ecolab, Inc.	12,500	640,125
Embarq Corp.	10,550	522,541
Endo Pharmaceuticals Holdings, Inc.	21,000	560,070
Forest Laboratories, Inc.	13,600	495,720
H&R Block, Inc.	32,650	606,310
Harman International Industries, Inc.	7,800	574,938
Harte-Hanks, Inc.	25,150	435,095
Herman Miller, Inc.	19,500	631,605
Hershey Foods Corp.	12,700	500,380
HNI Corp.	14,050	492,593
International Game Technology	14,050	617,216
Kilroy Realty Corp.	10,000	549,600
Laboratory Corp Of America Holdings	8,000	604,240
Lexmark International, Inc.	13,900	484,554
Limited Brands	20,700	391,851
Linear Technology Corp.	19,100	607,953
Medicis Pharmaceutical	18,500	480,445
Microchip Technology, Inc.	19,700	618,974

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

Monster Worldwide, Inc.	15,100	$489,240
Moody's Corp.	11,800	421,260
National Semiconductor Corp.	22,850	517,324
Network Appliance, Inc.	17,500	436,800
Nucor Corp.	10,450	618,849
Office Depot, Inc.	15,800	219,778
Pactiv Corp.	23,800	633,794
Pall Corp.	15,600	628,992
Panera Bread Co.	11,250	402,975
Parametric Technology Corp.	33,650	600,653
Patterson Companies, Inc.	19,300	655,235
PDL Biopharmaceuticals, Inc.	26,400	462,528
Peoples United Financial, Inc.	34,500	614,100
Pool Corporation	15,350	304,391
QLogic Corp.	31,200	443,040
Rambus, Inc.	27,050	566,427
Red Hat, Inc.	28,450	592,898
Resmed, Inc.	12,500	656,625
Robert Half International, Inc.	17,250	466,440
The Scotts Co.	15,300	572,526
Sepracor, Inc.	13,450	353,063
The Sherwin-Williams Co.	9,500	551,380
Sonoco Products Co.	20,150	658,502
The St. Joe Co.	13,800	490,038
Starwood Hotels & Resorts Worldwide	9,250	407,278
Sunoco, Inc.	7,250	525,190
Superior Energy Services	18,000	619,560
Sysco Corp.	16,800	524,328
TCF Financial Corp.	26,300	471,559
Tetra Technologies, Inc.	20,700	322,299
Thor Industries, Inc.	10,900	414,309
Titanium Metals Corp.	18,950	501,228
TJX Cos, Inc.	17,700	508,521
Tractor Supply Co.	12,700	456,438
UDR, Inc.	23,300	462,505
UST, Inc.	11,500	630,200
UTI Worldwide, Inc. (a)	23,300	456,680
Valeant Pharmaceuticals International	39,500	472,815
Valueclick, Inc.	27,900	611,010
Varian Medical Systems, Inc.	12,700	662,432
Vertex Pharmaceuticals, Inc.	17,200	399,556
Waste Management, Inc.	15,050	491,684
WESCO International, Inc.	10,450	414,238
Western Refining, Inc.	18,800	455,148
Whole Foods Market, Inc.	11,850	483,481

TOTAL COMMON STOCKS (Proceeds $52,983,896)		47,934,636

Total Securities Sold Short (Proceeds $52,983,897)		$47,934,636

(a) Foreign Issued Securities.

Underlying Funds Trust
Long/Short Equity―REIT-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 97.6%

Commercial Services & Supplies - 2.7%
Corrections Corp. of America (a)(c)	55,900	$1,649,609

Diversified REITs - 4.3%
Investors Real Estate Trust (c)	179,100	1,606,527
Mission West Properties (c)	16,127	153,368
Washington Real Estate Investment Trust (c)	27,500	863,775
		2,623,670
Hotels, Restaurants & Leisure - 2.3%
Choice Hotels International, Inc. (c)	15,000	498,000
Host Marriott Corp. (c)	32,300	550,392
Marriott International, Inc. - Class A (c)	10,500	358,890
		1,407,282
Industrial/Office - 18.3%
AMB Property Corp. (c)	22,300	1,283,588
BioMed Realty Trust, Inc. (c)	14,300	331,331
Douglas Emmett, Inc. (c)	11,700	264,537
Eastgroup Properties (c)	22,800	954,180
First Industrial Realty Trust, Inc. (c)	44,500	1,539,700
Highwoods Properties, Inc. (c)	77,307	2,271,280
Kilroy Realty Corp. (c)	37,800	2,077,488
PS Business Parks, Inc. (c)	15,400	809,270
WP Carey & Co. LLC (c)	50,550	1,678,260
		11,209,634
Health Care REITs - 12.2%
LTC Properties, Inc. (c)	98,568	2,469,128
Nationwide Health Properties, Inc. (c)	42,100	1,320,677
Omega Healthcare Investors, Inc. (c)	135,422	2,173,523
Universal Health Realty Income Trust (c)	10,593	375,416
Ventas, Inc. (c)	24,900	1,126,725
		7,465,469
Hybrid REITs - 1.2%
iStar Financial, Inc. (c)	27,800	724,190

Lodging/Resorts REITs - 3.7%
Hersha Hospitality Trust (c)	174,479	1,657,550
Sunstone Hotel Investors, Inc. (c)	31,120	569,185
		2,226,735
Mortgage REITs - 13.2%
Annaly Mortgage Management, Inc. (c)	146,500	2,663,370
Anthracite Capital, Inc. (c)	74,200	537,208
Anworth Mortgage Asset Corp. (c)	82,500	681,450
Capstead Mortgage Corp. (c)	142,500	1,879,575
Gramercy Cap Corp. (c)	35,500	863,005
MFA Mortgage Investments, Inc. (c)	153,520	1,420,060
		8,044,668

Underlying Funds Trust
Long/Short Equity―REIT-1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Residential REITs - 6.9%
American Campus Communities, Inc. (c)	36,200	971,970
Education Realty Trust, Inc. (c)	92,200	1,036,328
GMH Communities Trust (c)	168,400	929,568
Mid-America Apartment Communities, Inc. (c)	29,900	1,278,225
		4,216,091
Retail REITs - 16.9%
Agree Realty Corp. (c)	50,999	1,535,070
AmREIT, Inc. (c)	18,600	133,176
Associated Estates Realty Corp. (c)	117,379	1,108,058
Inland Real Estate Corp. (c)	55,300	783,048
The Macerich Co. (c)	7,700	547,162
Pennsylvania Real Estate Investment Trust (c)	69,000	2,047,920
Ramco-Gershenson Properties (c)	20,800	444,496
Regency Centers Corp. (c)	6,300	406,287
Simon Property Group, Inc. (c)	18,100	1,572,166
Taubman Centers, Inc. (c)	12,500	614,875
Urstadt Biddle Properties, Inc. (c)	74,811	1,159,570
		10,351,828
Self Storage REITs - 2.0%
Extra Space Storage, Inc. (c)	25,500	364,395
Public Storage, Inc. (c)	11,800	866,238
		1,230,633
Specialty REIT's - 13.9%
Digital Realty Trust, Inc. (c)	37,900	1,454,223
Entertainment Properties Trust	24,100	1,132,700
Plum Creek Timber Co.	64,000	2,946,560
Potlatch Corp.	66,700	2,964,148
		8,497,631

TOTAL COMMON STOCKS (Cost $61,740,396)		59,647,440

Total Investments (Cost $61,740,396) - 97.6%		59,647,440

REPURCHASE AGREEMENTS - 1.0%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 1/2/2008,
repurchase price $620,625 (b)(c)	$620,563	620,563

TOTAL REPURCHASE AGREEMENTS (Cost $620,563)		620,563

Other Assets in Excess of Liabilities - 1.4%		848,015
TOTAL NET ASSETS - 100.0%		$61,139,917

Percentages are stated as a percent of net assets.

(a) Non-income Producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(c) All or a portion of the shares have been committed as collateral for open short positions.

Underlying Funds Trust
Long/Short Equity―REIT-1 Portfolio
Schedule of Securities Sold Short
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK
Acadia Realty Trust	18,200	$466,102
Alesco Financial, Inc.	133,444	437,696
American Land Lease, Inc.	23,941	474,750
Apartment Investment & Management Co.	33,000	1,146,090
Ashford Hospitality Trust, Inc.	141,985	1,020,872
AvalonBay Communities, Inc.	7,300	687,222
Bimini Capital Management, Inc. Class A	71,000	17,750
BRE Properties	19,100	774,123
Camden Property Trust	18,400	885,960
Capital Lease Funding, Inc.	59,478	500,805
Capital Trust Inc/NY	17,400	533,310
CapitalSource, Inc.	71,500	1,257,685
CBRE Realty Finance, Inc.	237,722	1,269,435
Cogdell Spencer, Inc.	61,975	987,262
Colonial Properties Trust	105,900	2,396,517
Corporate Office Properties Trust	29,000	913,500
Cousins Properties, Inc.	50,037	1,105,818
Equity Lifestyle Properties, Inc.	15,350	701,034
FelCor Lodging Trust, Inc.	10,300	160,577
First Potomac Realty Trust	16,445	284,334
Forest City Enterprises, Inc.	48,400	2,150,896
HCP, Inc.	45,500	1,582,490
Health Care REIT, Inc.	3,100	138,539
Healthcare Realty Trust, Inc.	76,300	1,937,257
Hilltop Holdings, Inc.	323,954	3,537,578
Jer Investors Trust, Inc.	35,800	385,566
Kimco Realty Corp.	18,500	673,400
Lexington Corporate Properties Trust	86,400	1,256,256
Liberty Property Trust	61,400	1,768,934
Maguire Properties, Inc.	137,900	4,063,913
Medical Properties Trust, Inc.	157,700	1,606,963
Municipal Mortgage & Equity LLC	49,489	734,417
National Retail Properties, Inc.	11,200	261,856
Newcastle Investment Corp.	121,200	1,570,752
Quadra Realty Trust, Inc.	105,652	849,442
Rayonier, Inc.	46,420	2,192,881
Saul Centers, Inc.	23,900	1,276,977
The St. Joe Co.	58,236	2,067,960
Strategic Hotels & Resorts, Inc.	70,500	1,179,465
Supertel Hospitality, Inc.	44,879	275,557
Tanger Factory Outlet Centers, Inc.	14,900	561,879
Travelcenters Of America LLC	223,249	2,790,613
U-Store-It Trust	208,399	1,908,935
Vornado Realty Trust	15,700	1,380,815
Weingarten Realty Investors	32,700	1,028,088

TOTAL COMMON STOCK (Proceeds $60,282,412)		53,202,271

Total Securities Sold Short (Proceeds $60,282,412)		$53,202,271

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 77.2%

Aerospace & Defense - 1.5%
Herley Industries, Inc. (a)	25,000	$343,750
Honeywell International, Inc.	1,000	61,570
Kaman Corp.	8,500	312,885
		718,205
Auto Components - 0.2%
Midas, Inc. (a)	5,000	73,300

Biotechnology - 1.6%
Coley Pharmaceuticals Group (a)	20,000	160,000
Pharmion Corp. (a)	9,500	597,170
		757,170
Building Products - 2.1%
Goodman Global, Inc. (a)	10,000	245,400
Griffon Corp. (a)	2,000	24,900
Trane, Inc.	15,000	700,650
		970,950
Capital Markets - 0.3%
BKF Capital Group, Inc. (a)	3,000	6,660
SWS Group, Inc.	12,500	158,375
		165,035
Chemicals - 2.5%
Ferro Corp.	15,000	310,950
Hercules, Inc.	4,000	77,400
Imperial Chemical Industries Plc	40,000	531,093
Sensient Technologies Corp.	10,000	282,800
		1,202,243
Commercial Banks - 1.7%
Commerce Bancorp Inc.	15,000	572,100
PNC Financial Services Group	2,255	148,041
Wachovia Corp.	2,000	76,060
		796,201
Commercial Services & Supplies - 0.5%
First Consulting Group, Inc. (a)	1,000	12,930
H&R Block, Inc.	4,000	74,280
Republic Services, Inc.	3,000	94,050
Waste Industries USA, Inc.	1,000	36,300
		217,560
Communications Equipment - 0.1%
Belden CDT, Inc.	1,000	44,500

Computer Programming Services - 0.7%
BEA Systems, Inc. (a)	22,000	347,160

Consumer Finance - 1.3%
American Express Co.	4,000	208,080
SLM Corp.	20,000	402,800
		610,880

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Containers & Packaging - 0.0%
Myers Industries, Inc.	1,500	$21,705

Diversified Financial Services - 1.3%
Citigroup, Inc.	12,000	353,280
GATX Corp.	7,000	256,760
		610,040
Diversified Telecommunication Services - 1.2%
Asia Satellite Telecommunications Holdings Ltd. - ADR	4,000	74,400
Cincinnati Bell, Inc. (a)	20,000	95,000
Portugal Telecom SGPS SA (b)	10,000	130,561
Sprint Corp.	20,000	262,600
		562,561
Electric Utilities - 1.0%
DPL, Inc.	2,000	59,300
Endesa SA (b)	5,000	265,728
NSTAR	3,000	108,660
Westar Energy, Inc.	1,500	38,910
		472,598
Electrical Equipment - 6.6%
Cooper Industries Ltd. (b)	2,000	105,760
Genlyte Group, Inc. (a)	28,000	2,665,600
S L Industries, Inc. (a)	6,500	130,780
Thomas & Betts Corp. (a)	4,000	196,160
		3,098,300
Electronic Equipment & Instruments - 0.8%
Excel Technology, Inc. (a)	10,000	271,000
Park Electrochemical Corp.	3,000	84,720
		355,720
Energy Equipment & Services - 2.2%
Grant Prideco, Inc. (a)	9,000	499,590
Rowan Companies, Inc.	14,000	552,440
		1,052,030
Food & Staples Retailing - 0.3%
BJ's Wholesale Club, Inc. (a)	500	16,915
Supervalu, Inc.	3,000	112,560
		129,475
Food Products - 2.2%
Cadbury Schweppes Plc - ADR	10,000	493,700
Campbell Soup Co.	2,000	71,460
HJ Heinz Co.	4,000	186,720
Sara Lee Corp.	5,000	80,300
Tootsie Roll Industries, Inc.	8,120	222,650
		1,054,830

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Health Care Equipment & Supplies - 5.1%
Advanced Medical Optics, Inc. (a)	19,000	$466,070
Angiodynamics, Inc. (a)	14,000	266,560
Conmed Corp. (a)	2,500	57,775
Hologic, Inc. (a)	520	35,693
Kensey Nash Corp. (a)	1,000	29,920
Osteotech, Inc. (a)	1,000	7,820
Regeneration Technologies, Inc. (a)	4,500	39,060
Respironics, Inc. (a)	20,000	1,309,600
St. Jude Medical, Inc. (a)	5,000	203,200
		2,415,698
Health Care Providers & Services - 0.1%
Chemed Corp.	500	27,940

Health Care Technology - 0.1%
Amicas, Inc. (a)	18,000	47,880

Hotels Restaurants & Leisure - 5.3%
Boyd Gaming Corp.	11,000	374,770
Churchill Downs, Inc.	6,000	323,820
Dover Motorsports, Inc.	2,000	13,100
Harrah's Entertainment, Inc.	17,000	1,508,750
Ladbrokes Plc (b)	10,294	66,238
The Steak N Shake Co. (a)	20,000	218,000
		2,504,678
Household Durables - 0.7%
Harman International Industries, Inc.	1,400	103,194
Nobility Homes, Inc.	7,000	127,750
Skyline Corp.	3,000	88,050
		318,994
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	3,000	130,020

Insurance - 1.8%
Alfa Corp.	1,000	21,670
CNA Surety Corp. (a)	10,000	197,900
The Midland Co.	10,000	646,900
		866,470
Internet Software & Services - 0.0%
Jupitermedia Corp. (a)	2,000	7,640

IT Services - 0.1%
Affiliated Computer Services, Inc. (a)	1,500	67,650

Leisure Equipment & Products - 0.1%
Fairchild Corp. (a)	11,000	28,600

Life Sciences Tools & Services - 0.0%
Ventana Medical Systems (a)	100	8,723

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Machinery - 1.8%
Ampco-Pittsburgh Corp.	6,000	$228,780
ITT Industries, Inc.	3,500	231,140
Navistar International Corp. (a)	5,000	271,000
Tennant Co.	1,500	66,435
Watts Water Technologies, Inc.	2,000	59,600
		856,955
Media - 8.5%
Cablevision Systems Corp. (a)	30,000	735,000
CBS Corp.	4,500	120,375
Clear Channel Communications, Inc.	20,000	690,400
DIRECTV Group Inc/The (a)	20,000	462,400
Discovery Holding Co. (a)	2,000	50,280
EchoStar Communications Corp. (a)	4,000	150,880
Emmis Communications Corp. (a)	15,000	57,750
Fisher Communications, Inc. (a)	4,000	151,840
Gemstar-TV Guide International, Inc. (a)	140,000	666,400
Liberty Media Corp. (a)	3,000	349,470
Lin TV Corp. (a)	20,000	243,400
McClatchy Co.	6,000	75,120
Media General, Inc.	3,500	74,375
Salem Communications Corp.	5,000	32,950
Triple Crown Media, Inc. (a)	500	2,365
Warner Music Group Corp.	20,000	121,200
Young Broadcasting, Inc. (a)	19,200	20,160
		4,004,365
Metals & Mining - 0.7%
Alcoa, Inc.	2,000	73,100
Barrick Gold Corp. (b)	6,000	252,300
Claymont Steel Holdings, Inc. (a)	500	11,675
WHX Corp. (a)	6,000	22,800
		359,875
Multi-Utilities - 3.8%
Aquila, Inc. (a)	250,000	932,500
Energy East Corp.	12,000	326,520
Northwestern Corp.	19,000	560,500
Suez Strip (a)(b)(c)	3,200	47
		1,819,567
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.	1,000	65,690
ChevronTexaco Corp.	1,000	93,330
James River Coal Co. (a)	27,000	301,860
Westernzagros Resources Ltd. (a)(b)	10,000	24,317
		485,197

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

Pharmaceuticals - 5.3%
Adams Respiratory Therapeutics (a)	16,000	$955,840
Allergan, Inc.	400	25,696
Alpharma, Inc. (a)	9,000	181,350
Aspreva Pharmaceuticals Corp. (a)(b)	1,000	26,000
Bradley Pharmaceuticals, Inc. (a)	200	3,940
MGI Pharma, Inc. (a)	28,300	1,146,999
Taro Pharmaceutical Industries Ltd. (a)(b)	500	3,863
Wyeth	3,500	154,665
		2,498,353
Software - 4.7%
Borland Software Corp. (a)	6,500	19,565
Cognos, Inc. (a)(b)	25,000	1,439,250
GSE Systems, Inc. (a)	283	2,898
NAVTEQ Corp. (a)	10,000	756,000
		2,217,713
Specialty Retail - 0.3%
CSK Auto Corp. (a)	25,000	125,250
Pier 1 Imports, Inc. (a)	3,000	15,690
		140,940
Trading Companies & Distributors - 0.4%
UAP Holdings Corp.	5,000	193,000

Thrifts & Mortgage Finance - 0.5%
Flushing Financial Corp.	4,000	64,200
NewAlliance Bancshares, Inc.	15,000	172,800
		237,000
Wireless Telecommunication Services - 8.5%
Centennial Communications Corp. (a)	20,000	185,800
Millicom International Cellular SA (a)(b)	2,500	294,850
Price Comm. Corp. Liquid Trust (a)(d)	1,000	0
Rural Cellular Corp. (a)	37,500	1,653,375
Suncom Wireless Holdings, Inc. (a)	50,000	1,334,000
United States Cellular Corp. (a)	6,500	546,650
		4,014,675

TOTAL COMMON STOCKS (Cost $36,628,778)		36,512,396

CONVERTIBLE PREFERRED STOCKS - 0.1%
Media - 0.10%
Shaw Communications, Inc. - ADR	2,000	47,360

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $26,347)		47,360

WARRANTS - 0.0%
Westernzagros Resources Ltd. (a)	1,000	152

TOTAL WARRANTS (Cost $16,544)		152

Total Investments (Cost $36,671,669) - 77.3%		36,559,908

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
December 31, 2007

	Shares or
	Principal Amount	Value

REPURCHASE AGREEMENTS - 23.1%
The Bear Stearns Companies, Inc.,
1.500%, dated 12/31/2007, due 1/2/2008,
repurchase price $10,930,688 (e)(f)	$10,927,982	10,927,982

TOTAL REPURCHASE AGREEMENTS (Cost $10,927,982)		10,927,982

Total Investments (Cost $47,599,651) - 100.4%		47,487,890
Liabilities in Excess of Other Assets - (0.4)%		(196,851)
TOTAL NET ASSETS - 100.0%		$47,291,039

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.

(a) Non-income Producing.
(b) Foreign Issued Securities.
(c) Illiquid Security. The market value of these securities total $47, which represents 0.0% of total net assets.
(d) Fair-valued security. The market value of these securities total $0, which represents 0.0% of total net assets.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(f) All or a portion of the shares have been committed as collateral for open short foreign currencies.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2007

	Convertible Bond Arbitrage-1 Portfolio	Deep Value Hedged Income-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $61,108,138, $62,143,710)	$63,423,664	$55,599,225
Repurchase Agreements (cost $4,802,079, $26,448,946)	4,802,079	26,448,946
Cash	6,000	—
Dividends and interest receivable	382,943	1,452,191
Deposits for short sales	31,480,481	1,985,558
Total Assets	100,095,167	85,485,920

Liabilities:
Securities sold short, at value (proceeds $29,479,858, $1,014,489)	30,616,602	807,290
Written option contracts, at value (premiums received $60,602, $0)	71,579	—
Payable for investments purchased	—	3,079,060
Payable to Advisor	115,100	137,601
Payable to Custodian	—	75,219
Accrued expenses and other liabilities	28,944	35,290
Total Liabilities	30,832,225	4,134,460

Net Assets	$69,262,942	$81,351,460

Net Assets Consist of:
Shares of beneficial interest	$69,408,940	$87,689,126
Undistributed net investment income (loss)	(501,047)	—
Accumulated net realized gain (loss)	(812,756)	(380)
Net unrealized appreciation (depreciation) on:
Investments	2,315,526	(6,544,485)
Short positions	(1,136,744)	207,199
Written option contracts	(10,977)	—
Total Net Assets	$69,262,942	$81,351,460

Shares outstanding (unlimited shares authorized, $0.001 par value)	6,879,706	8,276,183

Net asset value, offering and redemption price per share	$10.07	$9.83

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2007

	Distressed Securities & Special Situations- 1 Portfolio	Equity Options Overlay-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $36,721,222, $52,531,552)	$36,494,304	$51,827,310
Repurchase Agreements (cost $58,319,604, $7,270,358)	58,319,604	7,270,358
Cash	217,178	12,000
Receivable for investments sold	2,322,108	—
Dividends and interest receivable	426,995	54,966
Deposit for short sales	6,531,626	2,342,747
Total Assets	104,311,815	61,507,381

Liabilities:
Securities sold short, at value (proceeds $7,246,871, $2,426,498)	6,332,263	2,277,600
Foreign currency, at value (cost $648, $0)	736	—
Written option contracts, at value (premiums received $0, $2,505,632)	—	1,815,309
Payable for investments purchased	5,297,979	—
Payable to Advisor	155,611	97,373
Accrued expenses and other liabilities	39,326	24,316
Total Liabilities	11,825,915	4,214,598

Net Assets	$92,485,900	$57,292,783

Net Assets Consist of:
Shares of beneficial interest	$92,173,318	$57,649,019
Undistributed net investment income (loss)	5,660	1,800
Accumulated net realized gain (loss)	(381,161)	(493,015)
Net unrealized appreciation (depreciation) on:
Investments	(226,918)	(704,242)
Foreign currency and foreign currency translation	393	—
Short positions	914,608	148,898
Written option contracts	—	690,323
Total Net Assets	$92,485,900	$57,292,783

Shares outstanding (unlimited shares authorized, $0.001 par value)	10,170,733	5,555,275

Net asset value, offering and redemption price per share	$9.09	$10.31

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2007

	Fixed Income Arbitrage-1 Portfolio	Global Hedged Income-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $38,411,577, $64,407,752)	$32,985,798	$64,001,376
Repurchase Agreements (cost $32,861,694, $10,636,194)	32,861,694	10,636,194
Foreign currency, at value (cost $0, $88,575)	—	88,690
Cash	—	93,331
Receivable from variation margin of futures	254,032	—
Net receivable for forward currency contracts	2,942	—
Dividends and interest receivable	480,978	1,235,302
Deposit for short sales	—	3,576,990
Swap payments paid	3,641,148	31,125
Net unrealized gain on swaps	14,285,962	—
Total Assets	84,512,554	79,663,008

Liabilities:
Securities sold short, at value (proceeds $0, $857,342)	—	940,753
Foreign currency, at value (cost $0, $2,787)	—	2,866
Written option contracts, at value (premiums received $3,540, $0)	46,800	—
Payable to Advisor	117,426	132,856
Collateral received on open swap contracts	14,794,660	—
Payable to broker for swap payments	392,317	—
Unrealized loss on swaps	—	88,690
Accrued expenses and other liabilities	29,200	33,269
Total Liabilities	15,380,403	1,198,434

Net Assets	$69,132,151	$78,464,574

Net Assets Consist of:
Shares of beneficial interest	$78,748,061	$79,011,517
Undistributed net investment income (loss)	(2,065,644)	88,661
Accumulated net realized gain (loss)	(17,835,924)	(67,596)
Net unrealized appreciation (depreciation) on:
Investments	(5,425,779)	(406,376)
Foreign currency and foreign currency translation	—	10,469
Forward foreign currency contracts	2,942	—
Short positions	—	(83,411)
Future contracts	1,465,793	—
Written option contracts	(43,260)	—
Swap contracts	14,285,962	(88,690)
Total Net Assets	$69,132,151	$78,464,574

Shares outstanding (unlimited shares authorized, $0.001 par value)	7,910,350	7,688,505

Net asset value, offering and redemption price per share	$8.74	$10.21

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2007

	Long/Short Equity―Deep Discount Value-1 Portfolio	Long/Short Equity―Earnings Revision-1 Portfolio
Assets:
Unaffiliated issuers, at value (cost $45,163,622, $45,841,564)	$44,066,807	$54,218,153
Affiliated issuers, at value (cost $1,195,237, $0) (See Note 6)	615,144	—
Repurchase Agreements (cost $4,635,076, $5,125,324)	4,635,076	5,125,324
Cash	16,035	—
Dividends and interest receivable	28,200	75,999
Deposit for short sales	11,398,922	54,891,145
Total Assets	60,760,184	114,310,621

Liabilities:
Securities sold short, at value (proceeds $11,491,000, $61,422,291)	10,677,569	53,585,249
Written option contracts, at value (premiums received $56,994, $0)	54,248	—
Payable for investments purchased	895,013	—
Payable to Advisor	77,948	104,718
Payable to Custodian	—	987
Payable to broker for dividends on securities sold short	20,588	—
Accrued expenses and other liabilities	21,296	25,383
Total Liabilities	11,746,662	53,716,337

Net Assets	$49,013,522	$60,594,284

Net Assets Consist of:
Shares of beneficial interest	$50,478,231	$47,507,946
Undistributed net investment income (loss)	—	—
Accumulated net realized gain (loss)	(603,978)	(3,127,291)
Net unrealized appreciation (depreciation) on:
Investments	(1,676,908)	8,376,589
Short positions	813,431	7,837,042
Written option contracts	2,746	—
Total Net Assets	$49,013,522	$60,594,286

Shares outstanding (unlimited shares authorized, $0.001 par value)	5,833,462	5,042,959

Net asset value, offering and redemption price per share	$8.40	$12.02

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2007

	Long/Short Equity―Global-1 Portfolio	Long/Short Equity―Growth-1 Portfolio
Assets:
Unaffiliated issuers, at value (cost $30,232,936, $51,981,333)	$36,548,859	$52,719,500
Repurchase Agreements (cost $2,363,039, $6,378,986)	2,363,039	6,378,986
Foreign currency, at value (cost $5,268,814, $0)	5,347,138	—
Dividends and interest receivable	31,180	45,449
Deposits for short sales	—	22,091,065
Total Assets	44,290,216	81,235,000

Liabilities:
Securities sold short, at value (proceeds $0, $22,451,172)	—	21,460,857
Payable to Advisor	78,104	100,390
Payable to Custodian	—	38,898
Accrued expenses and other liabilities	18,397	25,353
Total Liabilities	96,501	21,625,498

Net Assets	$44,193,715	$59,609,502

Net Assets Consist of:
Shares of beneficial interest	$37,847,679	$60,267,030
Undistributed net investment income (loss)	(48,303)	—
Accumulated net realized gain (loss)	—	(2,386,010)
Net unrealized appreciation (depreciation) on:
Investments	6,315,923	738,167
Foreign currency	78,416	—
Short positions	—	990,315
Total Net Assets	$44,193,715	$59,609,502

Shares outstanding (unlimited shares authorized, $0.001 par value)	3,363,631	5,919,483

Net asset value, offering and redemption price per share	$13.14	$10.07

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2007

	Long/Short Equity―Healthcare/Biotech-1 Portfolio	Long/Short Equity―International-1 Portfolio
Assets:
Unaffiliated issuers, at value (cost $31,270,225, $38,659,495)	$31,468,587	$38,490,385
Repurchase Agreements (cost $92,330, $10,189,787)	92,330	10,189,787
Foreign currency, at value (cost $0, $337,441)	—	341,746
Cash	22,138	1,107
Receivable for investments sold	—	339,445
Dividends and interest receivable	30,583	80,503
Deposits for short sales	32,839,761	42,465,408
Total Assets	64,453,399	91,908,381

Liabilities:
Securities sold short, at value (proceeds $32,184,209, $37,547,751)	31,070,970	36,411,815
Payable for investments purchased	—	655,506
Payable at broker for cover short sales	43,582	132,427
Payable to Advisor	54,756	92,046
Payable to broker for dividends on securities sold short	2,775	52,232
Accrued expenses and other liabilities	13,929	23,057
Total Liabilities	31,186,012	37,367,083

Net Assets	$33,267,387	$54,541,298

Net Assets Consist of:
Shares of beneficial interest	$33,921,646	$54,069,724
Undistributed net investment income (loss)	1,507	(17,933)
Accumulated net realized gain (loss)	(1,967,367)	(474,807)
Net unrealized appreciation (depreciation) on:
Investments	198,362	(169,110)
Foreign currency	—	(2,512)
Short positions	1,113,239	1,135,936
Total Net Assets	$33,267,387	$54,541,298

Shares outstanding (unlimited shares authorized, $0.001 par value)	3,420,288	5,436,267

Net asset value, offering and redemption price per share	$9.73	$10.03

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2007

	Long/Short Equity―Momentum- 1 Portfolio	Long/Short Equity―REIT-1 Portfolio
Assets:
Unaffiliated issuers, at value (cost $42,660,092, $61,740,396)	$49,095,375	$59,647,440
Repurchase Agreements (cost $6,094,034, $620,563)	6,094,034	620,563
Dividends and interest receivable	73,179	43,870
Deposits for short sales	49,054,468	54,511,079
Receivable for fund shares issued	25,000,000	—
Total Assets	129,317,056	114,822,952

Liabilities:
Securities sold short, at value (proceeds $52,983,897, $60,282,412)	47,934,636	53,202,271
Payable to Advisor	93,926	107,041
Payable to broker for dividends on securities sold short	7,265	347,535
Accrued expenses and other liabilities	23,704	26,188
Total Liabilities	48,059,531	53,683,035

Net Assets	$81,257,525	$61,139,917

Net Assets Consist of:
Shares of beneficial interest	$72,384,576	$56,562,213
Undistributed net investment income (loss)	—	—
Accumulated net realized gain (loss)	(2,611,595)	(409,481)
Net unrealized appreciation (depreciation) on:
Investments	6,435,283	(2,092,956)
Short positions	5,049,261	7,080,141
Total Net Assets	$81,257,525	$61,139,917

Shares outstanding (unlimited shares authorized, $0.001 par value)	8,048,621	5,459,967

Net asset value, offering and redemption price per share	$10.10	$11.20

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Assets and Liabilities
December 31, 2007

Merger Arbitrage-1 Portfolio
Assets:
Unaffiliated issuers, at value (cost $36,671,669)	$36,559,908
Repurchase Agreements (cost $10,927,982)	10,927,982
Foreign currency, at value (cost $2,108)	1,989
Receivable from brokers for proceeds on securities sold short	—
Receivable for investments sold	94,921
Dividends and interest receivable	76,715
Total Assets	47,661,515

Liabilities:
Foreign currency, at value (cost $263,282)	266,793
Payable to Advisor	80,735
Accrued expenses and other liabilities	22,948
Total Liabilities	370,476

Net Assets	$47,291,039

Net Assets Consist of:
Shares of beneficial interest	$47,335,433
Undistributed (accumulated) net investment income (loss)	(8,068)
Accumulated net realized gain (loss)	79,100
Net unrealized appreciation (depreciation) on:
Investments	(111,761)
Foreign currency and foreign currency translation	(3,665)
Total Net Assets	$47,291,039

Shares outstanding (unlimited shares authorized, $0.001 par value)	4,645,244

Net asset value, offering and redemption price per share	$10.18

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Period Ended December 31, 2007(1)	Convertible Bond Arbitrage-1 Portfolio	Deep Value Hedged Income-1 Portfolio
Investment Income:
Dividend income	$24,829	$—
Interest income	1,591,024	2,924,907
Total Investment Income	1,615,853	2,924,907

Expenses:
Investment advisory fees	852,591	690,546
Operating service fees	202,460	163,820
Total operating expenses before interest expense and
dividends on short positions	1,055,051	854,366
Interest expense on credit facility	27,713	26,006
Dividends on short positions	52,217	34,708
Total Expenses	1,134,981	915,080

Net Investment Income	480,872	2,009,827

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	2,208,315	19,263
Short positions	(1,579,652)	(264)
Written option contracts	(782)	(22,114)

Net Realized Gain (Loss)	627,881	(3,115)
Change in unrealized appreciation (depreciation) on:
Investments	1,092,564	(6,544,485)
Short positions	(554,197)	207,199
Written option contracts	(10,977)	—
Net Change in Unrealized Appreciation (Depreciation)	527,390	(6,337,286)
Net Realized and Unrealized Gain (Loss)	1,155,271	(6,340,401)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,636,143	$(4,330,574)

(1) Commencement of operations for the Deep Value Hedged Income-1 Portfolio was May 1, 2007.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Period Ended December 31, 2007(1)	Distressed Securities & Special Situations- 1 Portfolio	Equity Options Overlay-1 Portfolio
Investment Income:
Dividend income	717,867	503,666
Interest income	3,033,818	172,133
Total Investment Income	3,751,685	675,799

Expenses:
Investment advisory fees	1,922,392	713,787
Operating service fees	452,134	168,968
Total operating expenses before interest expense and
dividends on short positions	2,374,526	882,755
Interest expense on credit facility	90,102	47,389
Dividends on short positions	217,999	18,866
Total Expenses	2,682,627	949,010

Net Investment Income (Loss)	1,069,058	(273,211)

Realized and Unrealized Gain (Loss)
Realized Gain (Loss) on:
Investments	8,260,007	(1,337,500)
Foreign currency and foreign currency translation	(17,804)	96
Short positions	3,264,276	(38,222)
Written option contracts	441,997	2,545,575

Net Realized Gain (Loss)	11,948,476	1,169,949
Change in unrealized appreciation (depreciation) on:
Investments	(6,922,961)	(704,242)
Foreign currency and foreign currency translation	3,072	—
Short positions	1,239,111	148,898
Written option contracts	(83,956)	690,323
Net Change in Unrealized Appreciation (Depreciation)	(5,764,734)	134,979
Net Realized and Unrealized Gain (Loss)	6,183,742	1,304,928

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,252,800	$1,031,717

(1) Commencement of operations for the Equity Options Overlay-1 Portfolio was January 8, 2007.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2007	Fixed Income Arbitrage-1 Portfolio	Global Hedged Income-1 Portfolio
Investment Income:
Dividend income	$—	$141,282
Interest income	3,630,610	3,193,865
Total Investment Income	3,630,610	3,335,147

Expenses:
Investment advisory fees	1,102,360	837,080
Operating service fees	261,258	198,029
Total operating expenses before interest expense and
dividends on short positions	1,363,618	1,035,109
Interest expense on credit facility	—	10,240
Dividends on short positions	—	95,427
Total Expenses	1,363,618	1,140,776

Net Investment Income	2,266,992	2,194,371

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(1,560,849)	410,191
Foreign currency and foreign currency translation	3,513	(12,173)
Forward foreign currency contracts	17,199	(185,863)
Short positions	—	38,053
Futures contracts	1,012,642	(332,882)
Swap contracts	(5,117,449)	7,033
Written option contracts	9,337	—

Net Realized Gain (Loss)	(5,635,607)	(75,641)
Change in unrealized appreciation (depreciation) on:
Investments	(5,145,675)	(620,664)
Foreign currency and foreign currency translation	—	10,608
Forward foreign currency contracts	2,942	(35,263)
Short positions	—	(72,045)
Future contracts	1,795,141	—
Written option contracts	(43,260)	—
Swap contracts	12,515,742	(101,698)
Net Change in Unrealized Appreciation (Depreciation)	9,124,890	(819,062)
Net Realized and Unrealized Gain (Loss)	3,489,283	(894,703)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,756,275	$1,299,668

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2007	Long/Short Equity-Deep Discount Value-1 Portfolio	Long/Short Equity―Earnings Revision-1 Portfolio
Investment Income:
Dividend income	$247,188	$477,816
Interest income	617,830	1,980,123
Total Investment Income	865,018	2,457,939

Expenses:
Investment advisory fees	758,674	911,211
Operating service fees	186,185	213,683
Total operating expenses before interest expense and
dividends on short positions	944,859	1,124,894
Interest expense on credit facility	87,831	—
Dividends on short positions	185,290	520,377
Total Expenses	1,217,980	1,645,271

Net Investment Income (Loss)	(352,962)	812,668

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments in unaffiliated issuers	(184,964)	2,213,202
Investments in affiliated issuers	(18,548)	—
Short positions	(118,064)	(4,505,169)
Written option contracts	1,086,876	—

Net Realized Gain (Loss)	765,300	(2,291,967)
Change in unrealized appreciation (depreciation) on:
Investments	(2,333,819)	3,029,166
Short positions	910,068	7,440,772
Written option contracts	(61,559)	—
Net Change in Unrealized Appreciation (Depreciation)	(1,485,310)	10,469,938
Net Realized and Unrealized Gain (Loss)	(720,010)	8,177,971

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,072,972)	$8,990,639

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Period Ended December 31, 2007(1)	Long/Short Equity―Global-1 Portfolio	Long/Short Equity―Growth-1 Portfolio
Investment Income:
Dividend income	$1,201,826	$61,859
Interest income	236,331	362,678
Total Investment Income	1,438,157	424,537

Expenses:
Investment advisory fees	712,381	328,285
Operating service fees	162,071	79,819
Total operating expenses before interest expense and
dividends on short positions	874,452	408,104
Interest expense on credit facility	51,986	—
Dividends on short positions	1,084	35,985
Total Expenses	927,522	444,089

Net Investment Income (Loss)	510,635	(19,552)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	3,268,677	(1,789,285)
Foreign currency and foreign currency translation	38,886	—
Short positions	—	(592,504)
Net Realized Gain (Loss)	3,307,563	(2,381,789)
Change in unrealized appreciation (depreciation) on:
Investments	4,822,376	738,167
Foreign currency and foreign currency translation	63,183	—
Short positions	—	990,315
Net Change in Unrealized Appreciation (Depreciation)	4,885,559	1,728,482
Net Realized and Unrealized Gain (Loss)	8,193,122	(653,307)

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,703,757	$(672,859)

(1) Commencement of operations for the Long/Short - Equity Growth-1 Portfolio was August 20, 2007.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2007	Long/Short Equity―Healthcare/Biotech-1 Portfolio	Long/Short Equity―International-1 Portfolio
Investment Income:
Dividend income	$123,614	$562,489
Interest income	902,950	1,470,943
Total Investment Income	1,026,564	2,033,432

Expenses:
Investment advisory fees	472,919	797,738
Operating service fees	112,451	189,176
Total operating expenses before interest expense and
dividends on short positions	585,370	986,914
Interest expense on credit facility	—	64,017
Dividends on short positions	25,156	810,793
Total Expenses	610,526	1,861,724

Net Investment Income (Loss)	416,038	171,708

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	1,375,814	4,328,249
Foreign currency and foreign currency translation	—	(27,904)
Short positions	(2,846,348)	(2,299,345)

Net Realized Gain (Loss)	(1,470,534)	2,001,000
Change in unrealized appreciation (depreciation) on:
Investments	(214,605)	(1,055,188)
Foreign currency and foreign currency translation	—	(2,561)
Short positions	1,566,050	1,659,265
Net Change in Unrealized Appreciation (Depreciation)	1,351,445	601,516
Net Realized and Unrealized Gain (Loss)	(119,089)	2,602,516

Net Increase (Decrease) in Net Assets Resulting from Operations	$296,949	$2,774,224

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2007	Long/Short Equity―Momentum-1 Portfolio	Long/Short Equity―REIT-1 Portfolio
Investment Income:
Dividend income	$276,802	$1,763,935
Interest income	1,709,698	1,660,452
Total Investment Income	1,986,500	3,424,387

Expenses:
Investment advisory fees	764,128	879,187
Operating service fees	184,202	206,757
Total operating expenses before interest expense and
dividends on short positions	948,330	1,085,944
Interest expense on credit facility	14,349	—
Dividends on short positions	410,663	2,678,517
Total Expenses	1,373,342	3,764,461

Net Investment Income (Loss)	613,158	(340,074)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	2,759,478	(5,160,107)
Short positions	(5,220,155)	6,625,796

Net Realized Gain (Loss)	(2,460,677)	1,465,689
Change in unrealized appreciation (depreciation) on:
Investments	1,650,426	(3,323,963)
Short positions	5,171,564	7,176,306
Net Change in Unrealized Appreciation (Depreciation)	6,821,990	3,852,343
Net Realized and Unrealized Gain (Loss)	4,361,313	5,318,032

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,974,471	$4,977,958

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Operations

For the Year Ended December 31, 2007	Merger Arbitrage-1 Portfolio
Investment Income:
Dividend income	$447,716
Interest income	232,934
Total Investment Income	680,650

Expenses:
Investment advisory fees	758,107
Operating service fees	177,847
Total operating expenses before interest expense	935,954
Interest expense on credit facility	226,434
Total Expenses	1,162,388

Net Investment Income (Loss)	(481,738)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	2,666,769
Foreign currency and foreign currency translation	101

Net Realized Gain (Loss)	2,666,870
Change in unrealized appreciation (depreciation) on:
Investments	(1,526,053)
Foreign currency and foreign currency translation	(3,681)
Net Change in Unrealized Appreciation (Depreciation)	(1,529,734)
Net Realized and Unrealized Gain (Loss)	1,137,136

Net Increase (Decrease) in Net Assets Resulting from Operations	$655,398

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

Convertible Bond Arbitrage-1 Portfolio	Year Ended December 31, 2007	Period from April 28, 2006(1) through December 31, 2006

Operations:
Net investment income	$480,872	$188,991
Net realized gain (loss)	627,881	294,212
Change in unrealized appreciation (depreciation)	527,390	640,415
Net Increase (Decrease) in Net Assets Resulting from Operations	1,636,143	1,123,618

Dividends and Distributions to Shareholders:
Net investment income	(1,625,201)	(252,055)
Net realized gains	(190,361)	(228,803)
Total Dividends and Distributions	(1,815,562)	(480,858)

Capital Share Transactions:
Proceeds from shares sold	45,954,556	5,196,222
Proceeds from shares issued to holders in
reinvestment of dividends	1,815,561	480,858
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	15,352,404
Net Increase (Decrease) in Net Assets from Capital Share Transactions	47,770,117	21,029,484

Total Increase in Net Assets	47,590,698	21,672,244

Net Assets:
Beginning of period	21,672,244	—
End of period*	$69,262,942	$21,672,244

* Including undistributed net investment income (loss)	$(501,047)	$(417,022)

(1) Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Deep Value Hedged Income-1 Portfolio	Period from May 1, 2007(1) through December 31, 2007

Operations:
Net investment income	$2,009,827
Net realized gain (loss)	(3,115)
Change in unrealized appreciation (depreciation)	(6,337,286)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,330,574)

Dividends and Distributions to Shareholders:
Net investment income	(2,004,625)
Net realized gains	(14,147)
Total Dividends and Distributions	(2,018,772)

Capital Share Transactions:
Proceeds from shares sold	85,682,034
Proceeds from shares issued to holders in
reinvestment of dividends	2,018,772
Net Increase (Decrease) in Net Assets from Capital Share Transactions	87,700,806

Total Increase in Net Assets	81,351,460

Net Assets:
Beginning of period	—
End of period*	$81,351,460

* Including undistributed net investment income (loss)	$—

(1) Commencement of operations for the Deep Value Hedged Income-1 Portfolio was May 1, 2007.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

Distressed Securities & Special Situations-1 Portfolio	Year Ended December 31, 2007	Period from April 28, 2006(1) through December 31, 2006

Operations:
Net investment income (loss)	$1,069,058	$122,438
Net realized gain (loss)	11,948,476	1,810,447
Change in unrealized appreciation (depreciation)	(5,764,734)	6,452,817
Net Increase (Decrease) in Net Assets Resulting from Operations	7,252,800	8,385,702

Dividends and Distributions to Shareholders:
Net investment income	(1,168,541)	(151,518)
Net realized gains	(10,619,840)	(2,676,504)
Total Dividends and Distributions	(11,788,381)	(2,828,022)

Capital Share Transactions:
Proceeds from shares sold	27,811,909	15,613,768
Proceeds from shares issued to holders in
reinvestment of dividends	11,788,381	2,828,022
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	33,421,721
Net Increase (Decrease) in Net Assets from Capital Share Transactions	39,600,290	51,863,511

Total Increase in Net Assets	35,064,709	57,421,191

Net Assets:
Beginning of period	57,421,191	—
End of period*	$92,485,900	$57,421,191

* Including undistributed net investment income (loss)	$5,660	$(27,941)

(1) Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Equity Options Overlay-1 Portfolio	Period from January 8, 2007(1) through December 31, 2007

Operations:
Net investment income (loss)	$(273,211)
Net realized gain (Loss)	1,169,949
Change in unrealized appreciation (depreciation)	134,979
Net Increase (Decrease) in Net Assets Resulting from Operations	1,031,717

Dividends and Distributions to Shareholders:
Net realized gains	(1,409,935)
Total Dividends and Distributions	(1,409,935)

Capital Share Transactions:
Proceeds from shares sold	56,261,066
Proceeds from shares issued to holders in
reinvestment of dividends	1,409,935
Net Increase (Decrease) in Net Assets from Capital Share Transactions	57,671,001

Total Increase in Net Assets	57,292,783

Net Assets:
Beginning of period	—
End of period*	$57,292,783

* Including undistributed net investment income (loss)	$1,800

(1) Commencement of operations for the Equity Options Overlay-1 Portfolio was January 8, 2007.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

Fixed Income Arbitrage-1 Portfolio	Year Ended December 31, 2007	Period from April 28, 2006(1) through December 31, 2006

Operations:
Net investment income (loss)	$2,266,992	$1,167,308
Net realized gain (loss)	(5,635,607)	(423,324)
Change in unrealized appreciation (depreciation)	9,124,890	1,160,768
Net Increase (Decrease) in Net Assets Resulting from Operations	5,756,275	1,904,752

Dividends and Distributions to Shareholders:
Net investment income	(2,073,115)	(2,892,915)
Net realized gains	(12,263,829)	—
Return of capital	(221,777)	—
Total Dividends and Distributions	(14,558,721)	(2,892,915)

Capital Share Transactions:
Proceeds from shares sold	22,861,325	10,363,308
Proceeds from shares issued to holders in
reinvestment of dividends	14,558,721	2,892,915
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	28,246,491
Net Increase (Decrease) in Net Assets from Capital Share Transactions	37,420,046	41,502,714

Total Increase in Net Assets	28,617,600	40,514,551

Net Assets:
Beginning of period	40,514,551	—
End of period*	$69,132,151	$40,514,551

* Including undistributed net investment income (loss)	$(2,065,644)	$(1,515,152)

(1) Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

Global Hedged Income-1 Portfolio	Year Ended December 31, 2007	Period from May 24, 2006(1) through December 31, 2006

Operations:
Net investment income (loss)	$2,194,371	$225,834
Net realized gain (loss)	(75,641)	(139,555)
Change in unrealized appreciation (depreciation)	(819,062)	251,054
Net Increase (Decrease) in Net Assets Resulting from Operations	1,299,668	337,333

Dividends and Distributions to Shareholders:
Net investment income	(2,032,652)	(179,681)
Total Dividends and Distributions	(2,032,652)	(179,681)

Capital Share Transactions:
Proceeds from shares sold	63,400,032	13,477,541
Proceeds from shares issued to holders in
reinvestment of dividends	2,032,652	129,681
Net Increase (Decrease) in Net Assets from Capital Share Transactions	65,432,684	13,607,222

Total Increase in Net Assets	64,699,700	13,764,874

Net Assets:
Beginning of period	13,764,874	—
End of period*	$78,464,574	$13,764,874

* Including undistributed net investment income (loss)	$88,661	$(35,263)

(1) Commencement of operations for the Global Hedged Income-1 Portfolio was May 24, 2006.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

Long/Short Equity―Deep Discount Value-1 Portfolio	Year Ended December 31, 2007	Period from April 28, 2006(1) through December 31, 2006

Operations:
Net investment income (loss)	$(352,962)	$(132,648)
Net realized gain (loss)	765,300	(406,549)
Change in unrealized appreciation (depreciation)	(1,485,310)	624,579
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,072,972)	85,382

Dividends and Distributions to Shareholders:
Net investment income	—	—
Net realized gains	(166,297)	(104,008)
Total Dividends and Distributions	(166,297)	(104,008)

Capital Share Transactions:
Proceeds from shares sold	23,413,324	16,055,650
Cost of shares redeemed	—	—
Proceeds from shares issued to holders in
reinvestment of dividends	166,297	104,008
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	10,532,138
Net Increase (Decrease) in Net Assets from Capital Share Transactions	23,579,621	26,691,796

Total Increase in Net Assets	22,340,352	26,673,170

Net Assets:
Beginning of period	26,673,170	—
End of period*	$49,013,522	$26,673,170

* Including undistributed net investment income (loss)	$—	$—

(1) Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

Long/Short Equity―Earnings Revision-1 Portfolio	Year Ended December 31, 2007	Period from April 28, 2006(1) through December 31, 2006

Operations:
Net investment income (loss)	$812,668	$319,037
Net realized gain (loss)	(2,291,967)	(489,170)
Change in unrealized appreciation (depreciation)	10,469,938	5,740,149
Net Increase (Decrease) in Net Assets Resulting from Operations	8,990,639	5,570,016

Dividends and Distributions to Shareholders:
Net investment income	(840,607)	(302,000)
Total Dividends and Distributions	(840,607)	(302,000)

Capital Share Transactions:
Proceeds from shares sold	23,560,203	267,089
Cost of shares redeemed	—	—
Proceeds from shares issued to holders in
reinvestment of dividends	840,607	302,000
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	22,206,337
Net Increase (Decrease) in Net Assets from Capital Share Transactions	24,400,810	22,775,426

Total Increase in Net Assets	32,550,842	28,043,442

Net Assets:
Beginning of period	28,043,442	—
End of period*	$60,594,284	$28,043,442

* Including undistributed net investment income (loss)	$—	$18,664

(1) Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

Long/Short Equity―Global-1 Portfolio	Year Ended December 31, 2007	Period from April 28, 2006(1) through December 31, 2006

Operations:
Net investment income (loss)	$510,635	$(64,973)
Net realized gain (loss)	3,307,563	1,436,143
Change in unrealized appreciation (depreciation)	4,885,559	1,508,780
Net Increase (Decrease) in Net Assets Resulting from Operations	8,703,757	2,879,950

Dividends and Distributions to Shareholders:
Net investment income	(700,065)	—
Net realized gains	(2,916,614)	—
Total Dividends and Distributions	(3,616,679)	—

Capital Share Transactions:
Proceeds from shares sold	21,370,180	1,009,879
Cost of shares redeemed	—	(4,700,000)
Proceeds from shares issued to holders in
reinvestment of dividends	3,616,679	—
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	14,929,949
Net Increase (Decrease) in Net Assets from Capital Share Transactions	24,986,859	11,239,828

Total Increase in Net Assets	30,073,937	14,119,778

Net Assets:
Beginning of period	14,119,778	—
End of period*	$44,193,715	$14,119,778

* Including undistributed net investment income (loss)	$(48,303)	$(247,959)

(1) Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Long/Short Equity―Growth Portfolio-1	Period from August 20,2007(1) through December 31, 2007

Operations:
Net investment income (loss)	$(19,552)
Net realized gain (loss)	(2,381,789)
Change in unrealized appreciation (depreciation)	1,728,482
Net Increase (Decrease) in Net Assets Resulting from Operations	(672,859)

Dividends and Distributions to Shareholders:
Net investment income	—
Total Dividends and Distributions	—

Capital Share Transactions:
Proceeds from shares sold	60,282,361
Cost of shares redeemed	—
Proceeds from shares issued to holders in
reinvestment of dividends	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	60,282,361

Total Increase in Net Assets	59,609,502

Net Assets:
Beginning of period	—
End of period*	$59,609,502

* Including undistributed net investment income (loss)	$—

(1) Commencement of operations for the Long/Short - Equity Growth-1 Portfolio was August 20, 2007.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

Long/Short Equity―Healthcare/Biotech-1 Portfolio	Year Ended December 31, 2007	Period from September 25, 2006(1) through December 31, 2006

Operations:
Net investment income (loss)	$416,038	$45,012
Net realized gain (loss)	(1,470,534)	375,839
Change in unrealized appreciation (depreciation)	1,351,445	(39,844)
Net Increase (Decrease) in Net Assets Resulting from Operations	296,949	381,007

Dividends and Distributions to Shareholders:
Net investment income	(423,217)	(43,929)
Net realized gains	(414,573)	(451,407)
Total Dividends and Distributions	(837,790)	(495,336)

Capital Share Transactions:
Proceeds from shares sold	22,540,005	10,049,426
Proceeds from shares issued to holders in
reinvestment of dividends	837,790	495,336
Net Increase (Decrease) in Net Assets from Capital Share Transactions	23,377,795	10,544,762

Total Increase in Net Assets	22,836,954	10,430,433

Net Assets:
Beginning of period	10,430,433	—
End of period*	$33,267,387	$10,430,433

* Including undistributed net investment income (loss)	$1,507	$1,155

(1) Commencement of operations for the Long/Short - Healthcare/Biotech-1 Portfolio was September 25, 2006.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

Long/Short Equity―International-1 Portfolio	Year Ended December 31, 2007	Period from April 28, 2006(1) through December 31, 2006

Operations:
Net investment income (loss)	$171,708	$(63,619)
Net realized gain (loss)	2,001,000	82,037
Change in unrealized appreciation (depreciation)	601,516	362,798
Net Increase (Decrease) in Net Assets Resulting from Operations	2,774,224	381,216

Dividends and Distributions to Shareholders:
Net investment income	—	—
Net realized gains	(2,343,531)	(176,520)
Return of capital	(79,135)	—
Total Dividends and Distributions	(2,422,666)	(176,520)

Capital Share Transactions:
Proceeds from shares sold	31,842,719	8,008,927
Proceeds from shares issued to holders in
reinvestment of dividends	2,422,666	176,520
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	11,534,212
Net Increase (Decrease) in Net Assets from Capital Share Transactions	34,265,385	19,719,659

Total Increase in Net Assets	34,616,943	19,924,355

Net Assets:
Beginning of period	19,924,355	—
End of period*	$54,541,298	$19,924,355

* Including undistributed net investment income (loss)	$(17,933)	$(36,605)

(1) Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

Long/Short Equity―Momentum-1 Portfolio	Year Ended December 31, 2007	Period from April 28, 2006(1) through December 31, 2006

Operations:
Net investment income (loss)	$613,158	$343,723
Net realized gain (loss)	(2,460,677)	956,820
Change in unrealized appreciation	6,821,990	4,644,239
Net Increase (Decrease) in Net Assets Resulting from Operations	4,974,471	5,944,782

Dividends and Distributions to Shareholders:
Net investment income	(618,520)	(330,881)
Net realized gains	(8,013)	(786,481)
Total Dividends and Distributions	(626,533)	(1,117,362)

Capital Share Transactions:
Proceeds from shares sold	48,789,995	1,129,496
Proceeds from shares issued to holders in
reinvestment of dividends	626,533	1,117,362
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	20,418,781
Net Increase (Decrease) in Net Assets from Capital Share Transactions	49,416,528	22,665,639

Total Increase in Net Assets	53,764,466	27,493,059

Net Assets:
Beginning of period	27,493,059	—
End of period*	$81,257,525	$27,493,059

* Including undistributed net investment income (loss)	$—	$13,069

(1) Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

Long/Short Equity―REIT-1 Portfolio	Year Ended December 31, 2007	Period from April 28, 2006(1) through December 31, 2006

Operations:
Net investment income (loss)	$(340,074)	$8,519
Net realized gain (loss)	1,465,689	(79,824)
Change in unrealized appreciation (depreciation)	3,852,343	1,118,618
Net Increase (Decrease) in Net Assets Resulting from Operations	4,977,958	1,047,313

Dividends and Distributions to Shareholders:
Net investment income	—	(169,338)
Net realized gains	(1,224,361)	—
Total Dividends and Distributions	(1,224,361)	(169,338)

Capital Share Transactions:
Proceeds from shares sold	28,517,121	12,256,083
Proceeds from shares issued to holders in
reinvestment of dividends	1,224,361	169,338
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	14,341,442
Net Increase (Decrease) in Net Assets from Capital Share Transactions	29,741,482	26,766,863

Total Increase in Net Assets	33,495,079	27,644,838

Net Assets:
Beginning of period	27,644,838	—
End of period*	$61,139,917	$27,644,838

* Including undistributed net investment income (loss)	$—	$—

(1) Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

Merger Arbitrage-1 Portfolio	Year Ended December 31, 2007	Period from April 28, 2006(1) through December 31, 2006

Operations:
Net investment income (loss)	$(481,738)	$(123,674)
Net realized gain (loss)	2,666,870	831,870
Change in unrealized appreciation (depreciation)	(1,529,734)	1,411,480
Net Increase (Decrease) in Net Assets Resulting from Operations	655,398	2,119,676

Dividends and Distributions to Shareholders:
Net realized gains	(2,369,867)	(630,575)
Return of capital	(35,084)	—
Total Dividends and Distributions	(2,404,951)	(630,575)

Capital Share Transactions:
Proceeds from shares sold	22,686,749	6,154,999
Proceeds from shares issued to holders in
reinvestment of dividends	2,404,951	430,575
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	15,874,217
Net Increase (Decrease) in Net Assets from Capital Share Transactions	25,091,700	22,459,791

Total Increase in Net Assets	23,342,147	23,948,892

Net Assets:
Beginning of period	23,948,892	—
End of period*	$47,291,039	$23,948,892

* Including undistributed net investment income (loss)	$(8,068)	$—

(1) Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
December 31, 2007

Merger Arbitrage-1 Portfolio

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$655,398
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) by operating activities:
Net realized (gain) loss on:
Investments	(2,666,769)
Change in unrealized appreciation (depreciation) on investments	1,526,053
Changes in assets and liabilities:
Foreign currency	(1,989)
Receivable for investments sold	(94,921)
Dividends and interest receivable	(42,318)
Other receivables	4,682
Short foreign currency	266,793
Payable to Advisor	30,212
Accrued expenses and other liabilities	(9,901)
Purchases of investments	(90,393,935)
Proceeds from sale of investments	82,610,812
Net purchases of repurchase agreements	(10,340,777)
NET CASH USED IN OPERATING ACTIVITIES	(18,456,660)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	22,686,749
Short-term borrowing on credit facility	(4,230,150)
NET CASH PROVIDED BY FINANCING ACTIVITIES	18,456,599
NET CHANGE IN CASH FOR THE PERIOD	(61)

CASH, BEGINNING OF PERIOD	61
CASH, END OF PERIOD	$—

SUPPLEMENTAL INFORMATION:
Cash paid for interest on short-term borrowing	$249,178
Noncash financing activities consisting of reinvestments of distributions	$2,404,951

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Convertible Bond Arbitrage-1 Portfolio				Deep Value Hedged Income-1 Portfolio		Distressed Securities & Special Situations-1 Portfolio
	Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006		Period from May 1, 2007(6) to December 31, 2007		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$ 9.94		$ 10.00		$ 10.00		$ 9.51		$ 10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.12		0.10		0.43		0.12		0.02
Net realized and unrealized gain (loss) on investments	0.28		0.07		(0.35)		0.79		(0.01)
Total Gain from Investment Operations	0.40		0.17		0.08		0.91		0.01

Less Dividends and Distributions:
Net investment income	(0.24)		(0.12)		(0.25)		(0.13)		(0.03)
Net realized gains	(0.03)		(0.11)		-		(1.20)		(0.47)
Total Dividends and Distributions	(0.27)		(0.23)		(0.25)		(1.33)		(0.50)

Net Asset Value, End of Period	$ 10.07		$ 9.94		$ 9.83		$ 9.09		$ 9.51

Total Return	3.93%		1.56%	(4)	0.80%	(4)	9.93%		0.18%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$ 69,263		$ 21,672		$ 81,351		$ 92,486		$ 57,421

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.79%	(7)	4.73%	(5)	2.78%	(5)(7)	2.96%	(7)	4.23%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.60%	(7)	3.00%	(5)	2.60%	(5)(7)	2.62%	(7)	3.00%	(5)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	0.79%		1.29%	(5)	5.71%	(5)	0.81%		0.20%	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.19%		1.73%	(5)	0.18%	(5)	0.34%		1.23%	(5)

Portfolio turnover rate	80%		98%	(4)	8%	(4)	194%		74%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)  For the periods ended December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.14 and $0.22 for the Convertible Bond Arbitrage-1 Portfolio, $0.44 for the Deep Value Hedged Income-1 Portfolio, and $0.16 and $0.10 for the Distressed Securities & Special Situations-1 Portfolio, respectively.

(4) Not Annualized.
(5) Annualized.
(6) Commencement of operations for the Deep Value Hedged Income-1 Portfolio was May 1, 2007.
(7) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial Statements.
* Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Equity Options Overlay-1 Porfolio		Fixed Income Arbitrage-1 Portfolio				Global Hedged Income-1 Portfolio
	Period from January 8, 2007(6) to December 31, 2007		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006		Year Ended December 31, 2007		Period from May 24, 2006(7) to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$ 10.00		$ 10.09		$ 10.00		$ 10.12		$ 10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.08)		0.44		0.35		0.57		0.18
Net realized and unrealized gain (loss) on investments	0.65		0.54		0.52		(0.21)		0.07
Total Gain from Investment Operations	0.57		0.98		0.87		0.36		0.25

Less Dividends and Distributions:
Net investment income	—		(0.34)		(0.78)		(0.27)		(0.13)
Net realized gains	(0.26)		(1.96)		—		—		—
Return of capital	—		(0.03)		—		—		—
Total Dividends and Distributions	(0.26)		(2.33)		(0.78)		(0.27)		(0.13)

Net Asset Value, End of Period	$ 10.31		$ 8.74		$ 10.09		$ 10.21		$ 10.12

Total Return	5.70%		9.76%		8.67%	(4)	3.57%		2.55%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$ 57,293		$ 69,132		$ 40,515		$ 78,465		$ 13,765

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.80%	(5)(8)	2.61%	(8)	3.37%	(5)	2.87%	(8)	4.34%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.60%	(5)(8)	2.61%	(8)	3.00%	(5)	2.60%	(8)	3.00%	(5)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	(1.19%)	(5)	3.94%		4.89%	(5)	5.13%		2.77%	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.20%	(5)	0.00%		0.37%	(5)	0.27%		1.34%	(5)

Portfolio turnover rate	179%		43%		61%	(4)	182%		152%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.06) for the
 EquityOptions Overlay-1 Portfolio, $0.44 and $0.38 for the Fixed Income Arbitrage-1 Portfolio, and $0.60 and $0.26 for the Global Hedged Income-1 Portfolio, respectively.

(4) Not Annualized.
(5) Annualized.
(6) Commencement of operations for the Equity Options Overlay-1 Portfolio was January 8, 2007.
(7) Commencement of operations for the Global Hedged Income-1 Portfolio was May 24, 2006.
(8) The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial Statements.
* Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity―Deep Discount Value-1 Portfolio				Long/Short Equity―Earnings Revision-1 Portfolio				Long/Short Equity―Global-1 Portfolio
	Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$ 8.53		$ 10.00		$ 10.02		$ 10.00		$ 10.31		$ 10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.08)		(0.06)		0.20		0.12		0.21		(0.04)
Net realized and unrealized gain (loss) on investments	(0.02)		(1.38)		1.97		0.01		3.80		0.35
Total Loss from Investment Operations	(0.10)		(1.44)		2.17		0.13		4.01		0.31

Less Dividends and Distributions:
Net investment income	—		—		(0.17)		(0.11)		(0.23)		—
Net realized gains	(0.03)		(0.03)		—		-		(0.95)		—
Total Dividends and Distributions	(0.03)		(0.03)		(0.17)		(0.11)		(1.18)		—

Net Asset Value, End of Period	$ 8.40		$ 8.53		$ 12.02		$ 10.02		$ 13.14		$ 10.31

Total Return	(1.07%)		(14.36%)	(4)	21.55%		1.28%	(4)	38.94%		3.10%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$ 49,014		$ 26,673		$ 60,594		$ 28,043		$ 44,194		$ 14,120

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	3.26%	(6)	4.18%	(5)	3.84%	(6)	4.20%	(5)	2.85%	(6)	4.47%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.53%	(6)	3.00%	(5)	2.63%	(6)	3.00%	(5)	2.69%	(6)	3.00%	(5)

Ratio of net investment loss including dividends on short
positions and interest expense to average net assets:	(1.41%)		(1.28%)	(5)	1.51%		1.53%	(5)	1.27%		(0.82%)	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.73%		1.18%	(5)	1.21%		1.20%	(5)	0.16%		1.47%	(5)

Portfolio turnover rate	346%		323%	(4)	81%		54%	(4)	152%		171%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.02) and
 $0.01for the Long/Short Equity―Deep Discount Value-1 Portfolio, $0.34 and $0.20 for the Long/Short Equity―Earnings Revision-1 Portfolio, and $0.23 and $0.05 for the Long/Short Equity―Global-1
 Portfolio, respectively.

(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial Statements.
* Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity―Growth-1 Portfolio		Long/Short Equity―Healthcare/Biotech-1 Portfolio				Long/Short Equity―International-1 Portfolio
	Period from August 20, 2007(7) to December 31, 2007		Year Ended December 31, 2007		Period from September 25, 2006(8) to December 31, 2006		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$ 10.00		$ 9.89		$ 10.00		$ 9.71		$ 10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.00)	(6)	0.18		0.04		0.05		(0.03)
Net realized and unrealized gain (loss) on investments	0.07		(0.09)		0.34		0.74		(0.18)
Total Gain (Loss) from Investment Operations	0.07		0.09		0.38		0.79		(0.21)

Less Dividends and Distributions:
Net investment income	—		(0.13)		(0.04)		—		—
Net realized gains	—		(0.12)		(0.45)		(0.46)		(0.08)
Return of capital	—		—		—		(0.01)		—
Total Dividends and Distributions	—		(0.25)		(0.49)		(0.47)		(0.08)

Net Asset Value, End of Period	$ 10.07		$ 9.73		$ 9.89		$ 10.03		$ 9.71

Total Return	0.70%	(4)	0.94%		3.83%	(4)	8.09%		(2.03%)	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$ 59,610		$ 33,267		$ 10,430		$ 54,541		$ 19,924

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.75%	(5)(9)	2.71%	(9)	3.04%	(5)	4.91%	(9)	6.01%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.53%	(5)(9)	2.60%	(9)	3.00%	(5)	2.60%	(9)	3.00%	(5)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	(0.56%)	(5)	1.45%		1.43%	(5)	0.06%		(0.66%)	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.22%	(5)	0.11%		0.04%	(5)	2.31%		3.01%	(5)

Portfolio turnover rate	74%	(4)	212%		76%	(4)	517%		429%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.00 for the
     Long/Short Equity―Growth-1 Portfolio, $0.20 and $0.05 for the Long/Short Equity―Healthcare/Biotech-1 Portfolio, and $0.28 and $0.17 for the Long/Short Equity―International-1Portfolio, respectively.

(4) Not Annualized.
(5) Annualized.
(6) Amount is less than $0.005.
(7) Commencement of operations for the Long/Short - Equity Growth-1 Portfolio was August 20, 2007.
(8) Commencement of operations for the Long/Short - Healthcare/Biotech-1 Portfolio was September 25, 2006.
(9) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial Statements.
* Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity―Momentum-1 Portfolio				Long/Short Equity―REIT-1 Portfolio				Merger Arbitrage-1 Portfolio
	Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$ 9.16		$ 10.00		$ 10.37		$ 10.00		$ 10.31		$ 10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.16		0.12		(0.09)		—		(0.15)		(0.06)
Net realized and unrealized gain (loss) on investments	0.89		(0.57)		1.15		0.43		0.56		0.67
Total Gain (Loss) from Investment Operations	1.05		(0.45)		1.06		0.43		0.41		0.61

Less Dividends and Distributions:
Net investment income	(0.11)		(0.12)		—		(0.06)		—		—
Net realized gains	—		(0.27)		(0.23)		—		(0.53)		(0.30)
Return of capital	—		—		—		—		(0.01)		—
Total Dividends and Distributions	(0.11)		(0.39)		(0.23)		(0.06)		(0.54)		(0.30)

Net Asset Value, End of Period	$ 10.10		$ 9.16		$ 11.20		$ 10.37		$ 10.18		$ 10.31

Total Return	11.51%		(4.55%)	(4)	10.22%		4.34%	(4)	4.02%		6.22%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$ 81,258		$ 27,493		$ 61,140		$ 27,645		$ 47,291		$ 23,949

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	3.72%	(6)	4.15%	(5)	9.08%	(6)	7.90%	(5)	3.26%	(6)	4.36%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.57%	(6)	3.00%	(5)	2.62%	(6)	3.00%	(5)	2.63%	(6)	3.00%	(5)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	1.24%		1.69%	(5)	(1.19%)		(0.11%)	(5)	(1.72%)		(1.29%)	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	1.15%		1.15%	(5)	6.46%		4.90%	(5)	0.63%		1.36%	(5)

Portfolio turnover rate	122%		98%	(4)	296%		347%	(4)	235%		140%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.26 and $0.19 for the Long/Short Equity―Momentum-1 Portfolio, $0.60 and $0.34 for the Long/Short Equity―REIT-1 Portfolio and ($0.08) and $0.03 for the Merger Arbitrage-1 Portfolio, respectively.

(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial Statements.
* Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007

1. Organization

AIP Alternative Strategies Funds (the ‘‘Trust’’) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Alpha Hedged Strategies Fund (formerly known as the Alpha Strategies I Fund) (‘‘Alpha’’) and Beta Hedged Strategies Fund (‘‘Beta’’) (collectively, the ‘‘Funds’’). Each Fund of the Trust has its own investment objective and policies. Alpha and Beta commenced operations on September 23, 2002 and April 28, 2006, respectively.

Underlying Funds Trust (the ‘‘UFT’’), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006, Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the ‘‘Portfolios’’). As of December 31, 2007, the UFT consisted of the following Portfolios: Convertible Bond Arbitrage-1, Deep Value Hedged Income-1, Distressed Securities & Special Situations-1, Equity Options Overlay-1, Fixed Income Arbitrage-1, Global Hedged Income-1, Long/Short Equity—Deep Discount Value-1, Long/Short Equity—Earnings Revision-1, Long/Short Equity—Global-1, Long/Short Equity—Growth-1, Long/Short Equity—Healthcare/Biotech-1, Long/Short Equity—International-1, Long/Short Equity—Momentum-1, Long/Short Equity—REIT-1, and the Merger Arbitrage-1. Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.

Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Alternative Investment Partners, LLC (the ‘‘Advisor’’) and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Investment Concentration
For the year ended December 31, 2007 for Alpha and Beta Funds, the investment concentrations in the UFT Portfolios were as follows:

	Alpha	Beta
Convertible Bond Arbitrage1 Portfolio	100.00%	0.00%
Deep Value Hedged Income1 Portfolio	94.77	5.23
Distressed Securities & Special Situations1 Portfolio	96.67	3.33
Equity Option Overlay1 Portfolio	93.97	6.03
Fixed Income Arbitrage1 Portfolio	96.40	3.60
Global Hedged Income1 Portfolio	94.99	5.01
Long/Short Equity—Deep Discount Value1 Portfolio	92.69	7.31
Long/Short Equity—Earning Revision1 Portfolio	100.00	0.00
Long/Short Equity—Global1 Portfolio	95.28	4.72
Long/Short Equity—Growth1 Portfolio	92.51	7.49
Long/Short Equity—Healthcare/Biotech1 Portfolio	100.00	0.00
Long/Short Equity—International1 Portfolio	95.00	5.00
Long/Short Equity—Momentum1 Portfolio	95.83	4.17
Long/Short Equity—REIT1 Portfolio	100.00	0.00
Merger Arbitrage1 Portfolio	92.23	7.77

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

The Convertible Bond Arbitrage-1 Portfolio

Investment Objective
The Convertible Bond Arbitrage-1 Portfolio seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bonds and common stock. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategy to be employed by the Portfolio includes relative value/arbitrage strategies in which the Portfolio may invest in both long and short securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.

The Deep Value Hedged Income – 1 Portfolio

Investment Objective
The Deep Value Hedged Income - 1 Portfolio seeks to achieve capital preservation and appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven Strategies, Distressed Securities Strategies and Market or Sector Timing/Trading Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize. A  Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from the cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

The Distressed Securities & Special Situations-1 Portfolio

Investment Objective
The Distressed Securities & Special Situations-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

The principal strategies to be employed by the Portfolio include Event Driven Strategies and Distressed Securities Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

The Equity Options Overlay – 1 Portfolio

Investment Objective
The Equity Options Overlay – 1 Portfolio seeks to achieve capital preservation and appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity and equity-related U.S. securities, and utilized options to mitigate downside exposure.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity, Long/Short Equity, and Privately Negotiated Options Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/ Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Privately Negotiated Options Strategy is designed to allow the Portfolio to benefit from an increase in the value of the asset or basket without owning the asset or the securities that comprise the basket. Privately negotiated options will allow for economic leverage without incurring risk beyond the premium paid for the option.

The Fixed Income Arbitrage-1 Portfolio

Investment Objective
The Fixed Income Arbitrage-1 Portfolio seeks to achieve current income with preservation of principal.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Fixed Income and High Yield Investment and Relative Value/Interest Rate Arbitrage Strategies. A Fixed Income and High Yield Investment Strategy is where the

Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt—commonly ‘‘junk bonds.’’ Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments. A Relative Value/Interest Rate Arbitrage Strategy is where the Portfolio invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

The Global Hedged Income-1 Portfolio

Investment Objective
The Global Hedged Income-1 Portfolio seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in global securities and financial instruments, with an emphasis on sovereign fixed income securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Fixed Income and High Yield Investment Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt—commonly ‘‘junk bonds.’’ Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

The Long/Short Equity—Deep Discount Value-1 Portfolio

Investment Objective
The Long/Short Equity—Deep Discount Value-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the fundamental valuations relative to current market price of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven, Market or Sector Timing/Trading Strategies, Long/Short Equity.  An Event Driven Strategy is where the Portfolio is designed to employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors and security types that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

The Long/Short Equity—Earning Revision-1 Portfolio

Investment Objective
The Long/Short Equity—Earning Revision-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the revisions of earnings estimates on the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Global-1 Portfolio

Investment Objective
The Long/Short Equity—Global-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to emphasize recognizing and capitalizing on trends and stock specific opportunities in the international market.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Long/Short Equity and Event Driven Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.  An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

The Long/Short Equity—Growth-1 Portfolio

Investment Objective
The Long/Short Equity—Growth-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. domestic equity securities.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies.  A Market Neutral Equity Strategy is where the portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.  A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Healthcare/Biotech-1 Portfolio

Investment Objective
The Long/Short Equity—Healthcare/Biotech-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equities of industry groups within the healthcare sector. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio may employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.  A Long/Short Equity Strategy is where the Portfolio may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—International-1 Portfolio

Investment Objective
The Long/Short Equity—International-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

The Long/Short Equity—Momentum-1 Portfolio

Investment Objective
The Long/Short Equity—Momentum-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the relative near-term price performance of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading, Market Neutral Equity and Long/Short Equity Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors and security types that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—REIT-1 Portfolio

Investment Objective
The Long/Short Equity—REIT-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Long/Short Equity and Relative Value/Pairs Trading Arbitrage Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Relative Value/Pairs Trading Arbitrage Strategies is where the Portfolio is designed to employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities of different companies in the same industry.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

The Merger Arbitrage-1 Portfolio

Investment Objective
The Merger Arbitrage-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in announced merger and acquisition transactions and in companies that may be attractive acquisition targets. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven and Relative Value/Merger Arbitrage Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Relative Value/Merger Arbitrage Strategy is where the Portfolio is designed to invest in both long and short positions in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities involved in an announced merger deal.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies that are in conformity with U.S. generally accepted accounting principles (“GAAP”) and which are followed consistently by the Portfolios in the preparation of its financial statements.

Investment Valuation and Transactions
Securities in the Portfolios are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the NASDAQ Global Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Futures are valued at settlement price. Foreign equities are valued at the official closing price, last bid if no closing price. The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. Whether a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate.  As of December 31, 2007, the following Portfolios held fair valued securities.  These percentages include securities where values are determined based on prices provided by brokers.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

	Market	Percentage of
	Value	Net Assets
Convertible Bond Arbitrage-1 Portfolio	$ 424,825	0.6%
Deep Value Hedged Income-1 Portfolio	16,022,670	19.7
Distressed Securities & Special Situations-1 Portfolio	4,248,958	4.6
Fixed Income Arbitrage-1 Portfolio	778,085	1.1
Global Hedged Income-1 Portfolio	15,887,727	20.3

Investments and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.  Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security.  Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

Distributions to Alpha and Beta
Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

For the year ended December 31, 2007, the following Portfolios paid an income distribution to Alpha and Beta:

	Alpha	Beta

Convertible Bond Arbitrage-1 Portfolio	$1,625,201	$—
Deep Value Hedged Income-1 Portfolio	1,899,712	104,913
Distressed Securities & Special Situations-1 Portfolio	1,129,648	38,893
Fixed Income Arbitrage-1 Portfolio	2,212,233	82,659
Global Hedged Income-1 Portfolio	1,930,917	101,735
Long/Short Equity—Earnings Revision-1 Portfolio	840,607	—
Long/Short Equity—Global-1 Portfolio	667,057	33,008
Long/Short Equity—Healthcare/Biotech-1 Portfolio	423,217	—
Long/Short Equity— Momentum - 1 Portfolio	592,277	26,243
Total income distributions paid	$11,320,869	$387,451

For the year ended December 31, 2007, the following Portfolios paid a short-term capital gain distribution to Alpha and Beta:

	Alpha	Beta

Deep Value Hedged Income-1 Portfolio	$13,407	$740
Distressed Securities & Special Situations - 1 Portfolio	516,377	17,779
Equity Options Overlay-1 Portfolio	1,324,913	85,022
Fixed Income Arbitrage-1 Portfolio	11,822,103	441,726
Long/Short Equity—Deep Discount Value - 1 Portfolio	154,146	12,152
Long/Short Equity—Global - 1 Portfolio	2,779,095	137,519
Long/Short Equity—Healthcare/Biotech-1 Portfolio	414,573	—
Long/Short Equity—International-1 Portfolio	2,016,371	106,189
Long/Short Equity—REIT-1 Portfolio	918,227	—
Merger Arbitrage - 1 Portfolio	1,201,123	101,198
Total short-term capital gain distributions paid	$21,160,335	$902,325

For the year ended December 31, 2007, the following Portfolios paid a long-term capital gain distribution to Alpha and Beta:

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

	Alpha	Beta

Convertible Bond Arbitrage-1 Portfolio	$190,361	$—
Distressed Securities & Special Situations-1 Portfolio	9,749,996	335,688
Long/Short Equity—International-1 Portfolio	285,092	15,014
Long/Short Equity— Momentum - 1 Portfolio	7,673	340
Long/Short Equity— REIT - 1 Portfolio	306,134	—
Merger Arbitrage - 1 Portfolio	1,016,949	85,681
Total long-term capital gain distributions paid	$11,556,205	$436,723

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Short Sales
The Portfolios may engage in short sale transactions.  The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Collateral on Short Sales
As segregated assets for short positions, the Portfolios are required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short.  This collateral is maintained by the brokers.

Futures Contracts
The Portfolios may purchase and sell futures contracts. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required by the executing broker to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency Transactions
The Portfolios may engage in foreign currency transactions.  Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Forward Currency Exchange Contracts
The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date.  Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.  A realized gain or loss is recorded at the time the forward contract is close.

At December 31, 2007, certain Portfolios had entered into “position hedge” forward currency exchange contracts that obligated the Portfolio to deliver or receive currencies at a specified future date.  The net unrealized appreication of $2,942 for the Fixed Income Arbitrage-1 Portfolio is included in the net unrealized appreciation (depreciation) section of the Statement of Assets and Liabilities.  The terms of the open contracts are as follows:

Fixed Income Arbitrage-1 Portfolio
Settlement Date	Currency to be Delivered	U.S. $ Value at December 31, 2007	Currency to be Received	U.S. $ Value at December 31, 2007
01/10/2008	635,698 U.S. Dollars	$635,698	725,453 Australian Dollars	$634,859
01/10/2008	379,085 U.S. Dollars	379,085	2,084,750 Norwegian Kroner	383,895
01/10/2008	622,644 Canadian Dollar	631,010	623,423 U.S. Dollars	623,423
01/10/2008	2,490,860 Swedish Krona	385,461	392,019 U.S. Dollars	392,019
		$2,031,254		$2,034,196

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.

The premiums received and the number of option contracts written by the Portfolios during the year ended December 31, 2007, were as follows:

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

Convertible Bond Arbitrage-1 Portfolio:

	Premiums	Number of
	Received	Contracts
Options outstanding at December 31, 2006	$—	—
Options written	82,886	472
Options closed	(12,740)	(78)
Options exercised	—	—
Options expired	(9,544)	(72)
Options outstanding at December 31, 2007	$60,602	322

Distressed Securities & Special Situations-1 Portfolio:

	Premiums	Number of
	Received	Contracts
Options outstanding at December 31, 2006	$132,764	668
Options written	638,222	4,849
Options closed	(365,042)	(2,670)
Options exercised	(44,479)	(130)
Options expired	(361,465)	(2,717)
Options outstanding at December 31, 2007	$—	—

Equity Options Overlay-1 Portfolio:

	Premiums	Number of
	Received	Contracts
Options outstanding at December 31, 2006	$—	—
Options written	13,044,320	37,319
Options closed	(6,104,458)	(15,728)
Options exercised	(4,039,257)	(11,474)
Options expired	(394,973)	(1,067)
Options outstanding at December 31, 2007	$2,505,632	9,050

Fixed Income Arbitrage-1 Portfolio:

	Premiums	Number of
	Received	Contracts
Options outstanding at December 31, 2006	$—	—
Options written	12,878	788
Options closed	—	—
Options exercised	—	—
Options expired	(9,338)	(188)
Options outstanding at December 31, 2007	$3,540	600

Long/Short Equity—Deep Discount Value-1 Portfolio:

	Premiums	Number of
	Received	Contracts
Options outstanding at December 31, 2006	$321,864	2,071
Options written	4,998,769	20,232
Options closed	(3,352,741)	(12,936)
Options exercised	(159,865)	(1,012)
Options expired	(1,751,033)	(7,928)
Options outstanding at December 31, 2007	$56,994	427

Swaps
The Portfolios may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Portfolios to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Portfolios to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract. A short equity swap contract obligates the Portfolios to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Portfolios to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contact.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

The Portfolios may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Portfolios to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Portfolios are also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Portfolios to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Portfolios will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Portfolios consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Portfolios are limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.  The Portfolios did not hold any equity swap contracts at December 31, 2007.

The Portfolios may also enter into credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of the default is transferred from the holder of the fixed income security to the seller of the swap.

The Portfolios may also enter into interest rate swap contracts. This type of swap contract obligates the Portfolios to pay the counterparty an amount tied to any increase in the spread between a floating or fixed rate payment over the term of the contract. The Portfolios are also obligated to pay the counterparty any interest paid on the holding as well as any net financing costs. This type of swap contract entitles the Portfolios to receive from the counterparty any gains based on a decrease in the spread as well as any net interest income.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Convertible Securities
The Portfolios may invest in convertible securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes”
Effective 2007, the Portfolios adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”.   FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Portfolios must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Portfolios to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Portfolios include Federal and the state of New York.  As of December 31, 2007, open Federal and New York tax years include the tax years ended December 31, 2005 through December 31, 2007.  The Portfolios have no examination in progress.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Portfolios’ financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2007.  The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

New Accounting Pronouncements
Additionally, in September 2006, the FASB issued FASB Statement No. 157 - Fair Value Measurements (“FAS 157”). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in U.S. generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007.  Management of the Portfolios is currently evaluating the impact that FAS 157 will have on the Portfolios’ financial statements.

Federal Income Taxes
The Portfolios intend to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Credit Facility
Custodial Trust Company has made available to the Portfolios a credit facility pursuant to a Loan and Pledge Agreement (‘‘Loan Agreement’’) dated April 28, 2006 for the purpose of purchasing portfolio securities. The Loan Agreement can be terminated by either the Portfolios or Custodial Trust Company. The Portfolios are permitted to borrow up to 33.3% of total assets. Borrowings under the Loan Agreement are charged at the 30-day LIBOR rate plus 1.00%. As collateral for the loan, the Portfolios are required to maintain assets consisting of cash, cash equivalents or liquid securities. The UFT Portfolios pledge all securities held at Custodial Trust Company as collateral for this loan. Custodial Trust Company monitors this balance on a daily basis against the amount of the loan outstanding. The Fixed Income Arbitrage-1 Portfolio, Long/Short Equity―Earnings Revision-1 Portfolio, Long/Short Equity―Healthcare Biotech-1 Portfolio, Long/Short Equity – Growth-1 Portfolio, and the Long/Short Equity REIT―1 Portfolio did not utilize the credit facility during the year ended December 31, 2007.  The remaining Portfolios did use the credit facility and the following table is presented on this loan agreement:

	Outstanding	Maximum		Weighted
	Balance	Amount Outstanding	Average	Average
	as of	during the year	Daily	Interest
	December 31, 2007	ended December 31, 2007	Balance	Rate

Convertible Bond Arbitrage - 1 Portfolio	$—	$5,000,000	$424,658	6.53%
Deep Value Hedged Income - 1 Portfolio[1]	—	5,700,000	616,735	6.28%
Distressed Securities & Special Situations - 1 Portfolio	—	7,450,500	1,393,696	6.47%
Equity Options Overlay - 1 Portfolio[2]	—	2,000,000	791,620	5.99%
Global Hedged Income - 1 Portfolio	—	1,698,750	195,473	5.24%
Long/Short Equity—Deep Discount Value - 1 Portfolio	—	1,712,650	1,374,078	6.39%
Long/Short Equity—Global - 1 Portfolio	—	5,060,150	804,079	6.47%
Long/Short Equity—International - 1 Portfolio	—	1,677,650	984,002	6.51%
Long/Short Equity— Momentum - 1 Portfolio	—	395,150	223,365	6.42%
Merger Arbitrage - 1 Portfolio	—	4,230,150	3,566,358	6.35%

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

[1]	The Portfolio’s inception date was May 1, 2007.
[2]	The Portfolio’s inception date was January 8, 2007.

Use of Estimates
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Guarantees and Indemnifications
In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

3. Investment Transactions

Purchases and sales of securities for the year ended December 31, 2007 for the Portfolios (excluding short-term investments and U.S. Government securities) are as follows:

	Purchases	Sales
Convertible Bond Arbitrage-1 Portfolio	$ 64,818,998	$ 30,132,246
Deep Value Hedged Income-1 Portfolio[1]	62,620,974	2,815,644
Distressed Securities & Special Situations-1 Portfolio	133,605,344	158,011,793
Equity Options Overlay-1 Portfolio[2]	119,683,461	62,041,002
Fixed Income Arbitrage-1 Portfolio	14,680,319	6,063,990
Global Hedged Income-1 Portfolio	88,141,405	37,236,318
Long/Short Equity—Deep Discount Value- 1 Portfolio	136,224,616	115,151,176
Long/Short Equity—Earning Revision-1 Portfolio	54,147,146	31,973,175
Long/Short Equity—Global- 1 Portfolio	51,437,340	39,276,109
Long/Short Equity—Growth- 1 Portfolio[3]	80,428,460	26,591,001
Long/Short Equity—Healthcare/Biotech-1 Portfolio	66,059,795	45,616,957
Long/Short Equity—International-1 Portfolio	184,572,424	166,845,814
Long/Short Equity— Momentum- 1 Portfolio	60,503,167	41,460,190
Long/Short Equity—REIT-1 Portfolio	158,041,614	108,750,334
Merger Arbitrage- 1 Portfolio	90,393,935	81,870,835

1	The Portfolio’s inception date was May 1, 2007.
2	The Portfolio’s inception date was January 8, 2007.
3	The Portfolio’s inception date was August 20, 2007.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

Purchases and sales of U.S. Government securities for the year ended December 31, 2007 for the
Portfolios (excluding short-term investments) are as follows:

	Purchases	Sales

Fixed Income Arbitrage-1 Portfolio	$7,658,326	$8,161,254
Global Hedged Income-1 Portfolio	19,981,056	19,993,859

4. Federal Income Taxes

At December 31, 2007, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	Convertible Bond Arbitrage-1 Portfolio	Deep Value Hedged Income-1 Portfolio	Distressed Securities & Special Situations-1 Portfolio	Equity Options Overlay-1 Portfolio
Cost of Investments	$66,457,232	$88,593,036	$95,416,422	$60,215,712
Gross tax unrealized appreciation	4,292,693	1,520,309	2,808,434	2,981,476
Gross tax unrealized depreciation	(2,524,182)	(8,065,174)	(3,410,948)	(4,099,520)
Net tax unrealized appreciation (depreciation)	$1,768,511	$(6,544,865)	$602,514)	$(1,118,044)

	Fixed Income Arbitrage-1 Portfolio	Global Hedged Income-1 Portfolio	Long/Short Equity—Deep Discount Value- 1 Portfolio	Long/Short Equity—Earning Revision-1 Portfolio
Cost of Investments	$71,281,619	$75,047,134	$51,547,109	$51,621,395
Gross tax unrealized appreciation	1,030,598	2,084,727	3,319,860	9,817,207
Gross tax unrealized depreciation	(6,464,725)	(2,494,291)	(5,550,103)	(2,095,125)
Net tax unrealized appreciation (depreciation)	$(5,434,127)	$(409,564)	$(2,230,082)	$7,722,082

	Long/Short Equity— Global- 1 Portfolio	Long/Short Equity—Growth- 1 Portfolio	Long/Short Equity—Healthcare/ Biotech-1 Portfolio	Long/Short Equity—International-1 Portfolio
Cost of Investments	$32,666,662	$58,723,926	$33,282,396	$49,308,179
Gross tax unrealized appreciation	8,406,717	4,287,842	2,190,360	1,861,136
Gross tax unrealized depreciation	(2,161,481)	(3,913,282)	(3,911,839)	(2,489,143)
Net tax unrealized appreciation	$6,245,236	$374,560	$(1,721,479)	$(628,007)

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

	Long/Short Equity— Momentum- 1 Portfolio	Long/Short Equity—REIT-1 Portfolio	Merger Arbitrage- 1 Portfolio
Cost of Investments	$48,925,911	$62,989,545	$47,528,619
Gross tax unrealized appreciation	7,841,183	2,195,403	2,693,005
Gross tax unrealized depreciation	(1,577,685)	(4,916,945)	(2,733,734)
Net tax unrealized appreciation	$6,263,498	$(2,721,542)	$(40,729)

At December 31, 2007, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	Convertible Bond Arbitrage-1 Portfolio	Deep Value Hedged Income-1 Portfolio	Distressed Securities & Special Situations-1 Portfolio	Equity Options Overlay-1 Portfolio

Net tax unrealized appreciation (depreciation)	$1,768,511	$(6,544,865)	$(602,514)	$(1,118,044)

Undistributed ordinary income	14,465	—	29,772	—
Undistributed long-term capital gain	—	—	37,598	—
Total distributable earnings	—	—	67,370	—

Other accumulated losses	(1,928,974)	207,199	847,726	761,808
Total accumulated earnings/(losses)	$(145,998)	$(6,337,666)	$312,582	$(356,236)

	Fixed Income Arbitrage-1 Portfolio	Global Hedged Income-1 Portfolio	Long/Short Equity—Deep Discount Value- 1 Portfolio	Long/Short Equity—Earning Revision-1 Portfolio

Net tax unrealized appreciation (depreciation)	$(5,434,127)	$(409,564)	$(2,230,082)	$7,722,082

Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gain	—	—	—	—
Total distributable earnings	—	—	—	—

Other accumulated losses	(4,181,783)	(137,379)	765,373	5,364,257
Total accumulated earnings/(losses)	$(9,615,910)	$(546,943)	$(1,464,870)	$13,086,339

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

	Long/Short Equity—Global- 1 Portfolio	Long/Short Equity―Growth-1 Portfolio	Long/Short Equity—Healthcare/Biotech-1 Portfolio	Long/Short Equity—International-1 Portfolio

Net tax unrealized appreciation (depreciation)	$6,245,236	$374,560	$(1,721,479)	$(628,007)

Undistributed ordinary income	21,094	—	169,662	—
Undistributed long-term capital gain	—	—	—	—
Total distributable earnings	21,094	—	169,662	—

Other accumulated losses	79,706	(1,032,088)	897,557	1,099,581
Total accumulated earnings/(losses)	$6,346,036	$(657,528)	$(654,260)	$471,574

	Long/Short Equity— Momentum- 1 Portfolio	Long/Short Equity—REIT-1 Portfolio	Merger Arbitrage- 1 Portfolio

Net tax unrealized appreciation (depreciation)	$6,263,498	$(2,721,542)	$(40,729)

Undistributed ordinary income	—	121,343	—
Undistributed long-term capital gain	—	102,407	—
Total distributable earnings	—	223,750	—

Other accumulated losses	2,609,451	7,075,497	(3,665)
Total accumulated earnings/(losses)	$8,872,949	$4,577,705	$(44,394)

The primary differences between the cost amounts for book and tax purposes is primarily due to deferred wash sale losses, constructive sales and tax adjustments for passive foreign investment companies.

As of December 31, 2007, the Portfolios had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
Convertible Bond Arbitrage-1 Portfolio	$109,019	12/31/2015
Fixed Income Arbitrage-1 Portfolio	997,678	12/31/2014
	3,079,906	12/31/2015
Global Hedged Income-1 Portfolio	48,562	12/31/2014
	15,875	12/31/2015
Long/Short Equity Earnings Revision-1 Portfolio	645,629	12/31/2014
	1,786,381	12/31/2015
Long/Short Equity—Growth- 1 Portfolio	1,893,079	12/31/2015
Long/Short Equity Momentum-1 Portfolio	2,423,598	12/31/2015

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

The tax character of distributions for the Portfolios at the period ended December 31, 2007 was as follows:

	Convertible Bond Arbitrage-1 Portfolio	Convertible Bond Arbitrage-1 Portfolio	Deep Value Hedged Income-1 Portfolio
	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006	Period from May 1, 2007(1) to December 31, 2007
Distributions paid from:
Ordinary Income	$1,625,201	$252,055	$2,018,772
Long Term Capital Gain	190,361	228,803	—
Total Distributions Paid	$1,815,562	$480,858	$2,018,772

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.
(1)	Commencement of operations for the Deep Value Hedged Income-1 Portfolio was May 1, 2007.

	Distressed Securities & Special Situations-1 Portfolio	Distressed Securities & Special Situations-1 Portfolio	Equity Options Overlay-1 Portfolio
	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006	Period from January 8, 2007(1) to December 31, 2007
Distributions paid from:
Ordinary Income	$1,702,697	$1,251,035	$1,409,935
Long Term Capital Gain	10,085,689	1,576,987	—
Total Distributions Paid	$11,788,386	$2,828,022	$1,409,935

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.
(1)	Commencement of operations for the Equity Options Overlay-1 Portfolio was January 8, 2007.

	Fixed Income Arbitrage-1 Portfolio	Fixed Income Arbitrage-1 Portfolio	Global Hedged Income-1 Portfolio	Global Hedged Income-1 Portfolio
	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006(1)	Year Ended December 31, 2007	Period from May 24, 2006(2) to December 31, 2006(1)
Distributions paid from:
Ordinary Income	$14,336,944	$2,892,915	$2,032,652	$179,681
Long Term Capital Gain	—	—	—	—
Return of Capital	221,777	—	—	—
Total Distributions Paid	$14,558,721	$2,892,915	$2,032,652	$179,861
*    Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.
 (1)  The amount of total distributions made for Fixed Income Arbitrage-1 and Global Hedged Income Portfolios includes $158,254 and $7,123, respectively, of dividends deemed to be paid in the fiscal year ended 2007 for tax purposes.
(2)  Commencement of operations for the Global Hedged Income-1 Portfolio was May 24, 2006.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

	Long/Short Equity Deep Discount Value-1 Portfolio	Long/Short Equity Deep Discount Value-1 Portfolio	Long/Short Equity Earning Revisions-1 Portfolio	Long/Short Equity Earning Revisions-1 Portfolio
	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006
Distributions paid from:
Ordinary Income	$166,297	$104,008	$840,607	$302,000
Long-Term Capital Gain	—	—	—	—
Total Distributions Paid	$166,297	$104,008	$840,607	$302,000

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

	Long/Short Equity Global-1 Portfolio	Long/Short Equity Global-1 Portfolio	Long/Short Equity Growth-1 Porfolio
	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006(1)	Period from August 20, 2007(2) to December 31, 2007
Distributions paid from:
Ordinary Income	$3,616,679	$1,395,968	$—
Long-Term Capital Gain	—	—	—
Total Distributions Paid	$3,616,679	$1,395,968	$—

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.
(1)	The amount of distribution for Long/Short Equity Global-1 Portfolio represents the portion of Alpha Hedged Strategies Fund’s redemption treated as a dividend distribution for tax purposes.
(2)	Commencement of operations for the Long/Short - Equity Growth-1 Portfolio was August 20, 2007.

	Long/Short Equity Healthcare/ Biotech-1 Portfolio	Long/Short Equity Healthcare/ Biotech-1 Portfolio	Long/Short Equity International-1 Portfolio	Long/Short Equity International-1 Portfolio
	Year Ended December 31, 2007	Period from September 25, 2006(1) to December 31, 2006	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006
Distributions paid from:
Ordinary Income	$837,790	$495,336	$2,292,115	$85,107
Long-Term Capital Gain	—	—	51,416	91,413
Return of Capital	—	—	79,135	—
Total Distributions Paid	$837,790	$495,336	$2,422,666	$176,520

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.
(1)	Commencement of operations for the Long/Short - Healthcare/Biotech-1 Portfolio was September 25, 2006.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

	Long/Short Equity Momentum-1 Portfolio	Long/Short Equity Momentum-1 Portfolio	Long/Short Equity REIT-1 Portfolio	Long/Short Equity REIT-1 Portfolio
	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006(1)
Distributions paid from:
Ordinary Income	$618,520	$330,881	$918,227	$169,338
Long-Term Capital Gain	8,103	786,481	306,134	—
Total Distributions Paid	$626,623	$1,117,362	$1,224,361	$169,338

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.
(1)	The amount of total distributions made for Long/Short Equity REIT-1 Portfolio includes $51,039 of dividends deemed to be paid in the fiscal year ended 2007 for tax purposes.

	Merger Arbitrage-1 Portfolio	Merger Arbitrage-1 Portfolio
	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006
Distributions paid from:
Ordinary Income	$1,193,618	$621,467
Long-Term Capital Gain	1,176,249	9,108
Return of Capital	35,084	—
Total Distributions Paid	$2,404,951	$630,575

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

The Portfolios hereby designate as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Portfolios related to net capital gain to zero for the tax year ended December 31, 2006.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
Convertible Bond Arbitrage - 1 Portfolio	1,060,303	(1,052,244)	(8,059)
Deep Value Hedged Income- 1 Portfolio	(5,202)	16,882	(11,680)
Distressed Securities & Special Situations - 1 Portfolio	133,084	(133,283)	199
Equity Options Overlay	275,011	(253,028)	(21,983)
Fixed Income Arbitrage - 1 Portfolio	(744,369)	744,369	—
Global Hedged Income -1 Portfolio	(37,795)	59,061	(21,266)
Long/Short Equity Deep Discount Value - 1 Portfolio	352,962	(160,700)	(192,262)
Long/Short Equity Earning Revision - 1 Portfolio	9,275	30,399	(39,674)
Long/Short Equity Global - 1 Portfolio	389,086	(389,024)	(62)
Long/Short Equity Growth - 1 Portfolio	19,552	(4,221)	(15,331)
Long/Short Equity Healthcare/Biotech - 1 Portfolio	7,531	(6,620)	(911)
Long/Short Equity International - 1 Portfolio	(153,036)	156,320	(3,284)
Long/Short Equity Momentum - 1 Portfolio	(7,707)	11,993	(4,286)
Long/Short Equity REIT - 1 Portfolio	340,074	(338,901)	(1,173)
Merger Arbitrage - 1 Portfolio	473,670	(473,670)	—

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

5. Investment Advisory Agreements and Other Expense Agreements

Pursuant to the Investment Advisory Agreement (the ‘‘Advisory Agreement’’), the Portfolios pay the Advisor monthly an annual advisory fee of 2.50% of the Portfolios’ average daily net assets. The Advisor has also entered into an Operating Services Agreement (the ‘‘Services Agreement’’) with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.50% the Portfolios’ average daily net assets. The Advisor analyzes the expense ratios of the Funds, and reduces its advisory fees across the Portfolios so the expenses passed along to the Funds calculates to 3.00% on an aggregate basis.  Due to the effects of leverage, the actual expense ratios can be less than 3.00%.

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

The Advisor has entered into Sub-Advisory Agreements (“Sub-Advisor Agreement”) for the purpose of advising each Portfolio of the UFT. Each Sub-Advisor Agreement provides that each Sub-Advisor will formulate and implement a continuous investment program for a Portfolio in accordance with each Portfolio’s objective, policies and limitations and any investment guidelines established by the Advisor.  Each Sub-Advisor will, subject to the supervision and control of the Advisor, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Portfolio, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions.  Each Sub-Advisor is required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Advisor Agreement.  Each Sub-Advisor Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.  Each Sub-Advisor Agreement may be terminated without penalty at any time by the Advisor or the Sub-Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

The Advisor is affiliated with Asset Alliance Corporation (‘‘Asset Alliance’’). Asset Alliance is also affiliated with the Funds’ Portfolio Research Consultant, Trust Advisors LLC. As a result, the Advisor is also affiliated with the Research Consultant.

6. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:

Convertible Bond Arbitrage-1 Portfolio:
	Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	1,612,456	$15,352,404
Shares sold	4,518,096	45,954,554	520,386	5,196,222
Shares issued to shareholders
in reinvestment of distributions	180,294	1,815,562	48,474	480,858
Shares redeemed	—	—	—	—
Net increase	4,698,390	47,770,116	2,181,316	$21,029,484

Shares outstanding:
Beginning of period	2,181,316		—
End of period	6,879,706		2,181,316

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

Deep Value Hedged Income-1 Portfolio:
	Period from May 1, 2007* to December 31, 2007
	Shares	Amount
Shares sold	8,070,814	$85,682,034
Shares issued to shareholders
in reinvestment of distributions	205,369	2,018,772
Shares redeemed	—	—
Net increase	8,276,183	$87,700,806

Shares outstanding:
Beginning of period	—
End of period	8,276,183

*	Commencement of operations for the Deep Value Hedged Income-1 Portfolio was May 1, 2007.

Distressed Securities & Special Situations-1 Portfolio:
	Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	4,142,363	$33,421,721
Shares sold	2,831,154	27,811,909	1,598,105	15,613,768
Shares issued to shareholders
in reinvestment of distributions	1,299,711	11,788,381	299,400	2,828,022
Shares redeemed	—	—	—	—
Net increase	4,130,865	$39,600,290	6,039,868	$51,863,511

Shares outstanding:
Beginning of period	6,039,868		—
End of period	10,170,733		6,039,868

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

Equity Options Overlay-1 Portfolio:
	Period from January 8, 2007* to December 31, 2007
	Shares	Amount
Shares sold	5,418,521	$56,261,066
Shares issued to shareholders
in reinvestment of distributions	136,754	1,409,935
Shares redeemed	—	—
Net increase	5,555,275	$57,671,001

Shares outstanding:
Beginning of period	—
End of period	5,555,275

*	Commencement of operations for the Equity Options Overlay-1 Portfolio was January 8, 2007.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

Fixed Income Arbitrage-1 Portfolio:
	Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	2,724,240	$28,246,491
Shares sold	2,227,535	22,861,325	1,003,915	10,363,308
Shares issued to shareholders
in reinvestment of distributions	1,667,665	14,558,721	286,995	2,892,915
Shares redeemed	—	—	—	—
Net increase	3,895,200	$37,420,046	4,015,150	$41,502,714

Shares outstanding:
Beginning of period	4,015,150		—
End of period	7,910,350		4,015,150

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

Global Hedged Income-1 Portfolio:
	Year Ended December 31, 2007		Period from May 24, 2006* to December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	6,128,787	$63,400,032	1,347,624	$13,477,541
Shares issued to shareholders
in reinvestment of distributions	199,279	2,032,652	12,815	129,681
Shares redeemed		—	—	—
Net increase	6,328,066	$65,432,684	1,360,439	$13,607,222

Shares outstanding:
Beginning of period	1,360,439		—
End of period	7,688,505		1,360,439

*	Commencement of operations for the Global Hedged Income-1 Portfolio was May 24, 2006.

Long/Short Equity—Deep Discount Value- 1 Portfolio:
	Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	1,020,734	$10,532,138
Shares sold	2,684,921	23,413,324	2,095,759	16,055,650
Shares issued to shareholders
in reinvestment of distributions	19,797	166,297	12,251	104,008
Shares redeemed	—	—	—	—
Net increase	2,704,718	$23,579,621	3,128,744	$26,691,796

Shares outstanding:
Beginning of period	3,128,744		—
End of period	5,833,462		3,128,744

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

Long/Short Equity—Earning Revision-1 Portfolio:
	Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	2,742,377	$22,206,337
Shares sold	2,174,609	23,560,203	26,202	267,089
Shares issued to shareholders
in reinvestment of distributions	70,051	840,607	29,720	302,000
Shares redeemed	—	—	—	—
Net increase	2,244,660	24,400,810	2,798,299	$22,775,426

Shares outstanding:
Beginning of period	2,798,299		—
End of period	5,042,959		2,798,299

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

Long/Short Equity—Global- 1 Portfolio:
	Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	1,779,561	$14,929,949
Shares sold	1,713,449	21,370,180	105,392	1,009,879
Shares issued to shareholders
in reinvestment of distributions	280,580	3,616,679	—	—
Shares redeemed	—	—	(515,351)	(4,700,000)
Net increase	1,994,029	24,986,859	1,369,602	$11,239,828

Shares outstanding:
Beginning of period	1,369,602		—
End of period	3,363,631		1,369,602

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

Long/Short Equity—Growth- 1 Portfolio:
	Period from August 20, 2007* to December 31, 2007
	Shares	Amount
Shares sold	5,919,483	$60,282,361
Shares issued to shareholders
in reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase	5,919,483	60,282,361

Shares outstanding:
Beginning of period	—
End of period	5,919,483

*	Commencement of operations for the Long/Short - Equity Growth-1 Portfolio was August 20, 2007.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

Long/Short Equity—Healthcare/Biotech-1 Portfolio:
	Year Ended December 31, 2007		Period from September 25, 2006 to December 31, 2006*
	Shares	Amount	Shares	Amount
Shares sold	2,278,634	$22,540,005	1,004,931	$10,049,426
Shares issued to shareholders
in reinvestment of distributions	86,638	837,790	50,085	495,336
Shares redeemed	—	—	—	—
Net increase	2,365,272	$23,377,795	1,055,016	$10,544,762

Shares outstanding:
Beginning of period	1,055,016		—
End of period	3,420,288		1,055,016

*	Commencement of operations for the Long/Short - Healthcare/Biotech-1 Portfolio was September 25, 2006.

Long/Short Equity—International-1 Portfolio:
	Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	1,222,699	$11,534,212
Shares sold	3,142,726	31,842,719	811,323	8,008,927
Shares issued to shareholders
in reinvestment of distributions	241,302	2,422,666	18,217	176,520
Shares redeemed	—	—	—	—
Net increase	3,384,028	$34,265,385	2,052,239	$19,719,659

Shares outstanding:
Beginning of period	2,052,239		—
End of period	5,436,267		2,052,239

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

Long/Short Equity—Momentum-1 Portfolio:
	Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	2,769,174	$20,418,781
Shares sold	4,984,122	48,789,995	112,745	1,129,496
Shares issued to shareholders
in reinvestment of distributions	61,788	626,533	120,792	1,117,362
Shares redeemed	—	—	—	—
Net increase	5,045,910	49,416,528	3,002,711	$22,665,639

Shares outstanding:
Beginning of period	3,002,711		—
End of period	8,048,621		3,002,711

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

Long/Short Equity—REIT-1 Portfolio:
	Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	1,444,451	$14,341,442
Shares sold	2,684,399	28,517,121	1,205,144	12,256,083
Shares issued to shareholders
in reinvestment of distributions	109,612	1,224,361	16,361	169,338
Shares redeemed	—	—	—	—
Net increase	2,794,011	$29,741,482	2,665,956	$26,766,863

Shares outstanding:
Beginning of period	2,665,956		—
End of period	5,459,967		2,665,956

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

Merger Arbitrage- 1 Portfolio:
	Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	1,660,365	$15,874,217
Shares sold	2,086,861	22,686,749	620,365	6,154,999
Shares issued to shareholders
in reinvestment of distributions	236,011	2,404,951	41,642	430,575
Shares redeemed	—	—	—	—
Net increase	2,322,872	$25,091,700	2,322,372	$22,459,791

Shares outstanding:
Beginning of period	2,322,372		—
End of period	4,645,244		2,322,372

*	Commencement of Fund-of Funds structure. See Note 1 of the Notes to Financial Statements.

6. Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act, if the Long/Short Equity—Deep Discount Value-1 Portfolio (“Deep Discount”) owns 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of Deep Discount.  During the year ended from January 1, 2007 to December 31, 2007, Deep Discount owned the following position in such companies for investment purposes only:

Issuer Name	Share Balance at December 31, 2006	Purchases	Sales	Share Balance at December 31, 2007	Value at December 31, 2007	Realized Gains (Losses)
Electronic Control Security, Inc.	920,652	651,605	34,398	1,537,859	$615,144	($18,548)

7. Change in Independent Registered Public Accounting Firm (Unaudited)

On May 22, 2007, with the approval of the audit committee, PricewaterhouseCoopers LLP was dismissed as the independent registered public accounting firm for the UFT.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

The UFT, with the approval of its Board of Trustees and its Audit Committee, engaged KPMG LLP as its new independent registered public accounting firm on May 22, 2007 to audit the UFT’s financial statements for the fiscal year ending December 31, 2007.

The report of PwC on the financial statements of the UFT for the most recent fiscal period ended December 31, 2006 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audit for the fiscal period ended December 31, 2006, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

8. Subsequent Events

Subsequent to December 31, 2007, one additional Portfolio was added to the UFT, the Energy and Natural Resources-1 Portfolio.

9. Additional Tax Information (Unaudited)

Long Term Capital Gain Designation
The Fund hereby designates the following as a capital gain dividend with respect to the taxable year ended December 31, 2007, or, if subsequently determined to be different, the net capital gain of such year:

Convertible Bond Arbitrage-1 Portfolio	$190,361
Deep Value Hedged Income-1 Portfolio	—
Distressed Securities & Special Situations-1 Portfolio	10,085,684
Equity Options Overlay-1 Portfolio	—
Fixed Income Arbitrage-1 Portfolio	—
Global Hedged Income-1 Portfolio	—
Long/Short Equity—Deep Discount Value- 1 Portfolio	—
Long/Short Equity—Earning Revision-1 Portfolio	—
Long/Short Equity—Global- 1 Portfolio	—
Long/Short Equity—Growth- 1 Portfolio	—
Long/Short Equity—Healthcare/Biotech-1 Portfolio	—
Long/Short Equity—International-1 Portfolio	51,416
Long/Short Equity— Momentum- 1 Portfolio	8,013
Long/Short Equity—REIT-1 Portfolio	306,134
Merger Arbitrage- 1 Portfolio	1,088,256

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended December 31, 2007, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Convertible Bond Arbitrage-1 Portfolio	1.67%
Deep Value Hedged Income-1 Portfolio	0.00%
Distressed Securities & Special Situations-1 Portfolio	33.62%
Equity Options Overlay-1 Portfolio	32.62%
Fixed Income Arbitrage-1 Portfolio	0.00%
Global Hedged Income-1 Portfolio	7.79%
Long/Short Equity—Deep Discount Value- 1 Portfolio	8.16%
Long/Short Equity—Earning Revision-1 Portfolio	1.26%
Long/Short Equity—Global- 1 Portfolio	9.17%
Long/Short Equity—Growth- 1 Portfolio	0.00%
Long/Short Equity—Healthcare/Biotech-1 Portfolio	12.73%
Long/Short Equity—International-1 Portfolio	100.00%
Long/Short Equity— Momentum- 1 Portfolio	1.20%
Long/Short Equity—REIT-1 Portfolio	0.00%
Merger Arbitrage- 1 Portfolio	32.70%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2007 was as follows:

Convertible Bond Arbitrage-1 Portfolio	1.67%
Deep Value Hedged Income-1 Portfolio	0.00%
Distressed Securities & Special Situations-1 Portfolio	33.47%
Equity Options Overlay-1 Portfolio	29.78%
Fixed Income Arbitrage-1 Portfolio	0.00%
Global Hedged Income-1 Portfolio	0.62%
Long/Short Equity—Deep Discount Value- 1 Portfolio	21.54%
Long/Short Equity—Earning Revision-1 Portfolio	1.16%
Long/Short Equity—Global- 1 Portfolio	2.38%
Long/Short Equity—Growth- 1 Portfolio	0.00%
Long/Short Equity—Healthcare/Biotech-1 Portfolio	8.87%
Long/Short Equity—International-1 Portfolio	0.00%
Long/Short Equity— Momentum- 1 Portfolio	1.18%
Long/Short Equity—REIT-1 Portfolio	0.00%
Merger Arbitrage- 1 Portfolio	27.70%

Underlying Funds Trust
Notes to Financial Statements
December 31, 2007 (continued)

Additional Information Applicable to Foreign Shareholders Only
The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended December 31, 2007 was as follows:

Convertible Bond Arbitrage-1 Portfolio	36.27%
Deep Value Hedged Income-1 Portfolio	100.00%
Distressed Securities & Special Situations-1 Portfolio	67.52%
Equity Options Overlay-1 Portfolio	9.22%
Fixed Income Arbitrage-1 Portfolio	22.33%
Global Hedged Income-1 Portfolio	89.95%
Long/Short Equity—Deep Discount Value-1 Portfolio	14.63%
Long/Short Equity—Earning Revision-1 Portfolio	4.24%
Long/Short Equity—Global-1 Portfolio	5.49%
Long/Short Equity—Growth-1 Portfolio	0.00%
Long/Short Equity—Healthcare/Biotech-1 Portfolio	1.94%
Long/Short Equity—International-1 Portfolio	4.02%
Long/Short Equity— Momentum-1 Portfolio	6.33%
Long/Short Equity—REIT-1 Portfolio	3.72%
Merger Arbitrage-1 Portfolio	9.43%

Underlying Funds Trust
Report of Independent Registered
Public Accounting Firm

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Underlying Funds Trust:

We have audited the accompanying statements of assets and liabilities of Convertible Bond Arbitrage-1 Portfolio, Deep Value Hedged Income-1 Portfolio, Distressed Securities and Special Situations-1 Portfolio, Equity Options Overlay-1 Portfolio, Fixed Income Arbitrage-1 Portfolio, Global Hedged Income-1 Portfolio, Long/Short Equity – Deep Discount Value-1 Portfolio, Long/Short Equity – Earnings Revision-1 Portfolio, Long/Short Equity – Global-1 Portfolio, Long/Short Equity – Growth-1 Portfolio, Long/Short Equity – Healthcare/Biotech-1 Portfolio, Long/Short Equity – International-1 Portfolio, Long/Short Equity – Momentum-1 Portfolio, Long/Short Equity – REIT-1 Portfolio, and Merger Arbitrage-1 Portfolio, including the schedules of investments, securities sold short, and options written, as of December 31, 2007, and the related statements of operations, cash flows of Merger Arbitrage-1 Portfolio, changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of fund management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The statements of changes in net assets and financial highlights for the periods presented through December 31, 2006, were audited by other auditors whose report dated March 8, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Convertible Bond Arbitrage-1 Portfolio, Deep Value Hedged Income-1 Portfolio, Distressed Securities and Special Situations-1 Portfolio, Equity Options Overlay-1 Portfolio, Fixed Income Arbitrage-1 Portfolio, Global Hedged Income-1 Portfolio, Long/Short Equity – Deep Discount Value-1 Portfolio, Long/Short Equity – Earnings Revision-1 Portfolio, Long/Short Equity – Global-1 Portfolio, Long/Short Equity – Growth-1 Portfolio, Long/Short Equity – Healthcare/Biotech-1 Portfolio, Long/Short Equity – International-1 Portfolio, Long/Short Equity – Momentum-1 Portfolio, Long/Short Equity – REIT-1 Portfolio, and Merger Arbitrage-1 Portfolio as of December 31, 2007, the results of their operations, the cash flows of Merger Arbitrage-1 Portfolio, the changes in their net assets, and the financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Milwaukee, Wisconsin
February 29, 2008

Underlying Funds Trust
Board Approval of Investment
Advisory Agreement
December 31, 2007 (Unaudited)

AIP Alternative Strategies Funds
Board Approval of Investment Advisory Agreement

At its meeting in-person held on August 8, 2007, the Board of Trustees (the “Board”) of AIP Alternative Strategies Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), voted to approve the continuation of the current investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its two series, the Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund (together, the “Funds”), and Alternative Investment Partners, LLC (the “Advisor”). The Board received and discussed a memorandum from the Funds’ legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in reviewing advisory contracts.  In connection with its approval of the continuation of the Advisory Agreement, the Board considered the following factors:

•	The investment performance of the Funds both on an absolute basis and on a relative basis in comparison to its peers; and

•	The nature, scope and quality of the services provided by the Advisor;

•	The reasonableness of the cost of the services provided by the Advisor;

•	The extent to which economies of scale would be reflected in fee levels for the benefit of shareholders; and

•	The profits to be realized by the Advisor and its affiliates from the relationship with the Funds.

The Trustees evaluated these factors based on their own direct experience with the Advisor and in consultation with their independent counsel.  None of these factors was determinative in the Board’s decision to continue the Advisory Agreement, but each was a factor in the Trustees’ consideration.  Greater detail regarding the Board’s consideration of these factors is set forth below.

The Board discussed each Fund’s performance for the current calendar year and for the one-, three- and five-year periods ended June 30, 2007.  In assessing the quality of the portfolio management delivered by the Advisor, the Trustees also compared the short-term and long-term performance of each Fund on both an absolute basis and in comparison with its peer group and its benchmark index, as constructed by data provided by Lipper, Inc. and assembled by the Fund’s administrative services agent, U.S. Bancorp Fund Services, LLC (the “Fund Administrator”), independently from the Advisor.  The Trustees noted that performance figures for each Fund since inception included periods when such Fund had very few assets and was in a start-up phase, and therefore gave greater weight to more recent performance.  The Trustees also noted that during the course of the prior two years they had met with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor’s reports. The Board concluded that the Advisor’s performance overall was satisfactory under current market conditions.

Underlying Funds Trust
Board Approval of Investment
Advisory Agreement
December 31, 2007 (Unaudited)

In addition, the Board discussed and considered materials which had been distributed to them in advance of the Board meeting and prepared by the Advisor in response to the questionnaire provided by Fund counsel with respect to certain matters that counsel believed relevant to the annual continuation of the Advisory Agreement under Section 15 of the Investment Company Act.  These  materials included, among other thing, information regarding: (a) the Advisor’s financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on the cost to the Advisor of sponsoring the Funds and the Advisor’s profitability in connection with such sponsorship; (c) information on economies of scale (if any) resulting from growth of the Funds’ assets; (d) the timeliness, adequacy and quality of information supplied by the Advisor in response to the requests of the Trustees and the Fund Administrator; (e) the disclosures and responses in Parts I and II of the Advisor’s Form ADV registration as filed with the SEC; (f) the Advisor’s policy with respect to proxy voting; (g) the Advisor’s brokerage allocation and soft dollar practices; (h) the Advisor’s insurance arrangements, both for the Funds and the Advisor’s other clients; (i) regulatory issues; (j) the Advisor’s compliance program and chief compliance officer; and (k) other material factors affecting the Advisor.

After reviewing these materials, the Board assessed the overall quality of services provided to each Fund.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Advisor involved in the day-to-day activities of each Fund.  The Board also considered its knowledge of the Advisor’s operations.  The Trustees also discussed the Advisor’s marketing activity and commitment to Fund growth, and reviewed the Advisor’s compliance with any reimbursement requirements of the Funds.  The Trustees also reviewed the structure of the Advisor’s compliance procedures and their effectiveness during the prior year.  The Trustees noted that during the course of the prior year they had met with the Advisor in person to discuss various performance, marketing and compliance items.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Advisor.  The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedure essential to performing its duties under its advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.

The Trustees then discussed in greater detail, with the assistance of the Trust’s Chief Compliance Officer (“CCO”), the Advisor’s handling of compliance matters.  The CCO reported to the Board on the effectiveness of the Advisor’s compliance program.  The CCO noted that the Advisor had provided certifications that: (a) it had adopted a Code of Ethics conforming to applicable regulatory requirements; and (b) it had adopted procedures reasonably necessary to prevent its access persons from violating its Code of Ethics, to which the CCO offered her own certification that the Codes were compliant with applicable regulations. The Board also discussed the Advisor’s business continuity plan.  After reviewing the Advisor’s compliance policies and procedures with respect to each Fund, based on the assurances and information provided to them by the CCO, the Board concluded that the Advisor’s policies and procedures were satisfactory.

The Board then turned to a more focused review of the cost of services and the structure of the Advisor’s fees.  A lengthy discussion ensued, including a detailed review of the expense analysis report provided to them and other pertinent material with respect to each Fund.  The Trustees reviewed extensively the related statistical information and other materials provided, including the comparative expenses, components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its peer funds and separate accounts, as well as expense waivers and reimbursements of the Advisor.

Underlying Funds Trust
Board Approval of Investment
Advisory Agreement
December 31, 2007

The Board also reviewed information prepared by the Fund Administrator comparing the Funds’ contractual advisory fees with a peer group of funds, and comparing the Funds’ overall expense ratio to the expense ratios of a peer group of funds, both before and after fee waivers and expense reimbursement, as well as the profitability memo prepared by the Advisor.  However, the Advisor noted that the Funds offer a unique product and therefore the peer groups do not mirror the Funds in whole. The Advisor will continue to refine the comparative data and monitor the marketplace for more comparable products. Nevertheless, the Board considered these comparisons helpful in their assessment as to whether the Advisor was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace given the Fund’s investment objectives, strategies limitations and restrictions. The Board noted that the sub-advisory and research consultant fees were paid out of the Advisor’s fee. The Board also reviewed information regarding expenses presented by management, which showed overall expenses of the Funds.  Based on all of this information, the Board concluded that the Funds’ expenses were reasonable.

The Trustees also discussed the overall profitability of sponsoring each Fund to the Advisor, reviewing the Advisor’s financial information.  The Trustees considered both the direct and indirect benefits to the Advisor from advising the Funds.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the applicable advisory agreements and any expense subsidization undertaken by the Advisor, as well as each Fund’s brokerage commissions and use of soft dollars by the Advisor.  These considerations were based on material requested by the Trustees and the Fund Administrator specifically for the meeting, as well as the in-person presentations made by the Advisor over the course of the year.  After further discussion, the Trustees concluded that the Advisor’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Advisor had maintained adequate financial strength to support the services to its Funds.

The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Advisor, that (a) the Advisor was able to retain quality personnel, including the sub-advisors and Trust Advisors, (b) the Advisor exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Advisory Agreement, (c) the Advisor was very responsive to the requests of the Trustees, (d) the Advisor had consistently kept the Board apprised of developments related to the Funds and the industry in general and (e) the Advisor continued to demonstrate the ability to grow the Funds.

The Board concluded that the nature and scope of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Advisor had been maintained over the past year and that the quality of service continued to be high.

Based on the factors discussed above, the Board approved continuation of the Advisory Agreement.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Joseph Breslin is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services and tax services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/07	FYE 12/31/06
Audit Fees	$307,000	$219,000
Audit-Related Fees	None	None
Tax Fees	$58,900	$92,400
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/07	FYE 12/31/06
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

 Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

 Item 10. Submission of Matters to a Vote of Security Holders.

 Not Applicable.

 Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

 Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Underlying Funds Trust

By (Signature and Title)   /s/Lee Schultheis
Lee Schultheis, President

Date   March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Lee Schultheis
Lee Schultheis, President

Date   March 6, 2008

By (Signature and Title)*   /s/Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date   March 10, 2008

* Print the name and title of each signing officer under his or her signature.